As filed with the Securities and Exchange Commission on January 2, 2026

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23761

NEUBERGER BERMAN ETF TRUST
(Exact Name of Registrant as specified in charter)
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, New York 10104-0002
(Address of Principal Executive Offices – Zip Code)

Joseph V. Amato
Chief Executive Officer and President
Neuberger Berman ETF Trust
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, New York 10104-0002

Lori L. Schneider, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C.  20006-1600
 (Names and Addresses of agents for service)

Registrant’s telephone number, including area code: (212) 476-8800

Date of fiscal year end: October 31

Date of reporting period: October 31, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Shareholders.

(a) Following are copies of the annual reports transmitted to shareholders pursuant to Rule 30e-1 under the Act.

Neuberger Berman

Energy Transition & Infrastructure ETF

Annual Shareholder Report

October 31, 2025

NBET | NYSE Arca, Inc.

This annual shareholder report contains important information about the Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at nb.com/nbet-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Energy Transition & Infrastructure ETF	$65	0.62%

How did the Fund perform last year?

The Fund had positive absolute returns for the period; however, it underperformed the Alerian MLP Index (the Index). Performance benefited from companies transporting natural gas and positioned near data center buildouts. Rising power demands are supporting new natural gas pipeline projects and are primarily driven today by industrial automation & electrification and liquefied natural gas export tailwinds. An underweight versus the Index to oil-focused midstream was a detractor, but we believe long-term demand decline will impair specific company values.

Performance Attribution

Top Contributors

Top Detractors

  Overweight versus the Index and security selection within Natural Gas Pipelines

  No exposure to Energy Marketing & Distribution

  Security selection within Gathering & Processing

  Underweight Oil Pipelines versus the Index

  Overweight Materials/Chemicals not in the Index

  Cash position

How did the Fund perform since inception?

Total Return Based on a $10,000 Investment

	Energy Transition & Infrastructure ETF (at NAV) $13,535	S&P 500® Index $16,099	Alerian MLP Index $18,155	MSCI All Country World Index (Net) $15,173
4/6/22	$10,000	$10,000	$10,000	$10,000
4/30/22	$9,042	$9,227	$9,954	$9,308
7/31/22	$9,768	$9,263	$10,380	$9,130
10/31/22	$9,133	$8,720	$11,398	$8,432
1/31/23	$9,892	$9,222	$11,704	$9,354
4/30/23	$9,661	$9,473	$11,624	$9,500
7/31/23	$10,228	$10,468	$12,760	$10,308
10/31/23	$8,596	$9,604	$13,290	$9,317
1/31/24	$9,598	$11,141	$14,509	$10,728
4/30/24	$10,664	$11,619	$15,630	$11,159
7/31/24	$11,584	$12,787	$16,456	$12,062
10/31/24	$12,437	$13,255	$16,252	$12,372
1/31/25	$13,738	$14,080	$18,805	$12,952
4/30/25	$12,858	$13,025	$17,740	$12,480
7/31/25	$13,853	$14,875	$19,091	$13,977
10/31/25	$13,535	$16,099	$18,155	$15,173

Average Annual Total Returns

Name	1 Year	Since Inception 4/6/22
Energy Transition & Infrastructure ETF (at NAV)	8.83%	8.84%
S&P 500® Index	21.45%	14.26%
Alerian MLP Index	11.71%	18.17%
MSCI All Country World Index (Net)	22.64%	12.38%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, additional indices. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. Prior to November 1, 2024, the Fund had a different investment strategy and benchmark. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit https://www.nb.com/en/us/products/etfs/energy-transition-infrastructure-etf?section=performance.

On November 1, 2024, the Fund began comparing its performance to the S&P 500® Index. The Alerian MLP Index will be maintained as a secondary index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund's investment strategy than the S&P 500 Index.

Key Fund Statistics

Net Assets	$22,243,642
Number of Portfolio Holdings	32
Portfolio Turnover Rate	15%
Total Investment Advisory Fees Paid	$0

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Targa Resources Corp.	7.4%
Energy Transfer LP	7.0%
Enterprise Products Partners LP	6.9%
Cheniere Energy, Inc.	6.1%
DT Midstream, Inc.	5.9%
Williams Cos., Inc.	5.4%
Western Midstream Partners LP	4.5%
Sempra	4.3%
Clearway Energy, Inc. Class C	4.1%
Antero Midstream Corp.	3.9%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Energy	81.7%
Utilities	16.3%
Materials	1.7%
Short-Term Investments	0.3%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's prospectus, which is available at nb.com/nbet-documents or upon request at 800.877.9700 or fundinfo@nb.com.

Effective April 9, 2025, the Fund's contractual expense cap changed to 0.65% of average net assets.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/nbet-documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank).

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0219 12/25

Annual Shareholder Report

October 31, 2025

NBET | NYSE Arca, Inc.

Neuberger Berman

Emerging Markets Debt Hard Currency ETF

Annual Shareholder Report

October 31, 2025

NEMD | NYSE Arca, Inc.

This annual shareholder report contains important information about the Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at nb.com/NEMD. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Debt Hard Currency ETF	$80	0.75%

How did the Fund perform last year?

The period saw notable volatility due to new U.S. policies affecting global markets. Nevertheless, emerging markets debt performed strongly, aided by a weaker U.S. dollar, attractive yields, and historically tight spreads. The Fund delivered positive returns and outperformed its benchmarks, with bottom-up positioning in local and hard currency driving results. Overweighting local currency contributed to outperformance prior to the strategy change. Following the Fund’s conversion to an ETF and related strategy shift to hard currency only, the Fund continued to outperform its new index, the JPM EMBI Global Diversified Index (the Index).

Performance Attribution

Top Contributors

Top Detractors

Derivatives

  Hard currency country overweights to high yield and defaulted credits including Sri Lanka, Ecuador, Egypt, Zambia, Lebanon, and Venezuela versus the prior blended benchmark

  Local currency frontier markets including Egypt, Nigeria, Zambia, and Ghana

  Overweight allocation to local currency relative to hard currency versus the prior blended benchmark

  Local currency foreign exchange (FX) and duration overweight Turkey, FX underweight to the Thai baht versus the Index

  Corporate sectors including real estate, transport oil & gas

  Futures contracts

  Forward FX contracts

  Swaps

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Emerging Markets Debt Hard Currency ETF (at NAV) $14,928	JPM EMBI Global Diversified Index $14,985	JPM EM Blend HC/LC 50-50 Index $14,504
10/31/15	$10,000	$10,000	$10,000
10/31/16	$11,217	$11,170	$11,085
10/31/17	$11,976	$11,876	$11,725
10/31/18	$11,226	$11,355	$11,165
10/31/19	$12,730	$12,984	$12,783
10/31/20	$12,650	$13,111	$12,707
10/31/21	$13,092	$13,690	$13,071
10/31/22	$10,280	$10,379	$10,368
10/31/23	$11,447	$11,246	$11,525
10/31/24	$13,022	$13,289	$12,979
10/31/25	$14,928	$14,985	$14,504

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Emerging Markets Debt Hard Currency ETF (at NAV)	14.47%	3.37%	4.09%
JPM EMBI Global Diversified Index	12.76%	2.71%	4.13%
JPM EM Blend HC/LC 50-50 Index	11.75%	2.68%	3.79%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. The Fund commenced operations after the assets of another investment company, Neuberger Berman Emerging Markets Debt Fund (the predecessor fund), were transferred to the Fund in a tax-free reorganization as of the close of business on August 8, 2025. The Fund has adopted the performance history of its predecessor fund. The information shown above prior to the Fund’s listing on the NYSE Arca on August 11, 2025, is for the predecessor fund’s Institutional Class. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit https://www.nb.com/en/us/products/etfs/emerging-markets-debt-hard-currency-etf?section=performance.

On August 11, 2025, the Fund began comparing its performance to the JPM EMBI Global Diversified Index rather than the JPM EM Blend Hard Currency / Local Currency 50-50 Index to correspond with the Fund's revised principal investment strategy.

Key Fund Statistics

Net Assets	$108,382,634
Number of Portfolio Holdings	234
Portfolio Turnover Rate	111%
Total Investment Advisory Fees Paid	$273,738

What did the Fund invest in?

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

Romania Government International Bonds	4.6%
State Street Institutional U.S. Government Money Market Fund Premier Class	4.1%
Ivory Coast Government International Bonds	4.1%
Petroleos Mexicanos	3.5%
Egypt Government International Bonds	3.1%
Dominican Republic International Bonds	3.1%
Colombia Government International Bonds	3.0%
Sri Lanka Government International Bonds	2.8%
Republic of South Africa Government International Bonds	2.4%
Ecuador Government International Bonds	2.4%

Portfolio by Investment Type

(as a % of Total Net Assets)

Foreign Government Securities	67.4%
Corporate Bonds	26.7%
Short-Term Investments	4.1%
Other Assets Less Liabilities	1.8%Footnote Reference**
Total	100.0%
Footnote	Description
Footnote**	Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.

Top Ten Countries

(as a % of Total InvestmentsFootnote Reference*)

Mexico	6.3%
Colombia	4.7%
Romania	4.6%
United States	4.1%
Cote D'Ivoire	4.1%
Kazakhstan	3.8%
Chile	3.3%
Egypt	3.1%
Brazil	3.1%
Dominican Republic	3.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's prospectus, which is available at nb.com/NEMD or upon request at 800.877.9700 or fundinfo@nb.com.

Effective after the close of business on August 8, 2025, pursuant to an Agreement and Plan of Reorganization previously approved by the Board of Trustees, Neuberger Berman Emerging Markets Debt Fund was reorganized into Neuberger Berman Emerging Markets Debt Hard Currency ETF.

Neuberger Berman Emerging Markets Debt Hard Currency ETF has the same investment adviser and sub-adviser, and continues to invest in emerging markets debt securities utilizing a different principal investment strategy than its predecessor fund since it invests primarily in hard currency emerging markets debt securities.

In connection with the reorganization, the Fund's management fee changed to 0.50% of average net assets and its administration fee changed to 0.09% of average net assets and the contractual expense cap changed to 0.59% of average net assets until October 31, 2028.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/NEMD.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank).

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

AA0245 12/25

Annual Shareholder Report

October 31, 2025

NEMD | NYSE Arca, Inc.

Neuberger Berman

Flexible Credit Income ETF

Annual Shareholder Report

October 31, 2025

NBFC | NYSE Arca, Inc.

This annual shareholder report contains important information about the Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at nb.com/nbfc-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Flexible Credit Income ETF	$41	0.39%

How did the Fund perform last year?

The Fund generated a 9.44% total return on a net asset value (NAV) basis versus the 6.16% total return of the Bloomberg U.S. Aggregate Bond Index (the Index). The top contributors relative to the Index included the Fund’s exposures within High Yield Credit, Emerging Market Debt, Collateralized Loan Obligations (CLOs), Hybrid Securities and Senior Floating Rate Loans. Duration positioning also added to performance. The primary detractors came from the Fund’s exposure to Agency Mortgage-Backed Securities (MBS) and Investment Grade Credit.

Performance Attribution

Top Contributors

Top Detractors

Derivatives

  Overweights versus the Index and security selection in High Yield Credit and Emerging Market Debt

  Overweight in CLOs and underweight duration positioning

  Overweight and security selection in Hybrid Securities and an overweight in Senior Floating Rate Loans

  Underweight allocation to Agency MBS versus the Index

  Underweight and security selection in Investment Grade Credit

  Forward foreign currency contracts

  Futures

  Swaps

How did the Fund perform since inception?

Total Return Based on a $10,000 Investment

	Flexible Credit Income ETF (at NAV) $11,354	Bloomberg U.S. Universal Index $10,878	Bloomberg U.S. Aggregate Bond Index $10,812	ICE BofA Global High Yield Constrained Index (USD-Hedged) $11,327
6/24/24	$10,000	$10,000	$10,000	$10,000
7/31/24	$10,146	$10,160	$10,160	$10,174
10/31/24	$10,377	$10,214	$10,185	$10,467
1/31/25	$10,625	$10,227	$10,178	$10,675
4/30/25	$10,612	$10,473	$10,446	$10,667
7/31/25	$11,060	$10,567	$10,503	$11,094
10/31/25	$11,354	$10,878	$10,812	$11,327

Average Annual Total Returns

Name	1 Year	Since Inception 6/24/24
Flexible Credit Income ETF (at NAV)	9.44%	9.84%
Bloomberg U.S. Universal Index	6.51%	6.42%
Bloomberg U.S. Aggregate Bond Index	6.16%	5.94%
ICE BofA Global High Yield Constrained Index (USD-Hedged)	8.22%	9.64%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, additional indices. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.  Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit https://www.nb.com/en/us/products/etfs/flexible-credit-income-etf?section=performance.

Key Fund Statistics

Net Assets	$57,869,995
Number of Portfolio Holdings	431
Portfolio Turnover Rate	74%
Total Investment Advisory Fees Paid	$0

What did the Fund invest in?

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

State Street Institutional U.S. Government Money Market Fund Premier Class	5.6%
Wellington Management CLO 3 Ltd.	2.2%
Ballyrock CLO 27 Ltd.	2.2%
Symphony CLO 45 Ltd.	2.2%
AGL CLO 33 Ltd.	2.2%
Bausch & Lomb Corp.	1.6%
Foundry JV Holdco LLC	1.2%
CSC Holdings LLC	1.1%
Focus Financial Partners LLC	1.0%
Trident TPI Holdings, Inc.	0.9%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Portfolio by Investment Type

(as a % of Total Net Assets)

Corporate Bonds	59.0%
Asset-Backed Securities	12.3%
Loan Assignments	10.7%
Foreign Government Securities	6.4%
Mortgage-Backed Securities	5.5%
Short-Term Investments	5.5%
Other Assets Less Liabilities	0.6%Footnote Reference**
Total	100.0%
Footnote	Description
Footnote**	Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/nbfc-documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank).

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0429 12/25

Annual Shareholder Report

October 31, 2025

NBFC | NYSE Arca, Inc.

Neuberger Berman

Short Duration Income ETF

Annual Shareholder Report

October 31, 2025

NBSD | NYSE Arca, Inc.

This annual shareholder report contains important information about the Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at nb.com/nbsd-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short Duration Income ETF	$35	0.34%

How did the Fund perform last year?

The Fund generated a 6.25% total return on a net asset value (NAV) basis versus the 5.07% total return for the Bloomberg 1-3 Year U.S. Government/Credit Bond Index (the Index) over the same period. Top contributors relative to the Index included the Fund’s exposures to Securitized Credit, High Yield, Agency Mortgage-Backed Securities (MBS), Collateralized Loan Obligations (CLOs), Floating Rate Loans and Investment Grade Credit. The Fund’s duration and yield curve positioning added to performance. The primary detractor came from an underweight to U.S. Treasuries.

Performance Attribution

Top Contributors

Top Detractors

Derivatives

  Overweights in Securitized Credit and High Yield versus the Index

  Overweights in Agency MBS, CLOs and Floating Rate Loans

  Security selection and an overweight to Investment Grade Credit

  Duration and yield curve positioning

  Underweight allocation to U.S. Treasuries versus the Index

  Swap contracts

  Futures

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Short Duration Income ETF (at NAV) $12,795	Bloomberg U.S. Aggregate Bond Index $12,071	Bloomberg 1-3 Year U.S. Government/Credit Bond Index $12,158
10/31/15	$10,000	$10,000	$10,000
10/31/16	$10,106	$10,437	$10,131
10/31/17	$10,181	$10,531	$10,199
10/31/18	$10,211	$10,315	$10,234
10/31/19	$10,682	$11,502	$10,734
10/31/20	$10,929	$12,214	$11,097
10/31/21	$11,286	$12,155	$11,092
10/31/22	$10,536	$10,249	$10,551
10/31/23	$11,060	$10,286	$10,891
10/31/24	$12,015	$11,370	$11,572
10/31/25	$12,795	$12,071	$12,158

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Short Duration Income ETF (at NAV)	6.25%	3.20%	2.50%
Bloomberg U.S. Aggregate Bond Index	6.16%	(0.24)%	1.90%
Bloomberg 1-3 Year U.S. Government/Credit Bond Index	5.07%	1.84%	1.97%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. The Fund commenced operations after the assets of another investment company, Neuberger Berman Short Duration Bond Fund (the predecessor fund), were transferred to the Fund in a tax-free reorganization as of the close of business on June 21, 2024. The Fund has adopted the performance history of its predecessor fund. The information shown above prior to the Fund’s listing on the NYSE Arca on June 24, 2024, is for the predecessor fund’s Institutional Class. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit https://www.nb.com/en/us/products/etfs/short-duration-income-etf?section=performance.

Key Fund Statistics

Net Assets	$554,631,987
Number of Portfolio Holdings	738
Portfolio Turnover Rate	49%
Total Investment Advisory Fees Paid	$280,510

What did the Fund invest in?

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

Federal National Mortgage Association	7.2%
State Street Institutional U.S. Government Money Market Fund Premier Class	6.3%
Federal Home Loan Mortgage Corp.	5.2%
Federal National Mortgage Association Connecticut Avenue Securities	3.3%
Federal Home Loan Mortgage Corp. STACR REMIC Trust	2.4%
Government National Mortgage Association	2.0%
Wells Fargo & Co.	1.7%
Navient Private Education Refi Loan Trust	1.6%
Goldman Sachs Group, Inc.	1.4%
Citigroup, Inc.	1.3%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Portfolio by Investment Type

(as a % of Total Net Assets)

Corporate Bonds	36.3%
Mortgage-Backed Securities	33.9%
Asset-Backed Securities	22.2%
Loan Assignments	2.1%
Municipal Notes	0.9%
Short-Term Investments	6.4%
Liabilities Less Other Assets	(1.8)%Footnote Reference**
Total	100.0%
Footnote	Description
Footnote**	Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/nbsd-documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank).

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0321 12/25

Annual Shareholder Report

October 31, 2025

NBSD | NYSE Arca, Inc.

Neuberger Berman

Total Return Bond ETF

Annual Shareholder Report

October 31, 2025

NBTR | NYSE Arca, Inc.

This annual shareholder report contains important information about the Fund for the period of December 17, 2024 to October 31, 2025. You can find additional information about the Fund at nb.com/nbtr. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference**
Total Return Bond ETF	$34	0.38%
Footnote	Description
Footnote*	Expenses for a full reporting period would be higher.
Footnote**	Annualized.

How did the Fund perform over the period?

The Fund generated a total return on a net asset value (NAV) basis of 6.63% versus 5.95% for the Bloomberg U.S. Aggregate Bond Index (the Index). Top contributors versus the Index included exposures to Emerging Market Debt, High Yield and Investment Grade Credit. Other contributors included Credit Risk Transfers, Non-Agency Mortgage-Backed Securities (MBS), Collateralized Loan Obligations (CLOs), Commercial Mortgage-Backed Securities (CMBS) and Asset-Backed Securities (ABS). The Fund’s duration and yield curve positioning also contributed. Conversely, an underweight to Agency MBS versus the Index was the primary detractor.

Performance Attribution

Top Contributors

Top Detractors

Derivatives

  Overweight exposure versus the Index to Emerging Market Debt and High Yield

  Overweight and security selection in Investment Grade Credit

  Duration and yield curve positioning

  Overweights to Credit Risk Transfers, Non-Agency MBS, CLOs, CMBS and ABS

  Underweight to Agency MBS versus the Index

  Futures contracts

How did the Fund perform since inception?

Total Return Based on a $10,000 Investment

	Total Return Bond ETF (at NAV) $10,663	Bloomberg U.S. Aggregate Bond Index $10,595
12/17/24	$10,000	$10,000
1/31/25	$9,985	$9,973
4/30/25	$10,169	$10,237
7/31/25	$10,346	$10,292
10/31/25	$10,663	$10,595

Cumulative Total Returns

Name	Since Inception 12/17/24
Total Return Bond ETF (at NAV)	6.63%
Bloomberg U.S. Aggregate Bond Index	5.95%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.  Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit https://www.nb.com/en/us/products/etfs/total-return-bond-etf?section=performance.

Key Fund Statistics

Net Assets	$53,554,551
Number of Portfolio Holdings	436
Portfolio Turnover Rate	139%
Total Investment Advisory Fees Paid	$0

What did the Fund invest in?

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

Federal Home Loan Mortgage Corp.	6.7%
Federal National Mortgage Association	5.3%
State Street Institutional U.S. Government Money Market Fund Premier Class	3.3%
U.S. Treasury	3.2%
Federal National Mortgage Association Connecticut Avenue Securities	1.6%
Oracle Corp.	1.4%
Foundry JV Holdco LLC	1.4%
Imperial Brands Finance PLC	1.1%
BX Trust	1.1%
JPMorgan Chase & Co.	1.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Portfolio by Investment Type

(as a % of Total Net Assets)

Corporate Bonds	50.8%
Mortgage-Backed Securities	25.4%
Asset-Backed Securities	12.8%
Foreign Government Securities	5.3%
U.S. Treasury Obligations	3.2%
U.S. Government Agency Securities	0.2%
Short-Term Investments	3.3%
Liabilities Less Other Assets	(1.0)%Footnote Reference**
Total	100.0%
Footnote	Description
Footnote**	Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/nbtr.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank).

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0627 12/25

Annual Shareholder Report

October 31, 2025

NBTR | NYSE Arca, Inc.

(b) Not applicable to the Registrant.

Item 2.  Code of Ethics.

The Board of Trustees (“Board”) of Neuberger Berman ETF Trust (“Registrant”) has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions (“Code of Ethics”). During the period covered by this Form N-CSR, there were no substantive amendments to the Code of Ethics and there were no waivers from the Code of Ethics granted to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.
A copy of the Code of Ethics is incorporated by reference to Neuberger High Yield Strategies Fund Inc.’s Form N-CSR, Investment Company Act file number 811-22396 (filed December 30, 2025). The Code of Ethics is also available, without charge, by calling 1-800-877-9700 (toll-free).
Item 3.  Audit Committee Financial Expert.

The Board has determined that the Registrant has three audit committee financial experts serving on its audit committee. The Registrant’s audit committee financial experts are Michael J. Cosgrove, Martha C. Goss and Deborah C. McLean. Mr. Cosgrove, Ms. Goss and Ms. McLean are independent trustees as defined by Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

Ernst & Young, LLP (“E&Y”) serves as independent registered public accounting firm to each series of the Registrant.

(a) Audit Fees

The aggregate fees billed for professional services rendered by E&Y for the audit of the annual financial statements or services that are normally provided by E&Y in connection with statutory and regulatory filings or engagements were $107,390 and $209,200 for the fiscal period or year ended 2024 and 2025, respectively.

(b) Audit-Related Fees

The aggregate fees billed to the Registrant for assurance and related services by E&Y that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported above in Audit Fees were $0 and $0  for the fiscal period or year ended 2024 and 2025, respectively. The Audit Committee approved 0% and 0% of these services provided by E&Y for the fiscal period or year ended 2024 and 2025, respectively, pursuant to the waiver provisions of Rule 2-01(c)(7)(i)(C) of Regulation S-X.

The fees billed to other entities in the investment company complex for assurance and related services by E&Y that are reasonably related to the performance of the audit that the Audit Committee was required to approve because the engagement related directly to the operations and financial reporting of the Registrant were $0 and $0 for the fiscal period or year ended 2024 and 2025, respectively. The Audit Committee approved 0% and 0% of these services provided by E&Y for the fiscal period or year ended 2024 and 2025, respectively, pursuant to the waiver provisions of Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(c) Tax Fees

The aggregate fees billed to the Registrant for professional services rendered by E&Y for tax compliance, tax advice, and tax planning were $39,050 and $111,360 for the fiscal period or year ended 2024 and 2025, respectively. The nature of the services provided includes preparation of the Federal and State tax extensions and tax returns, review of annual excise tax calculations, and preparation of form 8613, in addition to assistance with the identification of Passive Foreign Investment Companies, assistance with determination of various foreign withholding taxes, and assistance with Internal Revenue Code and tax regulation requirements for fund investments. The Audit Committee approved 0% and 0% of these services provided by E&Y for the fiscal period or year ended 2024 and 2025, respectively, pursuant to the waiver provisions of Rule 2-01(c)(7)(i)(C) of Regulation S-X.

The fees billed to other entities in the investment company complex for professional services rendered by E&Y for tax compliance, tax advice, and tax planning that the Audit Committee was required to approve because the engagement related directly to the operations and financial reporting of the Registrant were $0 and $0 for the fiscal period or year ended 2024 and 2025, respectively. The Audit Committee approved 0% and 0% of these services provided by E&Y for the fiscal period or year ended 2024 and 2025, respectively, pursuant to the waiver provisions of Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(d) All Other Fees

The aggregate fees billed to the Registrant for products and services provided by E&Y, other than services reported in Audit Fees, Audit-Related Fees, and Tax Fees were $0 and $0 for the fiscal period or year ended 2024 and 2025, respectively. The Audit Committee approved 0% and 0% of these services provided by E&Y for the fiscal period or year ended 2024 and 2025, respectively, pursuant to the waiver provisions of Rule 2-01(c)(7)(i)(C) of Regulation S-X.

The fees billed to other entities in the investment company complex for products and services provided by E&Y, other than services reported in Audit Fees, Audit-Related Fees, and Tax Fees that the Audit Committee was required to approve because the engagement related directly to the operations and financial reporting of the Registrant were $0 and $0 for the fiscal period or year ended 2024 and 2025, respectively. The Audit Committee approved 0% and 0% of these services provided by E&Y for the fiscal period or year ended 2024 and 2025, respectively, pursuant to the waiver provisions of Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(e)  Audit Committee’s Pre-Approval Policies and Procedures

(1) The Audit Committee’s pre-approval policies and procedures for the Registrant to engage an accountant to render audit and non-audit services delegate to each member of the Committee the power to pre-approve services between meetings of the Committee.

(2) None of the services described in paragraphs (b) through (d) above were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Hours Attributed to Other Persons

Not applicable.

(g) Non-Audit Fees

Non-audit fees billed by E&Y for services rendered to the Registrant were $39,050 and $111,360 for the fiscal period or year ended 2024 and 2025, respectively.

Non-audit fees billed by E&Y for services rendered to the Registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant were $0 and $0 for the fiscal period or year ended 2024 and 2025, respectively.

(h) The Audit Committee of the Board considered whether the provision of non-audit services rendered to the Registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant that were not pre-approved by the Audit Committee because the engagement did not relate directly to the operations and financial reporting of the Registrant is compatible with maintaining E&Y’s independence.

(i)  Not applicable.

(j)  Not applicable.

Item 5.  Audit Committee of Listed Registrants.

(a)  The Board has established a separately-designated standing audit committee established in  accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended (“Exchange Act”). Its members are Michael J. Cosgrove (Chair), Martha C. Goss (Vice Chair), Deborah C. McLean, and Paul M. Nakasone.

(b)  Not applicable to the Registrant.

Item 6.  Investments.

(a)	The complete schedule of investments for each series is disclosed in the Registrant’s financial statements, which is included in Item 7 of this Form N-CSR.

(b)	Not applicable to the Registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Neuberger Berman
ETF Trust
Emerging Markets Debt Hard Currency ETF
Energy Transition & Infrastructure ETF
Flexible Credit Income ETF
Short Duration Income ETF
Total Return Bond ETF

Annual Financial Statements and Other Information
October 31, 2025

Contents

Board Consideration of the Management Agreements (Form N-CSR Item 11)	119
Notice to Shareholders	124

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund names in this piece are either service marks or registered service marks of Neuberger Berman Group LLC or Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA. ©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Legend October 31, 2025 (Unaudited)

Neuberger Berman ETF Trust
Clearinghouses:
ICE CC	= ICE Clear Credit LLC
Counterparties:
BCB	= Barclays Bank PLC
CITI	= Citibank, N.A.
DB	= Deutsche Bank AG
GSI	= Goldman Sachs International
RBC	= Royal Bank of Canada
UBS	= UBS AG
WBC	= Westpac Banking Corp.
Index Periods/Payment Frequencies:
3M	= 3 Months
Other Abbreviations:
CJSC	= Closed Joint Stock Company
JSC	= Joint Stock Company
Management or NBIA	= Neuberger Berman Investment Advisers LLC
PJSC	= Public Joint Stock Company
Reference Rate Benchmarks:
SOFR	= Secured Overnight Financing Rate
Currency Abbreviations:
EUR	= Euro
GBP	= Pound Sterling
USD	= United States Dollar

Schedule of Investments Emerging Markets Debt Hard Currency ETF^
October 31, 2025

Principal Amount(a)			Value
Corporate Bonds 26.7%
Angola 0.2%
	$200,000	Azule Energy Finance PLC, 8.13%, due 1/23/2030	$201,001 (b)
Azerbaijan 0.3%
Southern Gas Corridor CJSC
	100,000	6.88%, due 3/24/2026	100,880 (c)
	200,000	6.88%, due 3/24/2026	201,762 (c)
302,642
Bahrain 0.2%
	200,000	Bapco Energies BSC Closed, 8.38%, due 11/7/2028	216,729 (c)
Brazil 1.2%
	230,000	Braskem America Finance Co., 7.13%, due 7/22/2041	94,148 (c)
	270,000	Braskem Netherlands Finance BV, 8.50%, due 1/12/2031	113,441 (c)
	425,000	CSN Inova Ventures, 6.75%, due 1/28/2028	394,300 (c)
	556,447	MC Brazil Downstream Trading SARL, 7.25%, due 6/30/2031	457,205 (c)
Samarco Mineracao SA
	134,254	4.00% Cash/5.00% PIK, due 6/30/2031	134,252 (c)(d)
	158,920	4.00% Cash/5.00% PIK, due 6/30/2031	158,918 (b)(d)
1,352,264
Bulgaria 0.2%
EUR	200,000	Bulgarian Energy Holding EAD, 4.25%, due 6/19/2030	230,341 (c)
Chile 2.5%
	$200,000	Antofagasta PLC, 6.25%, due 5/2/2034	215,359 (c)
	200,000	Banco de Credito e Inversiones SA, 8.75%, due 5/8/2029	215,000 (c)(e)(f)
Corp. Nacional del Cobre de Chile
	280,000	5.95%, due 1/8/2034	294,448 (c)
	548,000	6.33%, due 1/13/2035	584,661 (b)
	770,000	6.44%, due 1/26/2036	838,511 (c)
	560,000	Empresa Nacional del Petroleo, 6.15%, due 5/10/2033	592,783 (c)
2,740,762
Colombia 1.7%
	200,000	Bancolombia SA, 8.63%, due 12/24/2034	213,680 (e)
Grupo Nutresa SA
	820,000	8.00%, due 5/12/2030	880,885 (b)
	300,000	9.00%, due 5/12/2035	340,575 (b)
	320,000	9.00%, due 5/12/2035	363,280 (c)
1,798,420
Congo 0.2%
	200,000	Ivanhoe Mines Ltd., 7.88%, due 1/23/2030	206,150 (c)
El Salvador 0.1%
	150,000	Comision Ejecutiva Hidroelectrica del Rio Lempa, 8.65%, due 1/24/2033	158,850 (b)
Guatemala 0.2%
	200,000	CT Trust, 5.13%, due 2/3/2032	188,918 (c)
Hong Kong 0.3%
	200,000	CAS Capital No. 1 Ltd., 4.00%, due 7/12/2026	197,174 (c)(e)(f)

See Notes to Financial Statements

Schedule of Investments Emerging Markets Debt Hard Currency ETF^
(cont’d)

Principal Amount(a)			Value
Hong Kong – cont'd
	$200,000	NWD Finance BVI Ltd., 5.25%, due 3/22/2026	$88,251 (c)(e)(f)
285,425
Hungary 0.2%
	200,000	MVM Energetika Zrt, 6.50%, due 3/13/2031	212,073 (c)
India 1.2%
	200,000	Adani Ports & Special Economic Zone Ltd., 4.20%, due 8/4/2027	197,709 (c)
	366,850	Greenko Power II Ltd., 4.30%, due 12/13/2028	350,287 (c)
	240,000	Greenko Wind Projects Mauritius Ltd., 7.25%, due 9/27/2028	243,804 (b)
	313,000	Reliance Industries Ltd., 2.88%, due 1/12/2032	284,912 (b)
	200,000	Vedanta Resources Finance II PLC, 9.85%, due 4/24/2033	202,278 (b)
1,278,990
Indonesia 1.4%
	310,000	Pertamina Persero PT, 6.45%, due 5/30/2044	335,104 (c)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
EUR	500,000	1.88%, due 11/5/2031	517,326 (c)
EUR	100,000	1.88%, due 11/5/2031	103,465 (b)
	$550,000	6.15%, due 5/21/2048	569,088 (b)
1,524,983
Jamaica 0.2%
	200,000	Digicel International Finance Ltd./Difl U.S. LLC, 8.63%, due 8/1/2032	199,099 (b)
Kazakhstan 2.2%
KazMunayGas National Co. JSC
	1,040,000	5.38%, due 4/24/2030	1,067,013 (c)
	690,000	3.50%, due 4/14/2033	624,188 (c)
	360,000	5.75%, due 4/19/2047	341,182 (c)
	320,000	6.38%, due 10/24/2048	322,977 (c)
2,355,360
Mexico 4.9%
	208,000	BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico, 8.13%, due 1/8/2039	226,663 (b)(e)
	200,000	Cemex SAB de CV, 5.13%, due 6/8/2026	197,329 (c)(e)(f)
	1,030,000	Comision Federal de Electricidad, 3.35%, due 2/9/2031	929,291 (c)
	198,101	FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple, 7.25%, due 1/31/2041	209,516 (b)
Petroleos Mexicanos
	150,000	6.75%, due 9/21/2047	124,223
	3,954,000	7.69%, due 1/23/2050	3,585,489
	69,000	6.95%, due 1/28/2060	56,821
5,329,332
Morocco 0.5%
	500,000	OCP SA, 7.50%, due 5/2/2054	558,595 (c)
Panama 0.4%
	210,000	Aeropuerto Internacional de Tocumen SA, 5.13%, due 8/11/2061	168,651 (c)
	200,000	Banco Nacional de Panama, 2.50%, due 8/11/2030	176,520 (c)
	200,000	Empresa de Transmision Electrica SA, 5.13%, due 5/2/2049	152,282 (c)
497,453

See Notes to Financial Statements

Schedule of Investments Emerging Markets Debt Hard Currency ETF^
(cont’d)

Principal Amount(a)			Value
Peru 1.0%
	$200,000	Minsur SA, 4.50%, due 10/28/2031	$191,971 (c)
	200,000	Niagara Energy SAC, 5.75%, due 10/3/2034	205,827 (c)
Petroleos del Peru SA
	247,000	5.63%, due 6/19/2047	177,840 (b)
	650,000	5.63%, due 6/19/2047	468,000 (c)
1,043,638
Qatar 0.1%
	200,000	QatarEnergy, 3.13%, due 7/12/2041	156,070 (b)
Saudi Arabia 1.4%
	600,000	Gaci First Investment Co., 5.63%, due 7/29/2034	635,544 (c)
Saudi Arabian Oil Co.
	200,000	4.25%, due 4/16/2039	182,808 (c)
	200,000	4.38%, due 4/16/2049	170,714 (c)
	450,000	6.38%, due 6/2/2055	484,749 (c)
1,473,815
Serbia 0.2%
	200,000	Telecommunications Co. Telekom Srbija AD Belgrade, 7.00%, due 10/28/2029	200,668 (c)
South Africa 0.6%
	200,000	Prosus NV, 3.83%, due 2/8/2051	136,931 (c)
Sasol Financing USA LLC
	260,000	8.75%, due 5/3/2029	264,026 (b)
	300,000	8.75%, due 5/3/2029	304,645 (c)
705,602
Supranational 0.9%
Banque Ouest Africaine de Developpement
	205,000	5.00%, due 7/27/2027	205,191 (b)
	200,000	4.70%, due 10/22/2031	186,721 (b)
EUR	335,000	6.25%, due 10/14/2040	385,756 (b)
	$200,000	8.20%, due 2/13/2055	206,168 (b)(e)
983,836
Turkey 0.4%
	240,000	Turkiye Is Bankasi AS, 7.75%, due 6/12/2029	249,926 (b)
	200,000	Turkiye Vakiflar Bankasi TAO, 7.25%, due 7/31/2030	204,633 (b)
454,559
Ukraine 0.1%
EUR	128,508	NAK Naftogaz Ukraine via Kondor Finance PLC, 7.13%, due 7/19/2026	128,128 (c)
United Arab Emirates 2.3%
	$780,000	Abu Dhabi Crude Oil Pipeline LLC, 4.60%, due 11/2/2047	733,865 (c)
	200,000	Abu Dhabi Developmental Holding Co. PJSC, 5.25%, due 10/2/2054	199,749 (c)
	200,000	Abu Dhabi National Energy Co. PJSC, 2.00%, due 4/29/2028	190,564 (b)
	220,000	Adnoc Murban Rsc Ltd., 5.13%, due 9/11/2054	212,774 (c)
	338,000	DAE Sukuk Difc Ltd., 4.50%, due 10/16/2030	335,680 (b)
	410,000	DP World Ltd., 6.85%, due 7/2/2037	471,876 (c)
Galaxy Pipeline Assets Bidco Ltd.
	200,000	2.63%, due 3/31/2036	176,715 (b)

See Notes to Financial Statements

Schedule of Investments Emerging Markets Debt Hard Currency ETF^
(cont’d)

Principal Amount(a)			Value
United Arab Emirates – cont'd
	$173,276	2.94%, due 9/30/2040	$147,951 (b)
2,469,174
Uzbekistan 0.7%
	680,000	Navoi Mining & Metallurgical Combinat, 6.95%, due 10/17/2031	728,006 (b)
Venezuela 0.9%
Petroleos de Venezuela SA
	1,192,409	6.00%, due 5/16/2024	263,522 (c)(g)
	3,471,452	6.00%, due 11/15/2026	767,191 (c)(g)
1,030,713

Total Corporate Bonds (Cost $28,663,421)			29,011,596
Foreign Government Securities 67.4%
Angola 1.3%
Angolan Government International Bonds
	320,000	9.24%, due 1/15/2031	312,300 (c)
	730,000	8.75%, due 4/14/2032	684,062 (c)
	200,000	9.88%, due 10/15/2035	193,683 (c)
	258,000	9.38%, due 5/8/2048	221,260 (c)
1,411,305
Argentina 2.5%
Argentine Republic Government International Bonds
	2,349,600	0.75%, due 7/9/2030	1,920,798 (h)
EUR	85,062	0.13%, due 7/9/2030	77,604
	$561,969	4.13%, due 7/9/2035	393,659 (h)
	357,258	Provincia de Buenos Aires Government Bonds, 6.63%, due 9/1/2037	261,691 (c)
2,653,752
Azerbaijan 2.1%
State Oil Co. of the Azerbaijan Republic
	1,900,000	6.95%, due 3/18/2030	2,051,207 (c)
	200,000	6.95%, due 3/18/2030	215,917 (c)
2,267,124
Bahamas 0.6%
	614,000	Bahamas Government International Bonds, 8.25%, due 6/24/2036	664,833 (c)
Benin 0.4%
Benin Government International Bonds
EUR	100,000	4.95%, due 1/22/2035	107,283 (c)
	$300,000	7.96%, due 2/13/2038	311,849 (c)
419,132
Bermuda 0.7%
Bermuda Government International Bonds
	200,000	3.72%, due 1/25/2027	197,824 (c)
	580,000	5.00%, due 7/15/2032	589,860 (c)
787,684

See Notes to Financial Statements

Schedule of Investments Emerging Markets Debt Hard Currency ETF^
(cont’d)

Principal Amount(a)			Value
Brazil 1.8%
		Brazil Government International Bonds
	$580,000	6.63%, due 3/15/2035	$603,954
	1,249,000	7.25%, due 1/12/2056	1,263,176
	120,000	Brazil Minas SPE via State of Minas Gerais, 5.33%, due 2/15/2028	120,200 (c)
			1,987,330
Bulgaria 0.4%
	470,000	Bulgaria Government International Bonds, 5.00%, due 3/5/2037	471,482 (c)
Cameroon, Republic of 0.4%
EUR	501,000	Republic of Cameroon International Bonds, 5.95%, due 7/7/2032	467,427 (c)
Chile 0.7%
	$690,000	Chile Government International Bonds, 5.65%, due 1/13/2037	730,503
Colombia 3.0%
		Colombia Government International Bonds
	700,000	8.00%, due 4/20/2033	769,790
	1,510,000	8.50%, due 4/25/2035	1,701,694
	700,000	8.38%, due 11/7/2054	770,525
			3,242,009
Costa Rica 1.0%
		Costa Rica Government International Bonds
	380,000	6.55%, due 4/3/2034	410,556 (c)
	200,000	7.30%, due 11/13/2054	223,500 (b)
	360,000	7.30%, due 11/13/2054	402,300 (c)
			1,036,356
Cote D'Ivoire 4.0%
		Ivory Coast Government International Bonds
EUR	730,000	5.25%, due 3/22/2030	844,754 (c)
EUR	200,000	5.88%, due 10/17/2031	232,299 (c)
EUR	410,000	4.88%, due 1/30/2032	456,182 (c)
EUR	1,557,000	6.88%, due 10/17/2040	1,743,751 (c)
EUR	1,000,000	6.63%, due 3/22/2048	1,032,764 (c)
			4,309,750
Dominican Republic 3.0%
		Dominican Republic International Bonds
	$150,000	5.95%, due 1/25/2027	151,920 (c)
	270,000	6.00%, due 7/19/2028	277,776 (c)
	200,000	7.05%, due 2/3/2031	215,120 (c)
	390,000	4.88%, due 9/23/2032	373,250 (c)
	1,210,000	6.95%, due 3/15/2037	1,290,646 (c)
	1,055,000	5.88%, due 1/30/2060	951,715 (c)
			3,260,427
Ecuador 2.3%
		Ecuador Government International Bonds
	1,174,738	6.90%, due 7/31/2030	1,070,186 (c)
	71,437	0.00%, due 7/31/2030	55,721 (b)
	110,483	0.00%, due 7/31/2030	86,177 (c)
	66,606	6.90%, due 7/31/2035	50,954 (b)
	1,607,880	6.90%, due 7/31/2035	1,230,028 (c)

See Notes to Financial Statements

Schedule of Investments Emerging Markets Debt Hard Currency ETF^
(cont’d)

Principal Amount(a)			Value
Ecuador – cont'd
	$25,160	5.00%, due 7/31/2040	$17,109 (c)(h)
2,510,175
Egypt 3.1%
Egypt Government International Bonds
EUR	200,000	6.38%, due 4/11/2031	227,398 (c)
	$200,000	8.70%, due 3/1/2049	186,346 (c)
	447,000	8.70%, due 3/1/2049	416,523 (c)
	2,660,000	8.88%, due 5/29/2050	2,511,986 (c)
3,342,253
El Salvador 1.4%
El Salvador Government International Bonds
	280,000	9.25%, due 4/17/2030	304,500 (c)
	1,116,000	9.50%, due 7/15/2052	1,228,336 (c)
1,532,836
Ethiopia 0.6%
	600,000	Ethiopia International Bonds, 6.63%, due 12/11/2024	630,000 (c)(g)
Ghana 1.9%
Ghana Government International Bonds
	25,600	0.00%, due 7/3/2026	24,832 (b)
	387,200	5.00%, due 7/3/2029	376,549 (b)(h)
	320,000	5.00%, due 7/3/2029	311,159 (c)(h)
	356,800	5.00%, due 7/3/2035	307,062 (b)(h)
	1,210,000	5.00%, due 7/3/2035	1,040,838 (c)(h)
2,060,440
Guatemala 2.1%
Guatemala Government Bonds
	690,000	7.05%, due 10/4/2032	762,450 (c)
	1,430,000	6.60%, due 6/13/2036	1,540,110 (c)
2,302,560
Honduras 0.9%
	910,000	Honduras Government International Bonds, 8.63%, due 11/27/2034	975,065 (c)
Hungary 0.7%
	300,000	Hungary Government International Bonds, 6.00%, due 9/26/2035	315,100 (c)
EUR	290,000	Magyar Export-Import Bank Zrt, 4.50%, due 11/27/2031	343,027 (c)
EUR	100,000	MFB Magyar Fejlesztesi Bank Zrt, 4.38%, due 6/27/2030	119,367 (c)
777,494
Indonesia 0.8%
EUR	880,000	Indonesia Government International Bonds, 1.40%, due 10/30/2031	909,831
Kazakhstan 1.6%
	$355,000	Baiterek National Managing Holding JSC, 4.65%, due 10/1/2030	351,295 (b)
Development Bank of Kazakhstan JSC
	250,000	5.63%, due 4/7/2030	258,496 (c)
	364,000	4.60%, due 1/31/2031	359,735 (b)
	710,000	Kazakhstan Government International Bonds, 5.50%, due 7/1/2037	724,434 (c)
1,693,960

See Notes to Financial Statements

Schedule of Investments Emerging Markets Debt Hard Currency ETF^
(cont’d)

Principal Amount(a)			Value
Lebanon 1.0%
Lebanon Government International Bonds
	$362,000	6.38%, due 3/9/2020	$82,355 (c)(g)
	4,147,000	8.25%, due 5/17/2034	949,592 (c)(g)
1,031,947
Mexico 1.3%
Mexico Government International Bonds
	286,000	5.38%, due 3/22/2033	285,771
	1,250,000	5.75%, due 10/12/2110	1,097,875
1,383,646
Mongolia 1.2%
	250,000	Development Bank of Mongolia LLC, 8.50%, due 7/3/2028	255,629 (c)
Mongolia Government International Bonds
	200,000	3.50%, due 7/7/2027	192,344 (c)
	950,000	4.45%, due 7/7/2031	870,495 (c)
1,318,468
Morocco 0.7%
EUR	207,000	Kingdom of Morocco, 4.75%, due 4/2/2035	246,622 (c)
	$600,000	Morocco Government International Bonds, 3.00%, due 12/15/2032	530,758 (c)
777,380
Nigeria 2.1%
Nigeria Government International Bonds
	400,000	8.75%, due 1/21/2031	419,305 (c)
	200,000	10.38%, due 12/9/2034	224,769 (c)
	1,240,000	7.70%, due 2/23/2038	1,166,304 (c)
	450,000	8.25%, due 9/28/2051	416,665 (c)
2,227,043
Oman 1.8%
Oman Government International Bonds
	1,110,000	6.75%, due 1/17/2048	1,244,935 (c)
	215,000	6.75%, due 1/17/2048	241,090 (c)
	400,000	7.00%, due 1/25/2051	461,564 (c)
1,947,589
Panama 0.4%
	530,000	Panama Government International Bonds, 2.25%, due 9/29/2032	434,653
Papua New Guinea 0.4%
	400,000	Papua New Guinea Government International Bonds, 8.38%, due 10/4/2028	412,564 (c)
Paraguay 1.2%
Paraguay Government International Bonds
	650,000	3.85%, due 6/28/2033	611,975 (c)
	230,000	6.10%, due 8/11/2044	238,630 (c)
	480,000	5.60%, due 3/13/2048	459,360 (c)
1,309,965
Peru 1.2%
Peruvian Government International Bonds
	1,100,000	5.38%, due 2/8/2035	1,129,161

See Notes to Financial Statements

Schedule of Investments Emerging Markets Debt Hard Currency ETF^
(cont’d)

Principal Amount(a)			Value
Peru – cont'd
	$100,000	6.55%, due 3/14/2037	$111,865
			1,241,026
Philippines 0.3%
EUR	370,000	Philippines Government International Bonds, 1.75%, due 4/28/2041	312,986
Poland 2.0%
		Bank Gospodarstwa Krajowego
	$200,000	5.38%, due 5/22/2033	208,444 (c)
	970,000	5.75%, due 7/9/2034	1,033,045 (c)
	900,000	Republic of Poland Government International Bonds, 5.13%, due 9/18/2034	924,502
			2,165,991
Romania 4.5%
		Romania Government International Bonds
EUR	88,000	5.13%, due 9/24/2031	103,267 (c)
EUR	491,000	2.00%, due 1/28/2032	479,851 (c)
EUR	77,000	5.25%, due 5/30/2032	90,244 (c)
EUR	102,000	6.38%, due 9/18/2033	125,567 (c)
	$950,000	5.75%, due 3/24/2035	928,728 (c)
	2,628,000	7.50%, due 2/10/2037	2,878,609 (c)
EUR	265,000	6.75%, due 7/11/2039	317,648 (c)
			4,923,914
Saudi Arabia 0.4%
	$390,000	Saudi Government International Bonds, 5.63%, due 1/13/2035	417,404 (c)
Senegal 0.1%
EUR	100,000	Senegal Government International Bonds, 4.75%, due 3/13/2028	97,507 (c)
Serbia 0.3%
EUR	370,000	Serbia International Bonds, 1.65%, due 3/3/2033	360,760 (c)
South Africa 2.3%
		Republic of South Africa Government International Bonds
	$485,000	7.10%, due 11/19/2036	521,214 (c)
	273,000	5.65%, due 9/27/2047	230,661
	2,090,000	5.75%, due 9/30/2049	1,765,854
			2,517,729
Sri Lanka 2.8%
		Sri Lanka Government International Bonds
	1,150,000	3.10%, due 1/15/2030	1,082,438 (c)(h)
	181,298	3.60%, due 5/15/2036	165,416 (b)(h)
	362,749	3.60%, due 2/15/2038	334,634 (b)(h)
	1,570,000	3.60%, due 2/15/2038	1,448,318 (c)(h)
			3,030,806
Suriname 0.9%
		Suriname Government International Bonds
	260,000	4.95% Cash/3.00% PIK, due 7/15/2033	258,700 (c)(d)
	213,000	8.50%, due 11/6/2035	219,390 (c)(i)
	430,000	9.00%, due 12/31/2050	509,550 (c)
			987,640

See Notes to Financial Statements

Schedule of Investments Emerging Markets Debt Hard Currency ETF^
(cont’d)

Principal Amount(a)		Value
Turkey 2.4%
$300,000	Hazine Mustesarligi Varlik Kiralama AS, 8.51%, due 1/14/2029	$329,317 (b)
Turkiye Government International Bonds
550,000	9.13%, due 7/13/2030	625,284
251,000	7.63%, due 5/15/2034	268,317
660,000	6.50%, due 1/3/2035	652,981
280,000	6.80%, due 11/4/2036	278,404 (i)
Turkiye Ihracat Kredi Bankasi AS
260,000	7.50%, due 2/6/2028	269,248 (c)
200,000	6.38%, due 10/3/2030	198,641 (b)
2,622,192
Ukraine 1.1%
Ukraine Government GDP-Linked Securities
370,000	Expires 8/1/2041(j)	313,437 (c)(g)(k)
49,000	Expires 8/1/2041(j)	41,509 (b)(g)(k)
Ukraine Government International Bonds
12,306	4.50%, due 2/1/2029	8,461 (c)(h)
600,000	4.50%, due 2/1/2034	336,067 (c)(h)
1,080,000	0.00%, due 2/1/2034	447,421 (c)(h)
48,235	0.00%, due 2/1/2035	24,552 (c)(h)
21,220	0.00%, due 2/1/2036	10,790 (c)(h)
1,182,237
United Arab Emirates 0.2%
370,000	Abu Dhabi Government International Bonds, 2.70%, due 9/2/2070	220,469 (c)
Uzbekistan 0.7%
Uzbekneftegaz JSC
200,000	4.75%, due 11/16/2028	189,702 (b)
570,000	8.75%, due 5/7/2030	607,405 (c)
797,107
Venezuela 0.1%
436,200	Venezuela Government International Bonds, 8.25%, due 10/13/2024	111,275 (c)(g)
Zambia 0.7%
Zambia Government International Bonds
642,566	5.75%, due 6/30/2033	616,803 (c)(h)
181,682	0.50%, due 12/31/2053	126,636 (c)
743,439

Total Foreign Government Securities (Cost $68,414,234)		73,019,465

See Notes to Financial Statements

Schedule of Investments Emerging Markets Debt Hard Currency ETF^
(cont’d)

Number of Shares		Value

Short-Term Investments 4.1%
Investment Companies 4.1%
4,383,067	State Street Institutional U.S. Government Money Market Fund Premier Class, 4.01%(l) (Cost $4,383,067)	$4,383,067
Total Investments 98.2% (Cost $101,460,722)		106,414,128
Other Assets Less Liabilities 1.8%		1,968,506 (m)
Net Assets 100.0%		$108,382,634

(a)	Principal amount is stated in the currency in which the security is denominated.
(b)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At October 31, 2025, these securities amounted to $10,987,829, which represents 10.1% of net assets of the Fund.

(c)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended.
Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at October 31, 2025 amounted to $69,803,171, which represents 64.4% of net assets of the
Fund.

(d)	Payment-in-kind (PIK) security.
(e)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(f)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date shown reflects the next call date.
(g)	Defaulted security.
(h)
Step Bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown was the current rate as of
October 31, 2025.

(i)	When-issued security. Total value of all such securities at October 31, 2025 amounted to $497,794, which represents 0.5% of net assets of the Fund.
(j)	Security represented in Notional Amount.
(k)	Contingent annual payments linked to Ukraine's GDP growth.
(l)	Represents 7-day effective yield as of October 31, 2025.
(m)	Includes the impact of the Fund’s open positions in derivatives at October 31, 2025.

See Notes to Financial Statements

Schedule of Investments Emerging Markets Debt Hard Currency ETF^
(cont’d)

POSITIONS BY INDUSTRY
Industry	Investments at Value	Percentage of Net Assets
Foreign Government*	$67,720,518	62.5%
Oil & Gas	14,285,654	13.2%
Banks	3,521,138	3.2%
Electric	3,478,623	3.2%
Mining	3,261,384	3.0%
Food	1,584,740	1.5%
Pipelines	1,361,173	1.3%
Chemicals	1,334,855	1.2%
Multi-National	983,836	0.9%
Investment Companies	835,293	0.8%
Telecommunications	785,859	0.7%
Iron - Steel	687,470	0.6%
Commercial Services	669,585	0.6%
Energy - Alternate Sources	594,091	0.5%
Diversified Financial Services	335,680	0.3%
Building Materials	197,329	0.2%
Engineering & Construction	168,651	0.2%
Internet	136,931	0.1%
Real Estate	88,251	0.1%
Short-Term Investments and Other Assets—Net	6,351,573	5.9%
	$108,382,634	100.0%

*	Does not constitute an industry.

See Notes to Financial Statements

Schedule of Investments Emerging Markets Debt Hard Currency ETF^
(cont’d)

Derivative Instruments
Futures contracts ("futures")
At October 31, 2025, open positions in futures for the Fund were as follows:
Long Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
12/2025	2	Euro-Schatz	$246,851	$58
12/2025	7	U.S. Treasury Long Bond	821,188	20,891
12/2025	30	U.S. Treasury Note, 2 Year	6,247,266	(1,172)
12/2025	137	U.S. Treasury Note, 5 Year	14,961,899	13,781
12/2025	5	U.S. Treasury Ultra Bond	606,406	8,125
Total Long Positions			$22,883,610	$41,683

Short Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
12/2025	6	Euro-Bobl	$(817,874)	$(3,873)
12/2025	8	Euro-Bund	(1,193,131)	(15,595)
12/2025	15	Euro-Buxl	(2,007,686)	(54,958)
12/2025	5	U.S. Treasury Note, 10 Year	(563,359)	(3,399)
Total Short Positions			$(4,582,050)	$(77,825)
Total Futures				$(36,142)
At October 31, 2025, the Fund had $407,353 deposited in a segregated account to cover margin requirements on open futures.
For the year ended October 31, 2025, the average notional value for the months where the Fund had futures outstanding was $14,969,393 for long positions and $(5,372,421) for short positions.
Forward foreign currency contracts ("forward FX contracts")
At October 31, 2025, open forward FX contracts for the Fund were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
USD	9,586,293	EUR	8,149,325	CITI	11/4/2025	$192,973
USD	508,976	EUR	435,444	CITI	11/4/2025	7,062
USD	647,563	EUR	556,064	CITI	11/4/2025	6,616
USD	398,275	EUR	344,000	BCB	12/2/2025	1,137
USD	10,589,519	EUR	9,140,833	CITI	12/2/2025	36,695
Total unrealized appreciation						$244,483

See Notes to Financial Statements

Schedule of Investments Emerging Markets Debt Hard Currency ETF^
(cont’d)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
EUR	9,140,833	USD	10,572,927	CITI	11/4/2025	$(36,746)
Total unrealized depreciation						$(36,746)
Total net unrealized appreciation						$207,737
For the year ended October 31, 2025, the average notional value for the months where the Fund had forward FX contracts outstanding was $145,811,441.
Credit default swap contracts ("credit default swaps")
At October 31, 2025, the Fund had outstanding credit default swaps as follows:
Centrally Cleared Credit Default Swaps — Buy Protection

Clearinghouse	Reference Entity	Notional Amount		Financing Rate Paid by the Fund	Payment Frequency	Maturity Date	Upfront Payments/ (Receipts)	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
ICE CC	CDX Emerging Markets Index, Ser. 44.V1	USD	3,728,000	1.00%	3M	12/20/2030	$77,527	$(17,197)	$(4,142)	$56,188

For the year ended October 31, 2025, the average notional value for the months where the Fund had credit default swaps outstanding was $3,881,438 for buy protection.
At October 31, 2025, the Fund had $64,087 deposited in a segregated account to cover margin requirements for centrally cleared swaps.
Interest rate swap contracts ("interest rate swaps")
At October 31, 2025, the Fund did not have any outstanding interest rate swaps.
For the year ended October 31, 2025, the average notional value for the months where the Fund had interest rate swaps outstanding was $9,725,567 when the Fund paid the fixed rate and $24,222,577 when the Fund received the fixed rate.
Purchased option contracts ("options purchased")
At October 31, 2025, the Fund did not have any outstanding options purchased.
For the year ended October 31, 2025, the average market value for the months where the Fund had options purchased outstanding was $7,880.

See Notes to Financial Statements

Schedule of Investments Emerging Markets Debt Hard Currency ETF^
(cont’d)

The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of October 31, 2025:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds#	$—	$29,011,596	$—	$29,011,596
Foreign Government Securities#	—	73,019,465	—	73,019,465
Short-Term Investments	—	4,383,067	—	4,383,067
Total Investments	$—	$106,414,128	$—	$106,414,128

#	The Schedule of Investments provides a geographic categorization as well as a Positions by Industry summary.
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s derivatives as of October 31, 2025:

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures@
Assets	$42,855	$—	$—	$42,855
Liabilities	(78,997)	—	—	(78,997)
Forward FX Contracts@
Assets	—	244,483	—	244,483
Liabilities	—	(36,746)	—	(36,746)
Swaps
Assets	—	56,188	—	56,188
Total	$(36,142)	$263,925	$—	$227,783

@	Futures and forward FX contracts are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

^   A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Financial Statements

Schedule of Investments Energy Transition & Infrastructure ETF^
October 31, 2025

Number of Shares		Value
Common Stocks 76.8%
Chemicals 1.7%
730	Air Products & Chemicals, Inc.	$177,091
491	Linde PLC	205,385
		382,476
Energy Equipment & Services 3.5%
12,944	Noble Corp. PLC	379,906
7,840	Tidewater, Inc.	396,626 *
		776,532
Independent Power and Renewable Electricity Producers 7.8%
18,833	Brookfield Renewable Corp.	814,715
28,731	Clearway Energy, Inc. Class C	917,381
		1,732,096
Multi-Utilities 8.5%
14,343	CenterPoint Energy, Inc.	548,477
2,828	DTE Energy Co.	383,307
10,383	Sempra	954,613
		1,886,397
Oil, Gas & Consumable Fuels 55.3%
50,400	Antero Midstream Corp.	869,400
26,677	Antero Resources Corp.	824,586 *
10,640	California Resources Corp.	501,889
6,362	Cheniere Energy, Inc.	1,348,744
2,972	Chevron Corp.	468,744
4,791	ConocoPhillips	425,728
11,906	DT Midstream, Inc.	1,303,588
11,388	EQT Corp.	610,169
5,489	Exxon Mobil Corp.	627,722
5,735	Hess Midstream LP Class A	194,703
16,052	Kinetik Holdings, Inc.	618,162
12,822	Occidental Petroleum Corp.	528,266
4,422	ONEOK, Inc.	296,274
6,491	Pembina Pipeline Corp.	245,555
10,694	Targa Resources Corp.	1,647,304
Number of Shares		Value
Oil, Gas & Consumable Fuels – cont'd
13,855	Tourmaline Oil Corp.	$609,401
20,601	Williams Cos., Inc.	1,192,180
		12,312,415

Total Common Stocks (Cost $16,767,180)		17,089,916
Number of Units
Master Limited Partnerships and Limited Partnerships 22.7%
Oil, Gas & Consumable Fuels 22.7%
92,400	Energy Transfer LP	1,555,092
49,901	Enterprise Products Partners LP	1,536,452
7,140	MPLX LP	362,426
33,714	Plains GP Holdings LP	582,241 *
26,836	Western Midstream Partners LP	1,005,545

Total Master Limited Partnerships and Limited Partnerships (Cost $4,882,373)		5,041,756
Number of Shares
Short-Term Investments 0.3%
Investment Companies 0.3%
57,384	State Street Institutional U.S. Government Money Market Fund Premier Class, 4.01%(a) (Cost $57,384)	57,384
Total Investments 99.8% (Cost $21,706,937)		22,189,056
Other Assets Less Liabilities 0.2%		54,586
Net Assets 100.0%		$22,243,642

*	Non-income producing security.
(a)	Represents 7-day effective yield as of October 31, 2025.

See Notes to Financial Statements

Schedule of Investments Energy Transition & Infrastructure ETF^
(cont’d)

The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of October 31, 2025:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$17,089,916	$—	$—	$17,089,916
Master Limited Partnerships and Limited Partnerships#	5,041,756	—	—	5,041,756
Short-Term Investments	—	57,384	—	57,384
Total Investments	$22,131,672	$57,384	$—	$22,189,056

#	The Schedule of Investments provides information on the industry or sector categorization.

^   A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Financial Statements

Schedule of Investments Flexible Credit Income ETF^
October 31, 2025

Principal Amount(a)		Value
Mortgage-Backed Securities 5.5%
Collateralized Mortgage Obligations 1.1%
$130,000	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2022-HQA1, Class B1, (30 day USD SOFR Average + 7.00%), 11.18%, due 3/25/2042	$139,797 (b)(c)
Federal National Mortgage Association Connecticut Avenue Securities Trust
135,000	Series 2023-R05, Class 1B1, (30 day USD SOFR Average + 4.75%), 8.93%, due 6/25/2043	145,041 (b)(c)
67,000	Series 2025-R02, Class 1M2, (30 day USD SOFR Average + 1.60%), 5.78%, due 2/25/2045	67,042 (b)(c)
47,000	Series 2025-R02, Class 1B1, (30 day USD SOFR Average + 1.95%), 6.13%, due 2/25/2045	47,118 (b)(c)
100,000	Morgan Stanley Residential Mortgage Loan Trust, Series 2025-NQM2, Class M1, 6.52%, due 1/25/2070	101,320 (b)(d)
88,828	NRM FHT1 Excess Owner LLC, Series 2025-FHT1, Class A, 6.55%, due 3/25/2032	89,600 (b)
69,621	Verus Securitization Trust, Series 2024-4, Class A2, 6.57%, due 6/25/2069	70,490 (b)
660,408
Commercial Mortgage-Backed 4.4%
BANK
75,000	Series 2023-BNK45, Class C, 6.28%, due 2/15/2056	76,466 (d)
75,000	Series 2024-BNK47, Class C, 6.61%, due 6/15/2057	77,009 (d)
BANK5
90,000	Series 2024-5YR7, Class D, 4.00%, due 6/15/2057	80,285 (b)
75,000	Series 2024-5YR7, Class B, 6.94%, due 6/15/2057	78,976
34,000	Series 2025-5YR17, Class C, 5.89%, due 11/15/2058	34,063 (d)
100,000	BBCMS Mortgage Trust, Series 2018-TALL, Class C, (1 mo. USD Term SOFR + 1.32%), 5.35%, due 3/15/2037	91,000 (b)(c)
100,000	BLP Commercial Mortgage Trust, Series 2025-IND, Class D, (1 mo. USD Term SOFR + 2.25%), 6.28%, due 3/15/2042	99,502 (b)(c)
41,000	BMO Mortgage Trust, Series 2025-5C10, Class C, 6.49%, due 5/15/2058	42,033 (d)
96,883	BX Commercial Mortgage Trust, Series 2021-VOLT, Class F, (1 mo. USD Term SOFR + 2.51%), 6.55%, due 9/15/2036	96,792 (b)(c)
BX Trust
100,000	Series 2024-VLT4, Class E, (1 mo. USD Term SOFR + 2.89%), 6.92%, due 6/15/2041	100,000 (b)(c)
101,000	Series 2025-GW, Class D, (1 mo. USD Term SOFR + 2.75%), 6.78%, due 7/15/2042	101,379 (b)(c)
63,670	Series 2025-VLT7, Class D, (1 mo. USD Term SOFR + 3.25%), 7.28%, due 7/15/2044	64,027 (b)(c)
100,000	Series 2025-LIFE, Class A, 5.88%, due 6/13/2047	102,941 (b)(d)
28,339	CFCRE Commercial Mortgage Trust, Series 2016-C4, Class D, 4.85%, due 5/10/2058	27,443 (b)(d)
COMM Mortgage Trust
100,000	Series 2025-167G, Class E, 8.20%, due 8/10/2040	100,136 (b)(d)
100,000	Series 2024-CBM, Class D, 7.93%, due 12/10/2041	102,580 (b)(d)
60,000	CONE Trust, Series 2024-DFW1, Class D, (1 mo. USD Term SOFR + 3.04%), 7.07%, due 8/15/2041	59,907 (b)(c)
IP Mortgage Trust
37,000	Series 2025-IP, Class D, 6.31%, due 6/10/2042	37,460 (b)(d)
19,000	Series 2025-IP, Class E, 6.85%, due 6/10/2042	19,269 (b)(d)
100,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.45%, due 1/5/2039	82,654 (b)(d)
140,000	MAD Commercial Mortgage Trust, Series 2025-11MD, Class D, 6.36%, due 10/15/2042	140,097 (b)(d)
100,000	NYC Commercial Mortgage Trust, Series 2025-3BP, Class D, (1 mo. USD Term SOFR + 2.44%), 6.47%, due 2/15/2042	100,045 (b)(c)
73,045	One Market Plaza Trust, Series 2017-1MKT, Class A, 3.61%, due 2/10/2032	69,763 (b)
100,000	ONE Mortgage Trust, Series 2021-PARK, Class D, (1 mo. USD Term SOFR + 1.61%), 5.65%, due 3/15/2036	94,930 (b)(c)
100,000	ORL Trust, Series 2024-GLKS, Class D, (1 mo. USD Term SOFR + 2.79%), 6.82%, due 12/15/2039	100,156 (b)(c)
100,000	PRM Trust, Series 2025-PRM6, Class E, 6.58%, due 7/5/2033	99,828 (b)(d)

See Notes to Financial Statements

Schedule of Investments Flexible Credit Income ETF^
(cont’d)

Principal Amount(a)		Value
Commercial Mortgage-Backed – cont'd
$124,000	ROCK Trust, Series 2024-CNTR, Class D, 7.11%, due 11/13/2041	$129,628 (b)
80,000	SDAL Trust, Series 2025-DAL, Class C, (1 mo. USD Term SOFR + 3.94%), 7.97%, due 4/15/2042	80,645 (b)(c)
42,000	SFO Commercial Mortgage Trust, Series 2021-555, Class D, (1 mo. USD Term SOFR + 2.51%), 6.55%, due 5/15/2038	41,475 (b)(c)
115,000	SMRT Commercial Mortgage Trust, Series 2022-MINI, Class E, (1 mo. USD Term SOFR + 2.70%), 6.73%, due 1/15/2039	114,281 (b)(c)
100,000	Wells Fargo Commercial Mortgage Trust, Series 2024-1CHI, Class D, 6.71%, due 7/15/2035	100,986 (b)(d)
2,545,756
Total Mortgage-Backed Securities (Cost $3,193,384)		3,206,164
Asset-Backed Securities 12.3%
Home Equity 0.2%
100,000	OBX Trust, Series 2025-HE1, Class M1, (30 day USD SOFR Average + 1.90%), 6.08%, due 2/25/2055	100,517 (b)(c)
Other 11.7%
500,000	AB BSL CLO 5 Ltd., Series 2024-5A, Class D1, (3 mo. USD Term SOFR + 3.10%), 6.98%, due 1/20/2038	501,945 (b)(c)
1,250,000	AGL CLO 33 Ltd., Series 2024-33A, Class E, (3 mo. USD Term SOFR + 5.50%), 9.37%, due 7/21/2037	1,246,816 (b)(c)
1,250,000	Ballyrock CLO 27 Ltd., Series 2024-27A, Class C1, (3 mo. USD Term SOFR + 2.90%), 6.76%, due 10/25/2037	1,252,988 (b)(c)
77,829	Business Jet Securities LLC, Series 2024-1A, Class A, 6.20%, due 5/15/2039	79,766 (b)
100,000	Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC, Series 2025-1A, Class B, 6.51%, due 5/20/2055	102,691 (b)
77,273	Crockett Partners Equipment Co. IIA LLC, Series 2024-1C, Class B, 6.78%, due 1/20/2031	75,861 (b)
100,000	GreenSky Home Improvement Issuer Trust, Series 2025-1A, Class D, 6.22%, due 3/25/2060	101,544 (b)
100,000	Island Finance Trust, Series 2025-1A, Class A, 6.54%, due 3/19/2035	101,126 (b)
66,000	MetroNet Infrastructure Issuer LLC, Series 2025-2A, Class C, 7.83%, due 8/20/2055	66,639 (b)
79,409	NRM FNT1 Excess LLC, Series 2024-FNT1, Class A, 7.40%, due 11/25/2031	80,774 (b)
500,000	OCP CLO Ltd., Series 2021-23A, Class D1R, (3 mo. USD Term SOFR + 2.75%), 6.63%, due 1/17/2037	502,164 (b)(c)
Sierra Timeshare Receivables Funding LLC
33,602	Series 2023-3A, Class C, 7.12%, due 9/20/2040	34,744 (b)
47,106	Series 2024-2A, Class C, 5.83%, due 6/20/2041	47,784 (b)
1,250,000	Symphony CLO 45 Ltd., Series 2024-45A, Class E, (3 mo. USD Term SOFR + 5.75%), 9.65%, due 10/15/2037	1,248,675 (b)(c)
1,250,000	Wellington Management CLO 3 Ltd., Series 2024-3A, Class D1, (3 mo. USD Term SOFR + 3.00%), 6.88%, due 7/18/2037	1,255,363 (b)(c)
63,000	Wireless PropCo Funding LLC, Series 2025-1A, Class B, 4.30%, due 6/25/2055	60,262 (b)
6,759,142
Student Loan 0.4%
244,680	Bayview Opportunity Master Fund VII LLC, Series 2025-EDU1, Class C, (30 day USD SOFR Average + 1.80%), 5.98%, due 7/27/2048	241,575 (b)(c)
Total Asset-Backed Securities (Cost $7,085,198)		7,101,234

Corporate Bonds 59.0%
Advertising 0.5%
Clear Channel Outdoor Holdings, Inc.
85,000	7.13%, due 2/15/2031	87,657 (b)

See Notes to Financial Statements

Schedule of Investments Flexible Credit Income ETF^
(cont’d)

Principal Amount(a)			Value

Advertising – cont'd
	$80,000	7.50%, due 3/15/2033	$83,653 (b)
	105,000	Neptune Bidco U.S., Inc., 9.29%, due 4/15/2029	103,688 (b)
274,998
Aerospace & Defense 1.3%
Boeing Co.
	300,000	3.63%, due 2/1/2031	287,629
	35,000	5.81%, due 5/1/2050	34,762
Bombardier, Inc.
	110,000	7.25%, due 7/1/2031	116,756 (b)
	15,000	6.75%, due 6/15/2033	15,746 (b)
	150,000	Goat Holdco LLC, 6.75%, due 2/1/2032	153,175 (b)
TransDigm, Inc.
	100,000	6.63%, due 3/1/2032	103,408 (b)
	60,000	6.75%, due 1/31/2034	62,177 (b)
773,653
Airlines 0.5%
	90,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, due 4/20/2029	90,805 (b)
	37,000	Gol Finance, Inc., 14.38%, due 6/6/2030	37,455 (b)
	25,000	Latam Airlines Group SA, 7.88%, due 4/15/2030	25,854 (b)
EUR	100,000	Transportes Aereos Portugueses SA, 5.13%, due 11/15/2029	119,562 (e)
273,676
Apparel 0.1%
	$70,000	Beach Acquisition Bidco LLC, 10.00% Cash/10.75% PIK, due 7/15/2033	75,157 (b)(f)
Auto Manufacturers 0.4%
	240,000	General Motors Financial Co., Inc., 5.80%, due 6/23/2028	248,579
Auto Parts & Equipment 1.2%
	70,000	Clarios Global LP/Clarios U.S. Finance Co., 6.75%, due 9/15/2032	71,623 (b)
	35,000	Dornoch Debt Merger Sub, Inc., 6.63%, due 10/15/2029	29,816 (b)
	170,000	IHO Verwaltungs GmbH, 6.38% Cash/7.13% PIK, due 5/15/2029	169,376 (b)(f)
EUR	100,000	Schaeffler AG, 4.50%, due 3/28/2030	117,803 (e)
EUR	100,000	ZF Europe Finance BV, 6.13%, due 3/13/2029	116,456 (e)
ZF North America Capital, Inc.
	$105,000	7.50%, due 3/24/2031	100,967 (b)
	105,000	6.88%, due 4/23/2032	95,838 (b)
701,879
Banks 3.8%
EUR	200,000	ABN AMRO Bank NV, 6.38%, due 9/22/2034	247,191 (e)(g)(h)
	$200,000	Banco Santander SA, 6.35%, due 3/14/2034	215,282
	75,000	Bank of America Corp., 6.63%, due 5/1/2030	78,075 (g)(h)
	150,000	Deutsche Bank AG, 4.95%, due 8/4/2031	151,409 (g)
	200,000	ING Groep NV, 4.25%, due 5/16/2031	178,643 (g)(h)
	245,000	Lloyds Banking Group PLC, 5.68%, due 1/5/2035	257,255 (g)
	240,000	M&T Bank Corp., 3.50%, due 9/1/2026	231,399 (g)(h)
	310,000	Morgan Stanley, 2.48%, due 9/16/2036	270,581 (g)
	85,000	PNC Financial Services Group, Inc., 3.40%, due 9/15/2026	82,537 (g)(h)
Santander U.K. Group Holdings PLC
	275,000	4.32%, due 9/22/2029	274,444 (g)

See Notes to Financial Statements

Schedule of Investments Flexible Credit Income ETF^
(cont’d)

Principal Amount(a)			Value

Banks – cont'd
	$200,000	5.14%, due 9/22/2036	$198,198 (g)
2,185,014
Building Materials 1.2%
	125,000	Builders FirstSource, Inc., 6.75%, due 5/15/2035	131,244 (b)
	35,000	Cornerstone Building Brands, Inc., 9.50%, due 8/15/2029	32,295 (b)
	145,000	Jeld-Wen, Inc., 7.00%, due 9/1/2032	119,625 (b)
	60,000	Masterbrand, Inc., 7.00%, due 7/15/2032	62,238 (b)
	70,000	MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, due 2/1/2030	67,921 (b)
Quikrete Holdings, Inc.
	100,000	6.38%, due 3/1/2032	103,721 (b)
	70,000	6.75%, due 3/1/2033	72,839 (b)
	20,000	Standard Building Solutions, Inc., 6.25%, due 8/1/2033	20,395 (b)
	100,000	Standard Industries, Inc., 3.38%, due 1/15/2031	91,069 (b)
701,347
Chemicals 0.9%
	105,000	Avient Corp., 6.25%, due 11/1/2031	107,200 (b)
	35,000	Axalta Coating Systems Dutch Holding B BV, 7.25%, due 2/15/2031	36,696 (b)
	195,000	Inversion Escrow Issuer LLC, 6.75%, due 8/1/2032	190,400 (b)
	5,000	Olympus Water U.S. Holding Corp., 7.25%, due 6/15/2031	5,003 (b)
WR Grace Holdings LLC
	150,000	7.38%, due 3/1/2031	150,286 (b)
	50,000	6.63%, due 8/15/2032	48,293 (b)
537,878
Commercial Services 3.2%
	75,000	ADT Security Corp., 5.88%, due 10/15/2033	76,083 (b)
	145,000	Albion Financing 1 SARL/Aggreko Holdings, Inc., 7.00%, due 5/21/2030	149,652 (b)
	135,000	Allied Universal Holdco LLC, 7.88%, due 2/15/2031	140,564 (b)
	120,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.00%, due 6/1/2029	117,314 (b)
	125,000	Block, Inc., 6.50%, due 5/15/2032	129,694
	100,000	Champions Financing, Inc., 8.75%, due 2/15/2029	96,938 (b)
Garda World Security Corp.
	80,000	6.00%, due 6/1/2029	78,039 (b)
	110,000	8.25%, due 8/1/2032	111,930 (b)
Herc Holdings, Inc.
	132,000	7.00%, due 6/15/2030	138,162 (b)
	87,000	7.25%, due 6/15/2033	91,724 (b)
	70,000	Raven Acquisition Holdings LLC, 6.88%, due 11/15/2031	71,532 (b)
	55,000	Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, due 8/15/2032	56,806 (b)
EUR	100,000	Verisure Midholding AB, 5.25%, due 2/15/2029	115,932 (e)
	$145,000	Veritiv Operating Co., 10.50%, due 11/30/2030	150,898 (b)
	20,000	VM Consolidated, Inc., 5.50%, due 4/15/2029	19,778 (b)
	170,000	Wand NewCo 3, Inc., 7.63%, due 1/30/2032	177,673 (b)
	110,000	Williams Scotsman, Inc., 7.38%, due 10/1/2031	115,126 (b)
1,837,845
Computers 0.9%
	130,000	Ahead DB Holdings LLC, 6.63%, due 5/1/2028	130,959 (b)
	95,000	Amentum Holdings, Inc., 7.25%, due 8/1/2032	98,867 (b)
EUR	100,000	Atos SE, 9.00%, due 12/18/2029	131,768 (e)(i)

See Notes to Financial Statements

Schedule of Investments Flexible Credit Income ETF^
(cont’d)

Principal Amount(a)			Value

Computers – cont'd
	$175,000	Fortress Intermediate 3, Inc., 7.50%, due 6/1/2031	$182,480 (b)
544,074
Cosmetics - Personal Care 0.6%
	280,000	Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC, 5.60%, due 1/15/2031	280,942 (b)
	60,000	Opal Bidco SAS, 6.50%, due 3/31/2032	61,797 (b)
342,739
Distribution - Wholesale 0.3%
	40,000	Dealer Tire LLC/DT Issuer LLC, 8.00%, due 2/1/2028	38,818 (b)
	120,000	Resideo Funding, Inc., 6.50%, due 7/15/2032	122,831 (b)
161,649
Diversified Financial Services 4.4%
	280,000	Ally Financial, Inc., 4.70%, due 5/15/2026	274,166 (g)(h)
	100,000	Azorra Finance Ltd., 7.75%, due 4/15/2030	105,427 (b)
	25,000	Bread Financial Holdings, Inc., 6.75%, due 5/15/2031	25,171 (b)(j)
Capital One Financial Corp.
	180,000	7.62%, due 10/30/2031	203,006 (g)
	140,000	6.18%, due 1/30/2036	145,903 (g)
	530,000	Charles Schwab Corp., 4.00%, due 6/1/2026	525,172 (g)(h)
	60,000	Focus Financial Partners LLC, 6.75%, due 9/15/2031	61,840 (b)
	110,000	Global Aircraft Leasing Co. Ltd., 8.75%, due 9/1/2027	113,249 (b)
	70,000	Jane Street Group/JSG Finance, Inc., 6.75%, due 5/1/2033	73,022 (b)
	115,000	Navient Corp., 7.88%, due 6/15/2032	118,810
OneMain Finance Corp.
	110,000	6.63%, due 5/15/2029	113,119
	105,000	7.13%, due 9/15/2032	108,373
PennyMac Financial Services, Inc.
	100,000	6.88%, due 5/15/2032	104,309 (b)
	120,000	6.88%, due 2/15/2033	124,133 (b)
	40,000	6.75%, due 2/15/2034	40,999 (b)
	70,000	Provident Funding Associates LP/PFG Finance Corp., 9.75%, due 9/15/2029	73,765 (b)
Rocket Cos., Inc.
	55,000	6.13%, due 8/1/2030	56,733 (b)
	70,000	6.38%, due 8/1/2033	72,921 (b)
	200,000	Stellantis Financial Services U.S. Corp., 4.95%, due 9/15/2028	200,844 (b)
2,540,962
Electric 4.2%
	50,000	AES Corp., 6.95%, due 7/15/2055	48,374 (g)
	55,000	Alliant Energy Corp., 5.75%, due 4/1/2056	55,187 (g)
Alpha Generation LLC
	130,000	6.75%, due 10/15/2032	133,586 (b)
	110,000	6.25%, due 1/15/2034	111,278 (b)
	35,000	American Electric Power Co., Inc., 6.05%, due 3/15/2056	35,444 (g)
	115,000	CenterPoint Energy, Inc., 5.95%, due 4/1/2056	115,733 (g)
	100,000	CMS Energy Corp., 6.50%, due 6/1/2055	104,036 (g)
	105,000	Dominion Energy, Inc., 6.63%, due 5/15/2055	109,472 (g)
GBP	100,000	Electricite de France SA, 7.38%, due 6/17/2035	134,200 (e)(g)(h)
	$65,000	Hawaiian Electric Co., Inc., 6.00%, due 10/1/2033	65,716 (b)
	150,000	Lightning Power LLC, 7.25%, due 8/15/2032	158,889 (b)

See Notes to Financial Statements

Schedule of Investments Flexible Credit Income ETF^
(cont’d)

Principal Amount(a)		Value

Electric – cont'd
NRG Energy, Inc.
$115,000	10.25%, due 3/15/2028	$126,212 (b)(g)(h)
60,000	6.00%, due 2/1/2033	61,205 (b)
65,000	5.75%, due 1/15/2034	65,458 (b)
225,000	Pacific Gas & Electric Co., 6.95%, due 3/15/2034	249,692
200,000	Saavi Energia SARL, 8.88%, due 2/10/2035	215,000 (b)
Sempra
85,000	6.55%, due 4/1/2055	87,052 (g)
95,000	6.38%, due 4/1/2056	97,614 (g)
Talen Energy Supply LLC
110,000	6.25%, due 2/1/2034	112,799 (b)
105,000	6.50%, due 2/1/2036	108,749 (b)
135,000	Vistra Corp., 7.00%, due 12/15/2026	136,338 (b)(g)(h)
80,000	VoltaGrid LLC, 7.38%, due 11/1/2030	81,364 (b)(j)
2,413,398
Engineering & Construction 0.0%‡
20,000	Brand Industrial Services, Inc., 10.38%, due 8/1/2030	19,244 (b)
Entertainment 1.6%
50,000	Caesars Entertainment, Inc., 7.00%, due 2/15/2030	51,446 (b)
135,000	Churchill Downs, Inc., 6.75%, due 5/1/2031	138,030 (b)
145,000	Light & Wonder International, Inc., 6.25%, due 10/1/2033	144,359 (b)
220,000	Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, due 5/1/2029	213,549 (b)
60,000	Penn Entertainment, Inc., 4.13%, due 7/1/2029	55,876 (b)
55,000	Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc., 6.63%, due 3/1/2030	50,239 (b)
85,000	SeaWorld Parks & Entertainment, Inc., 5.25%, due 8/15/2029	83,370 (b)
95,000	Six Flags Entertainment Corp., 7.25%, due 5/15/2031	95,233 (b)
Warnermedia Holdings, Inc.
75,000	4.28%, due 3/15/2032	68,695
30,000	5.05%, due 3/15/2042	24,082
924,879
Environmental Control 0.4%
215,000	Madison IAQ LLC, 5.88%, due 6/30/2029	210,680 (b)
Food 0.2%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
20,000	5.50%, due 3/31/2031	20,158 (b)(j)
50,000	5.75%, due 3/31/2034	50,220 (b)(j)
20,000	Post Holdings, Inc., 6.38%, due 3/1/2033	20,256 (b)
90,634
Healthcare - Products 0.3%
170,000	Bausch & Lomb Corp., 8.38%, due 10/1/2028	177,650 (b)
Healthcare - Services 1.8%
125,000	Acadia Healthcare Co., Inc., 5.00%, due 4/15/2029	122,317 (b)
80,000	Global Medical Response, Inc., 7.38%, due 10/1/2032	83,708 (b)
LifePoint Health, Inc.
50,000	9.88%, due 8/15/2030	53,981 (b)
85,000	10.00%, due 6/1/2032	90,409 (b)
175,000	Molina Healthcare, Inc., 6.25%, due 1/15/2033	176,144 (b)
145,000	Star Parent, Inc., 9.00%, due 10/1/2030	154,827 (b)

See Notes to Financial Statements

Schedule of Investments Flexible Credit Income ETF^
(cont’d)

Principal Amount(a)		Value

Healthcare - Services – cont'd
$150,000	Surgery Center Holdings, Inc., 7.25%, due 4/15/2032	$154,337 (b)
Team Health Holdings, Inc.
160,000	8.38%, due 6/30/2028	161,710 (b)
40,900	9.00% Cash/4.50% PIK, due 6/30/2028	44,121 (b)(f)
1,041,554
Home Builders 0.5%
80,000	Beazer Homes USA, Inc., 7.50%, due 3/15/2031	80,971 (b)
K Hovnanian Enterprises, Inc.
35,000	8.00%, due 4/1/2031	35,760 (b)
30,000	8.38%, due 10/1/2033	30,712 (b)
150,000	LGI Homes, Inc., 7.00%, due 11/15/2032	143,946 (b)
291,389
Insurance 2.1%
Acrisure LLC/Acrisure Finance, Inc.
120,000	8.25%, due 2/1/2029	125,021 (b)
90,000	6.75%, due 7/1/2032	92,300 (b)
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
40,000	6.75%, due 4/15/2028	40,726 (b)
5,000	7.00%, due 1/15/2031	5,179 (b)
30,000	6.50%, due 10/1/2031	30,765 (b)
100,000	7.38%, due 10/1/2032	103,180 (b)
60,000	Amynta Agency Borrower, Inc. & Amynta Warranty Borrower, Inc., 7.50%, due 7/15/2033	61,818 (b)
60,000	Ardonagh Finco Ltd., 7.75%, due 2/15/2031	62,757 (b)
60,000	Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.13%, due 5/15/2031	61,570 (b)
135,000	Broadstreet Partners Group LLC, 5.88%, due 4/15/2029	134,519 (b)
70,000	Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC, 7.25%, due 2/15/2031	72,148 (b)
140,000	HUB International Ltd., 7.25%, due 6/15/2030	146,160 (b)
40,000	Jones Deslauriers Insurance Management, Inc., 6.88%, due 10/1/2033	39,630 (b)
175,000	Panther Escrow Issuer LLC, 7.13%, due 6/1/2031	180,858 (b)
30,000	USI, Inc., 7.50%, due 1/15/2032	31,061 (b)
1,187,692
Internet 0.8%
145,000	Beignet Investor LLC, 6.58%, due 5/30/2049	154,673 (b)
105,000	Gen Digital, Inc., 6.25%, due 4/1/2033	108,092 (b)
Meta Platforms, Inc.
105,000	4.88%, due 11/15/2035	105,464
35,000	5.50%, due 11/15/2045	34,697
65,000	5.63%, due 11/15/2055	64,511
467,437
Iron - Steel 0.9%
40,000	Champion Iron Canada, Inc., 7.88%, due 7/15/2032	41,937 (b)
Cleveland-Cliffs, Inc.
50,000	7.00%, due 3/15/2032	51,125 (b)
50,000	7.38%, due 5/1/2033	51,729 (b)
200,000	CSN Resources SA, 8.88%, due 12/5/2030	189,500 (e)
115,000	Mineral Resources Ltd., 7.00%, due 4/1/2031	119,054 (b)

See Notes to Financial Statements

Schedule of Investments Flexible Credit Income ETF^
(cont’d)

Principal Amount(a)		Value

Iron - Steel – cont'd
$43,227	Samarco Mineracao SA, 4.00% Cash/5.00% PIK, due 6/30/2031	$43,226 (e)(f)
496,571
Leisure Time 0.9%
120,000	Carnival Corp., 6.13%, due 2/15/2033	123,740 (b)
100,000	Lindblad Expeditions LLC, 7.00%, due 9/15/2030	101,847 (b)
60,000	NCL Corp. Ltd., 6.75%, due 2/1/2032	61,654 (b)
225,000	Viking Cruises Ltd., 9.13%, due 7/15/2031	241,054 (b)
528,295
Lodging 0.3%
200,000	Fortune Star BVI Ltd., 5.05%, due 1/27/2027	197,278 (e)
Machinery - Construction & Mining 0.3%
60,000	Manitowoc Co., Inc., 9.25%, due 10/1/2031	63,057 (b)
Terex Corp.
125,000	5.00%, due 5/15/2029	122,679 (b)
5,000	6.25%, due 10/15/2032	5,071 (b)
190,807
Machinery - Diversified 0.2%
125,000	SPX FLOW, Inc., 8.75%, due 4/1/2030	127,911 (b)
Media 1.6%
CCO Holdings LLC/CCO Holdings Capital Corp.
30,000	6.38%, due 9/1/2029	30,236 (b)
55,000	4.75%, due 3/1/2030	52,298 (b)
105,000	4.25%, due 2/1/2031	95,037 (b)
80,000	4.50%, due 5/1/2032	71,153
20,000	4.25%, due 1/15/2034	16,795 (b)
350,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 5.85%, due 12/1/2035	349,054
CSC Holdings LLC
105,000	11.25%, due 5/15/2028	92,125 (b)
55,000	11.75%, due 1/31/2029	43,448 (b)
20,000	Discovery Communications LLC, 4.13%, due 5/15/2029	19,347
125,000	Midcontinent Communications, 8.00%, due 8/15/2032	127,324 (b)
896,817
Mining 3.0%
105,000	Capstone Copper Corp., 6.75%, due 3/31/2033	108,649 (b)
125,000	Century Aluminum Co., 6.88%, due 8/1/2032	128,510 (b)
200,000	Cia de Minas Buenaventura SAA, 6.80%, due 2/4/2032	208,000 (b)
200,000	Endeavour Mining PLC, 7.00%, due 5/28/2030	206,021 (e)
Fortescue Treasury Pty. Ltd.
54,000	4.38%, due 4/1/2031	52,265 (b)
55,000	6.13%, due 4/15/2032	57,391 (b)
70,000	Kaiser Aluminum Corp., 5.88%, due 3/1/2034	69,744 (b)(j)
200,000	Navoi Mining & Metallurgical Combinat, 6.95%, due 10/17/2031	213,879 (e)
160,000	Novelis Corp., 6.88%, due 1/30/2030	166,087 (b)
95,000	Taseko Mines Ltd., 8.25%, due 5/1/2030	100,440 (b)
200,000	Vedanta Resources Finance II PLC, 10.88%, due 9/17/2029	209,335 (e)
231,000	Volcan Cia Minera SAA, 8.50%, due 10/28/2032	234,246 (b)
1,754,567

See Notes to Financial Statements

Schedule of Investments Flexible Credit Income ETF^
(cont’d)

Principal Amount(a)		Value

Miscellaneous Manufacturer 0.4%
$95,000	Amsted Industries, Inc., 6.38%, due 3/15/2033	$98,319 (b)
85,000	Calderys Financing II LLC, 11.75% Cash/12.50% PIK, due 6/1/2028	88,179 (b)(f)
50,000	Calderys Financing LLC, 11.25%, due 6/1/2028	52,826 (b)
239,324
Multi-National 0.4%
200,000	Banque Ouest Africaine de Developpement, 8.20%, due 2/13/2055	206,079 (e)(g)
Oil & Gas 4.1%
180,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 5.88%, due 6/30/2029	179,472 (b)
200,000	Azule Energy Finance PLC, 8.13%, due 1/23/2030	201,001 (b)
65,000	BKV Upstream Midstream LLC, 7.50%, due 10/15/2030	65,099 (b)
178,049	Borr IHC Ltd./Borr Finance LLC, 10.00%, due 11/15/2028	178,061 (e)
70,000	Caturus Energy LLC, 8.50%, due 2/15/2030	71,354 (b)
50,000	Civitas Resources, Inc., 9.63%, due 6/15/2033	53,642 (b)
155,000	Comstock Resources, Inc., 6.75%, due 3/1/2029	153,658 (b)
200,000	Constellation Oil Services Holding SA, 9.38%, due 11/7/2029	205,800 (b)
Crescent Energy Finance LLC
35,000	7.63%, due 4/1/2032	33,934 (b)
20,000	7.38%, due 1/15/2033	18,890 (b)
Hilcorp Energy I LP/Hilcorp Finance Co.
90,000	6.25%, due 4/15/2032	85,446 (b)
80,000	8.38%, due 11/1/2033	82,756 (b)
50,000	6.88%, due 5/15/2034	47,500 (b)
80,000	Noble Finance II LLC, 8.00%, due 4/15/2030	83,027 (b)
80,000	Permian Resources Operating LLC, 6.25%, due 2/1/2033	81,395 (b)
200,000	Petroleos Mexicanos, 7.69%, due 1/23/2050	181,360
40,000	Pluspetrol SA, 8.50%, due 5/30/2032	40,684 (b)
200,000	SierraCol Energy Andina LLC, 6.00%, due 6/15/2028	196,250 (e)
26,000	Tecpetrol SA, 7.63%, due 11/3/2030	26,026 (b)(j)
40,000	Transocean International Ltd., 7.88%, due 10/15/2032	41,194 (b)
200,000	Trident Energy Finance PLC, 12.50%, due 11/30/2029	204,097 (b)
172,000	Vista Energy Argentina SAU, 7.63%, due 12/10/2035	169,953 (b)
2,400,599
Oil & Gas Services 0.8%
75,000	Archrock Partners LP/Archrock Partners Finance Corp., 6.63%, due 9/1/2032	77,081 (b)
Kodiak Gas Services LLC
45,000	6.50%, due 10/1/2033	46,113 (b)
45,000	6.75%, due 10/1/2035	46,342 (b)
105,000	Star Holding LLC, 8.75%, due 8/1/2031	101,487 (b)
210,000	USA Compression Partners LP/USA Compression Finance Corp., 6.25%, due 10/1/2033	210,806 (b)
481,829
Packaging & Containers 1.1%
90,000	Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 4.00%, due 9/1/2029	83,908 (b)
30,000	Graham Packaging Co., Inc., 7.13%, due 8/15/2028	29,859 (b)
Mauser Packaging Solutions Holding Co.
85,000	7.88%, due 4/15/2027	85,223 (b)
240,000	9.25%, due 4/15/2027	236,979 (b)
5,000	Sealed Air Corp., 6.50%, due 7/15/2032	5,174 (b)
95,000	Sealed Air Corp./Sealed Air Corp. U.S., 7.25%, due 2/15/2031	99,724 (b)

See Notes to Financial Statements

Schedule of Investments Flexible Credit Income ETF^
(cont’d)

Principal Amount(a)			Value

Packaging & Containers – cont'd
	$55,000	Trident TPI Holdings, Inc., 12.75%, due 12/31/2028	$58,706 (b)
Trivium Packaging Finance BV
	30,000	8.25%, due 7/15/2030	31,079 (b)
	30,000	12.25%, due 1/15/2031	31,299 (b)
661,951
Pharmaceuticals 1.3%
	120,000	1261229 BC Ltd., 10.00%, due 4/15/2032	125,437 (b)
	30,000	AdaptHealth LLC, 6.13%, due 8/1/2028	29,989 (b)
Bausch Health Cos., Inc.
	25,000	5.00%, due 1/30/2028	21,891 (b)
	25,000	4.88%, due 6/1/2028	22,750 (b)
	15,000	5.00%, due 2/15/2029	11,675 (b)
	15,000	5.25%, due 1/30/2030	10,802 (b)
	40,000	CVS Health Corp., 6.75%, due 12/10/2054	41,569 (g)
EUR	100,000	Grifols SA, 7.50%, due 5/1/2030	121,164 (e)
EUR	100,000	Gruenenthal GmbH, 4.63%, due 11/15/2031	117,271 (e)
EUR	100,000	Nidda Healthcare Holding GmbH, 7.00%, due 2/21/2030	119,853 (e)
EUR	100,000	Teva Pharmaceutical Finance Netherlands II BV, 4.38%, due 5/9/2030	118,804
741,205
Pipelines 2.6%
	$90,000	Antero Midstream Partners LP/Antero Midstream Finance Corp., 6.63%, due 2/1/2032	93,175 (b)
	125,000	CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, due 6/15/2031	123,672 (b)
	250,000	Energy Transfer LP, 5.55%, due 5/15/2034	256,644
	145,000	Excelerate Energy LP, 8.00%, due 5/15/2030	153,089 (b)
	145,000	Genesis Energy LP/Genesis Energy Finance Corp., 8.00%, due 5/15/2033	149,757
	100,000	Global Partners LP/GLP Finance Corp., 7.13%, due 7/1/2033	101,416 (b)
	160,000	Harvest Midstream I LP, 7.50%, due 5/15/2032	165,813 (b)
	105,000	Howard Midstream Energy Partners LLC, 7.38%, due 7/15/2032	110,026 (b)
	45,000	ITT Holdings LLC, 6.50%, due 8/1/2029	43,586 (b)
	60,000	NGL Energy Operating LLC/NGL Energy Finance Corp., 8.13%, due 2/15/2029	61,422 (b)
	40,000	Rockies Express Pipeline LLC, 6.75%, due 3/15/2033	41,866 (b)
	145,000	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 6.00%, due 12/31/2030	143,893 (b)
	50,000	TransMontaigne Partners LLC, 8.50%, due 6/15/2030	52,307 (b)
1,496,666
Real Estate 0.4%
EUR	100,000	CPI Property Group SA, 6.00%, due 1/27/2032	117,091 (e)
EUR	100,000	Heimstaden Bostad AB, 6.25%, due 12/4/2029	119,731 (e)(g)(h)
236,822
Real Estate Investment Trusts 0.8%
	$60,000	Arbor Realty SR, Inc., 7.88%, due 7/15/2030	61,054 (b)
	105,000	Blackstone Mortgage Trust, Inc., 7.75%, due 12/1/2029	110,652 (b)
	75,000	Brandywine Operating Partnership LP, 6.13%, due 1/15/2031	75,328
	60,000	EF Holdco/EF Cayman Holdings/Ellington Fin REIT Cayman/TRS/EF Cayman Non-MTM, 7.38%, due 9/30/2030	60,157 (b)
	45,000	RHP Hotel Properties LP/RHP Finance Corp., 6.50%, due 6/15/2033	46,445 (b)
	95,000	Starwood Property Trust, Inc., 6.50%, due 7/1/2030	98,805 (b)
452,441

See Notes to Financial Statements

Schedule of Investments Flexible Credit Income ETF^
(cont’d)

Principal Amount(a)			Value

Retail 1.3%
	$60,000	Bath & Body Works, Inc., 6.63%, due 10/1/2030	$61,670 (b)
	115,000	Cougar JV Subsidiary LLC, 8.00%, due 5/15/2032	122,565 (b)
EUR	100,000	Fressnapf Holding SE, 5.25%, due 10/31/2031	116,804 (e)
	$70,000	LCM Investments Holdings II LLC, 8.25%, due 8/1/2031	73,650 (b)
	45,000	Michaels Cos., Inc., 5.25%, due 5/1/2028	42,020 (b)
	60,000	Patrick Industries, Inc., 6.38%, due 11/1/2032	61,176 (b)
PetSmart LLC/PetSmart Finance Corp.
	75,000	7.50%, due 9/15/2032	74,809 (b)
	50,000	10.00%, due 9/15/2033	50,211 (b)
	105,000	QXO Building Products, Inc., 6.75%, due 4/30/2032	108,701 (b)
	45,000	White Cap Supply Holdings LLC, 7.38%, due 11/15/2030	45,520 (b)(j)
757,126
Savings & Loans 0.5%
GBP	200,000	Coventry Building Society, 8.75%, due 6/11/2029	281,132 (e)(g)(h)
Semiconductors 1.6%
	$85,000	Amkor Technology, Inc., 5.88%, due 10/1/2033	86,469 (b)
Foundry JV Holdco LLC
	250,000	6.15%, due 1/25/2032	266,535 (b)
	200,000	6.40%, due 1/25/2038	215,829 (b)
	200,000	6.30%, due 1/25/2039	212,720 (b)
	150,000	Intel Corp., 4.75%, due 3/25/2050	126,952
908,505
Software 2.3%
	100,000	AthenaHealth Group, Inc., 6.50%, due 2/15/2030	97,896 (b)
	70,000	Capstone Borrower, Inc., 8.00%, due 6/15/2030	71,417 (b)
Cloud Software Group, Inc.
	110,000	6.50%, due 3/31/2029	110,830 (b)
	120,000	6.63%, due 8/15/2033	120,275 (b)
	55,000	Ellucian Holdings, Inc., 6.50%, due 12/1/2029	55,664 (b)
	60,000	Fair Isaac Corp., 6.00%, due 5/15/2033	61,074 (b)
	480,000	Synopsys, Inc., 5.15%, due 4/1/2035	487,589
	320,000	UKG, Inc., 6.88%, due 2/1/2031	329,395 (b)
1,334,140
Telecommunications 2.5%
	55,000	Altice France SA, 6.88%, due 10/15/2030	53,788 (b)
Bell Telephone Co. of Canada or Bell Canada
	55,000	6.88%, due 9/15/2055	57,398 (g)
	145,000	7.00%, due 9/15/2055	152,401 (g)
	105,000	CommScope LLC, 9.50%, due 12/15/2031	106,954 (b)
EUR	100,000	Iliad Holding SAS, 5.63%, due 10/15/2028	116,957 (e)
Level 3 Financing, Inc.
	$45,000	4.88%, due 6/15/2029	43,031 (b)
	40,000	6.88%, due 6/30/2033	40,972 (b)
	85,000	7.00%, due 3/31/2034	87,329 (b)
Rogers Communications, Inc.
	55,000	7.00%, due 4/15/2055	57,506 (g)
	130,000	7.13%, due 4/15/2055	139,141 (g)
	99,000	Telecom Argentina SA, 9.50%, due 7/18/2031	102,920 (b)
EUR	100,000	Telefonica Europe BV, 6.14%, due 2/3/2030	124,462 (e)(g)(h)

See Notes to Financial Statements

Schedule of Investments Flexible Credit Income ETF^
(cont’d)

Principal Amount(a)			Value

Telecommunications – cont'd
EUR	100,000	Vmed O2 U.K. Financing I PLC, 5.63%, due 4/15/2032	$117,360 (e)
	$10,000	Windstream Services LLC, 7.50%, due 10/15/2033	9,982 (b)
	135,000	Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, due 10/1/2031	137,855 (b)
	82,584	Zayo Group Holdings, Inc., 9.25%, due 3/9/2030	78,524 (b)
			1,426,580
Transportation 0.5%
	295,000	XPO, Inc., 7.13%, due 2/1/2032	310,222 (b)
Total Corporate Bonds (Cost $33,482,127)			34,150,874

Loan Assignments(c) 10.7%
Capital Markets 1.3%
	250,000	Edelman Financial Center LLC, Second Lien Term Loan, (1 mo. USD Term SOFR + 5.25%), 9.21%, due 10/6/2028	250,000
	496,250	Focus Financial Partners LLC, Term Loan B, (1 mo. USD Term SOFR + 2.75%), 6.71%, due 9/15/2031	497,337
			747,337
Chemicals 0.9%
	500,000	Olympus Water U.S. Holding Corp., Term Loan B, (1 mo. USD Term SOFR), due 7/23/2032	497,500 (k)(l)
Containers & Packaging 0.8%
	495,009	Trident TPI Holdings, Inc., Term Loan B7, (3 mo. USD Term SOFR + 3.75%), 7.75%, due 9/15/2028	482,713
Diversified Telecommunication Services 2.5%
	479,661	CommScope, Inc., Term Loan, (1 mo. USD Term SOFR + 4.75%), 8.71%, due 12/17/2029	483,441
		CSC Holdings LLC
	248,027	Term Loan B5, (3 mo. USD Term SOFR + 1.50%), 8.50%, due 4/15/2027	233,405
	248,087	Term Loan B6, (1 mo. USD Term SOFR + 4.50%), 8.53%, due 1/18/2028	245,484
		Lumen Technologies, Inc.
	248,098	Term Loan B1, (1 mo. USD Term SOFR + 2.35%), 6.43%, due 4/16/2029	246,498
	248,098	Term Loan B2, (1 mo. USD Term SOFR + 2.35%), 6.43%, due 4/15/2030	246,550
	22,716	Zayo Group Holdings, Inc., Term Loan, (1 mo. USD Term SOFR + 3.50%, 3 mo. USD Term SOFR + 0.50%), 0.50% – 7.58%, due 3/11/2030	21,687 (m)
			1,477,065
Electric Utilities 0.9%
	500,000	Cornerstone Generation LLC, Term Loan B, (3 mo. USD Term SOFR + 3.25%), 7.48%, due 8/11/2032	504,375
Health Care Equipment & Supplies 3.0%
	495,009	Auris Luxembourg III SARL, Term Loan B, (3 mo. USD Term SOFR + 3.50%, 6 mo. USD Term SOFR + 3.50%), 7.20% – 7.40%, due 2/28/2029	496,371 (m)
	748,125	Bausch & Lomb Corp., Term Loan B, (1 mo. USD Term SOFR + 4.25%), 8.21%, due 1/15/2031	752,053
	498,750	Medline Borrower LP, Term Loan B, (1 mo. USD Term SOFR + 2.00%), 5.96%, due 10/23/2030	498,889
			1,747,313
IT Services 0.9%
	497,500	QualityTech LP, Term Loan B, (1 mo. USD Term SOFR + 3.50%), 7.61%, due 10/30/2031	498,122 (n)
Software 0.4%
	250,000	Cloudera, Inc., Second Lien Term Loan, (1 mo. USD Term SOFR + 6.00%), 10.06%, due 10/8/2029	221,438
Total Loan Assignments (Cost $6,179,790)			6,175,863

See Notes to Financial Statements

Schedule of Investments Flexible Credit Income ETF^
(cont’d)

Principal Amount(a)			Value
Foreign Government Securities 6.4%
	$112,000	Argentine Republic Government International Bonds, 0.75%, due 7/9/2030	$91,560 (i)
Colombia Government International Bonds
	200,000	7.50%, due 2/2/2034	211,990
	200,000	7.75%, due 11/7/2036	213,052
Ecuador Government International Bonds
	73,904	6.90%, due 7/31/2030	67,327 (e)
	123,365	6.90%, due 7/31/2035	94,374 (e)
	400,000	Egypt Government International Bonds, 8.70%, due 3/1/2049	372,727 (e)
Ghana Government International Bonds
	3,520	0.00%, due 7/3/2026	3,414 (b)
	53,240	5.00%, due 7/3/2029	51,775 (b)(i)
	76,560	5.00%, due 7/3/2035	65,888 (b)(i)
	200,000	Guatemala Government Bonds, 5.25%, due 8/10/2029	202,500 (e)
	150,000	Honduras Government International Bonds, 8.63%, due 11/27/2034	160,725 (e)
Ivory Coast Government International Bonds
EUR	200,000	5.88%, due 10/17/2031	232,299 (e)
EUR	200,000	6.88%, due 10/17/2040	223,989 (e)
	$200,000	Mongolia Government International Bonds, 3.50%, due 7/7/2027	192,344 (e)
Nigeria Government International Bonds
	200,000	8.38%, due 3/24/2029	207,504 (e)
	200,000	7.70%, due 2/23/2038	188,114 (e)
	146,944	Provincia de Buenos Aires Government Bonds, 6.63%, due 9/1/2037	107,636 (e)
	200,000	Republic of South Africa Government International Bonds, 4.85%, due 9/30/2029	199,858
Romania Government International Bonds
	138,000	3.63%, due 3/27/2032	124,372 (b)
EUR	100,000	6.38%, due 9/18/2033	123,105 (e)
Sri Lanka Government International Bonds
	$41,436	3.10%, due 1/15/2030	39,002 (b)(i)
	131,276	3.35%, due 3/15/2033	114,603 (b)(i)
	76,208	3.60%, due 2/15/2038	70,302 (b)(i)
	200,000	Uzbekneftegaz JSC, 8.75%, due 5/7/2030	213,124 (e)
	141,412	Zambia Government International Bonds, 5.75%, due 6/30/2033	135,742 (e)(i)

Total Foreign Government Securities (Cost $3,387,985)			3,707,326
Number of Shares
Short-Term Investments 5.5%
Investment Companies 5.5%
	3,193,625	State Street Institutional U.S. Government Money Market Fund Premier Class, 4.01%(o) (Cost $3,193,625)	3,193,625
Total Investments 99.4% (Cost $56,522,109)			57,535,086
Other Assets Less Liabilities 0.6%			334,909 (p)
Net Assets 100.0%			$57,869,995

‡	Represents less than 0.05% of net assets of the Fund.

(a)	Principal amount is stated in the currency in which the security is denominated.

See Notes to Financial Statements

Schedule of Investments Flexible Credit Income ETF^
(cont’d)

(b)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At October 31, 2025, these securities amounted to $33,033,623, which represents 57.1% of net assets of the Fund.

(c)	Variable or floating rate security. The interest rate shown was the current rate as of October 31, 2025 and changes periodically.
(d)
Variable or floating rate security where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of
October 31, 2025.

(e)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended.
Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at October 31, 2025 amounted to $6,495,876, which represents 11.2% of net assets of the
Fund.

(f)	Payment-in-kind (PIK) security.
(g)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(h)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date shown reflects the next call date.
(i)
Step Bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown was the current rate as of
October 31, 2025.

(j)	When-issued security. Total value of all such securities at October 31, 2025 amounted to $318,203, which represents 0.5% of net assets of the Fund.
(k)	All or a portion of this security was purchased on a delayed delivery basis.
(l)	All or a portion of this security had not settled as of October 31, 2025 and thus may not have an interest rate in effect. Interest rates do not take effect until settlement.
(m)	The stated interest rates represent the range of rates at October 31, 2025 of the underlying contracts within the Loan Assignment.
(n)	Value determined using significant unobservable inputs.
(o)	Represents 7-day effective yield as of October 31, 2025.
(p)	Includes the impact of the Fund’s open positions in derivatives at October 31, 2025.

See Notes to Financial Statements

Schedule of Investments Flexible Credit Income ETF^
(cont’d)

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets
United States	$34,665,957	59.9%
Cayman Islands	4,363,892	7.5%
Jersey	1,757,308	3.0%
United Kingdom	1,467,391	2.5%
Germany	1,105,777	1.9%
Canada	1,019,573	1.8%
Cote D'Ivoire	662,309	1.1%
Colombia	621,292	1.1%
Mexico	574,421	1.0%
France	551,336	1.0%
Argentina	538,779	0.9%
Denmark	496,371	0.9%
Netherlands	488,212	0.8%
Brazil	475,981	0.8%
Spain	460,908	0.8%
Peru	442,246	0.8%
Uzbekistan	427,003	0.7%
Nigeria	395,618	0.7%
Egypt	372,727	0.6%
Romania	247,477	0.4%
Sweden	235,663	0.4%
Australia	228,710	0.4%
Sri Lanka	223,907	0.4%
India	209,335	0.4%
Supranational	206,079	0.4%
Guatemala	202,500	0.4%
Angola	201,001	0.4%
South Africa	199,858	0.4%
China	197,278	0.3%
Mongolia	192,344	0.3%
Ecuador	161,701	0.3%
Honduras	160,725	0.3%
Luxembourg	149,652	0.3%
Zambia	135,742	0.2%
Ghana	121,077	0.2%
Portugal	119,562	0.2%
Israel	118,804	0.2%
Czech Republic	117,091	0.2%
Other countries, each representing less than 0.05% of net assets of the Fund	25,854	0.0%
Short-Term Investments and Other Assets—Net	3,528,534	6.1%
	$57,869,995	100.0%

See Notes to Financial Statements

Schedule of Investments Flexible Credit Income ETF^
(cont’d)

Derivative Instruments
Futures contracts ("futures")
At October 31, 2025, open positions in futures for the Fund were as follows:
Long Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
12/2025	5	U.S. Treasury Long Bond	$586,562	$12,029
12/2025	10	U.S. Treasury Note, 10 Year	1,126,719	2,145
12/2025	49	U.S. Treasury Note, 5 Year	5,351,336	(1,653)
12/2025	13	U.S. Treasury Note, Ultra 10 Year	1,501,297	15,543
Total Long Positions			$8,565,914	$28,064

Short Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
12/2025	8	Euro-Bobl	$(1,090,499)	$(3,066)
12/2025	3	Euro-Bund	(447,424)	(3,147)
12/2025	1	Euro-Oat	(141,281)	(2,340)
12/2025	3	Euro-Schatz	(370,277)	69
12/2025	2	Long Gilt	(245,977)	(6,621)
12/2025	10	U.S. Treasury Note, 2 Year	(2,082,422)	1,344
Total Short Positions			$(4,377,880)	$(13,761)
Total Futures				$14,303
At October 31, 2025, the Fund had $172,635 deposited in a segregated account to cover margin requirements on open futures.
For the year ended October 31, 2025, the average notional value for the months where the Fund had futures outstanding was $7,384,915 for long positions and $(3,410,602) for short positions.
Forward foreign currency contracts ("forward FX contracts")
At October 31, 2025, open forward FX contracts for the Fund were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
EUR	116,717	GBP	102,291	GSI	1/15/2026	$694
USD	128,281	EUR	109,544	DB	1/15/2026	1,504
USD	39,855	EUR	34,031	DB	1/15/2026	471
USD	2,084,468	EUR	1,771,806	UBS	1/15/2026	33,937
USD	370,115	EUR	314,599	UBS	1/15/2026	6,026
USD	509,314	EUR	434,106	WBC	1/15/2026	6,918

See Notes to Financial Statements

Schedule of Investments Flexible Credit Income ETF^
(cont’d)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
USD	402,433	GBP	300,000	WBC	1/15/2026	$8,312
Total unrealized appreciation						$57,862
EUR	109,544	USD	127,868	RBC	1/15/2026	(1,091)
Total unrealized depreciation						$(1,091)
Total net unrealized appreciation						$56,771
For the year ended October 31, 2025, the average notional value for the months where the Fund had forward FX contracts outstanding was $2,238,119.
Credit default swap contracts ("credit default swaps")
At October 31, 2025, the Fund had outstanding credit default swaps as follows:

Centrally Cleared Credit Default Swaps — Sell Protection

Clearinghouse	Reference Entity	Notional Amount		Financing Rate Received by the Fund	Payment Frequency	Maturity Date	Upfront Payments/ (Receipts)	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
ICE CC	CDX North America High Yield Index, Ser. 45.V1	USD	1,399,000	5.00%	3M	12/20/2030	$106,070	$(4,324)	$7,772	$109,518

At October 31, 2025 the Fund had $139,215 deposited in a segregated account to cover margin requirements for centrally cleared swaps.
For the year ended October 31, 2025, the average notional value for the months where the Fund had credit default swaps was $2,132,846 for sell protection.
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of October 31, 2025:

Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
Mortgage-Backed Securities#	$—	$3,206,164	$—	$3,206,164
Asset-Backed Securities#	—	7,101,234	—	7,101,234
Corporate Bonds#	—	34,150,874	—	34,150,874
Loan Assignments
IT Services	—	—	498,122	498,122
Other Loan Assignments#	—	5,677,741	—	5,677,741
Total Loan Assignments	—	5,677,741	498,122	6,175,863
Foreign Government Securities	—	3,707,326	—	3,707,326
Short-Term Investments	—	3,193,625	—	3,193,625
Total Investments	$—	$57,036,964	$498,122	$57,535,086

#	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.

See Notes to Financial Statements

Schedule of Investments Flexible Credit Income ETF^
(cont’d)

(a)	The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 11/1/2024	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales/ Other reductions	Transfers into Level 3	Transfers out of Level 3	Balance as of 10/31/2025	Net change in unrealized appreciation/ (depreciation) from investments still held as of 10/31/2025
Investments in Securities:
Loan Assignments(1)(2)	$239	$1	$—	$5	$—	$(3)	$495	$(239)	$498	$5
Total	$239	$1	$—	$5	$—	$(3)	$495	$(239)	$498	$5
(1) Securities categorized as Level 3 were valued using a single quotation obtained from a dealer. The
Fund does not have access to significant unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

(2) Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any security where a change in the pricing level occurred from the beginning to the end of the period.

The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s derivatives as of October 31, 2025:

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures@
Assets	$31,130	$—	$—	$31,130
Liabilities	(16,827)	—	—	(16,827)
Forward FX Contracts@
Assets	—	57,862	—	57,862
Liabilities	—	(1,091)	—	(1,091)
Swaps
Assets	—	109,518	—	109,518
Total	$14,303	$166,289	$—	$180,592

@	Futures and forward FX contracts are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

^   A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Financial Statements

Schedule of Investments Short Duration Income ETF^
October 31, 2025

Principal Amount		Value
Mortgage-Backed Securities 33.9%
Collateralized Mortgage Obligations 17.5%
$709,239	A&D Mortgage Trust, Series 2025-NQM2, Class A3, 6.09%, due 6/25/2070	$713,197 (a)
591,000	Angel Oak Mortgage Trust, Series 2025-10, Class A3, 5.37%, due 9/25/2070	590,645 (a)
BRAVO Residential Funding Trust
283,702	Series 2024-NQM6, Class A1, 5.41%, due 8/1/2064	284,232 (a)
250,169	Series 2025-NQM5, Class A3, 5.80%, due 2/25/2065	251,410 (a)
Chase Home Lending Mortgage Trust
141,282	Series 2024-2, Class A6A, 6.00%, due 2/25/2055	142,053 (a)(b)
255,519	Series 2024-4, Class A6, 6.00%, due 3/25/2055	256,763 (a)(b)
139,037	Series 2024-10, Class A4A, 5.50%, due 10/25/2055	139,591 (a)(b)
314,740	Series 2024-11, Class A4, 6.00%, due 11/25/2055	319,953 (a)(b)
632,663	Series 2025-1, Class A4, 6.00%, due 11/25/2055	641,356 (a)(b)
916,719	Series 2025-10, Class A4A, 5.50%, due 7/25/2056	923,730 (a)(b)
COLT Mortgage Loan Trust
640,830	Series 2021-5, Class A1, 1.73%, due 11/26/2066	581,903 (a)(b)
176,475	Series 2024-2, Class A1, 6.13%, due 4/25/2069	178,118 (a)
150,625	Series 2024-2, Class A3, 6.43%, due 4/25/2069	151,761 (a)
185,000	Series 2025-6, Class M1, 6.27%, due 8/25/2070	186,699 (a)(b)
Cross Mortgage Trust
1,039,877	Series 2025-H3, Class A1, 5.88%, due 4/25/2070	1,052,272 (a)(b)
1,375,000	Series 2025-H8, Class A2, 5.26%, due 11/25/2070	1,374,977 (a)(c)
EFMT
190,000	Series 2024-INV2, Class M1, 5.73%, due 10/25/2069	189,348 (a)(b)
1,116,000	Series 2025-NQM5, Class A3, 5.34%, due 11/25/2070	1,113,297 (a)(c)
591,800	Ellington Financial Mortgage Trust, Series 2022-1, Class A1, 2.21%, due 1/25/2067	524,252 (a)(b)
Federal Home Loan Mortgage Corp. REMIC
2,061,041	Series 5438, Class FE, (30 day USD SOFR Average + 1.30%), 5.48%, due 8/25/2054	2,070,400 (d)
801,172	Series 5475, Class FA, (30 day USD SOFR Average + 1.10%), 5.28%, due 11/25/2054	802,018 (d)
665,074	Series 5474, Class FB, (30 day USD SOFR Average + 1.15%), 5.33%, due 11/25/2054	666,608 (d)
1,184,633	Series 5473, Class FN, (30 day USD SOFR Average + 1.25%), 5.43%, due 11/25/2054	1,189,111 (d)
1,362,407	Series 5475, Class FB, (30 day USD SOFR Average + 1.35%), 5.53%, due 11/25/2054	1,364,939 (d)
909,979	Series 5487, Class FA, (30 day USD SOFR Average + 1.40%), 5.58%, due 12/25/2054	916,092 (d)
1,176,288	Series 5500, Class FE, (30 day USD SOFR Average + 1.40%), 5.58%, due 2/25/2055	1,183,567 (d)
1,321,659	Series 5517, Class HF, (30 day USD SOFR Average + 1.35%), 5.53%, due 3/25/2055	1,325,203 (d)
974,274	Series 5518, Class FD, (30 day USD SOFR Average + 1.70%), 5.88%, due 3/25/2055	981,413 (d)
1,451,612	Series 5542, Class CF, (30 day USD SOFR Average + 1.55%), 5.73%, due 5/25/2055	1,465,376 (d)
1,593,863	Series 5534, Class AF, (30 day USD SOFR Average + 1.60%), 5.78%, due 5/25/2055	1,602,748 (d)
Federal Home Loan Mortgage Corp. STACR REMIC Trust
460,260	Series 2021-DNA6, Class M2, (30 day USD SOFR Average + 1.50%), 5.68%, due 10/25/2041	462,137 (a)(d)
1,000,000	Series 2021-DNA6, Class B1, (30 day USD SOFR Average + 3.40%), 7.58%, due 10/25/2041	1,021,231 (a)(d)
408,000	Series 2022-DNA2, Class M2, (30 day USD SOFR Average + 3.75%), 7.93%, due 2/25/2042	421,920 (a)(d)
1,000,000	Series 2022-DNA2, Class B1, (30 day USD SOFR Average + 4.75%), 8.93%, due 2/25/2042	1,043,531 (a)(d)
469,000	Series 2022-HQA1, Class M2, (30 day USD SOFR Average + 5.25%), 9.43%, due 3/25/2042	493,918 (a)(d)
1,147,000	Series 2022-DNA3, Class M2, (30 day USD SOFR Average + 4.35%), 8.53%, due 4/25/2042	1,200,538 (a)(d)
928,000	Series 2022-DNA4, Class M1B, (30 day USD SOFR Average + 3.35%), 7.53%, due 5/25/2042	961,876 (a)(d)
1,000,000	Series 2022-DNA4, Class M2, (30 day USD SOFR Average + 5.25%), 9.43%, due 5/25/2042	1,061,880 (a)(d)
108,000	Series 2022-DNA5, Class M1B, (30 day USD SOFR Average + 4.50%), 8.68%, due 6/25/2042	114,008 (a)(d)
333,000	Series 2022-HQA3, Class M1B, (30 day USD SOFR Average + 3.55%), 7.73%, due 8/25/2042	348,195 (a)(d)
1,180,000	Series 2022-DNA6, Class M2, (30 day USD SOFR Average + 5.75%), 9.93%, due 9/25/2042	1,278,428 (a)(d)
860,000	Series 2024-DNA1, Class M2, (30 day USD SOFR Average + 1.95%), 6.13%, due 2/25/2044	868,709 (a)(d)

See Notes to Financial Statements

Schedule of Investments Short Duration Income ETF^
(cont’d)

Principal Amount		Value
Collateralized Mortgage Obligations – cont'd
$505,000	Series 2024-DNA2, Class M2, (30 day USD SOFR Average + 1.70%), 5.88%, due 5/25/2044	$507,682 (a)(d)
650,000	Series 2025-DNA1, Class M2, (30 day USD SOFR Average + 1.35%), 5.53%, due 1/25/2045	650,200 (a)(d)
485,000	Series 2025-HQA1, Class M2, (30 day USD SOFR Average + 1.65%), 5.83%, due 2/25/2045	485,914 (a)(d)
1,015,000	Series 2025-DNA2, Class M2, (30 day USD SOFR Average + 1.50%), 5.68%, due 5/25/2045	1,013,739 (a)(d)
863,000	Series 2025-DNA3, Class M2, (30 day USD SOFR Average + 1.50%), 5.68%, due 9/25/2045	861,930 (a)(d)
619,000	Series 2025-DNA4, Class M2, (30 day USD SOFR Average + 1.55%), 5.74%, due 10/25/2045	619,387 (a)(d)
Federal National Mortgage Association Connecticut Avenue Securities Trust
111,213	Series 2016-C01, Class 2M2, (30 day USD SOFR Average + 7.06%), 11.25%, due 8/25/2028	113,114 (d)
390,531	Series 2018-C02, Class 2M2, (30 day USD SOFR Average + 2.31%), 6.50%, due 8/25/2030	396,238 (d)
137,339	Series 2021-R01, Class 1M2, (30 day USD SOFR Average + 1.55%), 5.73%, due 10/25/2041	137,725 (a)(d)
515,000	Series 2021-R01, Class 1B1, (30 day USD SOFR Average + 3.10%), 7.28%, due 10/25/2041	525,274 (a)(d)
852,000	Series 2021-R03, Class 1M2, (30 day USD SOFR Average + 1.65%), 5.83%, due 12/25/2041	856,243 (a)(d)
1,500,000	Series 2022-R02, Class 2M2, (30 day USD SOFR Average + 3.00%), 7.18%, due 1/25/2042	1,533,348 (a)(d)
1,125,000	Series 2022-R04, Class 1M2, (30 day USD SOFR Average + 3.10%), 7.28%, due 3/25/2042	1,156,467 (a)(d)
1,225,000	Series 2022-R03, Class 1M2, (30 day USD SOFR Average + 3.50%), 7.68%, due 3/25/2042	1,265,653 (a)(d)
1,000,000	Series 2022-R06, Class 1M2, (30 day USD SOFR Average + 3.85%), 8.03%, due 5/25/2042	1,041,378 (a)(d)
1,070,000	Series 2022-R07, Class 1M2, (30 day USD SOFR Average + 4.65%), 8.83%, due 6/25/2042	1,130,120 (a)(d)
130,000	Series 2022-R07, Class 1B1, (30 day USD SOFR Average + 6.80%), 10.98%, due 6/25/2042	141,532 (a)(d)
79,000	Series 2022-R08, Class 1M2, (30 day USD SOFR Average + 3.60%), 7.78%, due 7/25/2042	82,232 (a)(d)
435,000	Series 2022-R08, Class 1B1, (30 day USD SOFR Average + 5.60%), 9.78%, due 7/25/2042	466,573 (a)(d)
524,697	Series 2023-R01, Class 1M1, (30 day USD SOFR Average + 2.40%), 6.58%, due 12/25/2042	535,983 (a)(d)
244,000	Series 2023-R02, Class 1M2, (30 day USD SOFR Average + 3.35%), 7.53%, due 1/25/2043	254,529 (a)(d)
1,400,000	Series 2023-R08, Class 1B1, (30 day USD SOFR Average + 3.55%), 7.73%, due 10/25/2043	1,464,750 (a)(d)
525,000	Series 2024-R03, Class 2B1, (30 day USD SOFR Average + 2.80%), 6.98%, due 3/25/2044	542,449 (a)(d)
1,000,000	Series 2025-R01, Class 1M2, (30 day USD SOFR Average + 1.50%), 5.68%, due 1/25/2045	1,000,309 (a)(d)
874,000	Series 2025-R01, Class 1B1, (30 day USD SOFR Average + 1.70%), 5.88%, due 1/25/2045	871,006 (a)(d)
500,000	Series 2025-R02, Class 1M2, (30 day USD SOFR Average + 1.60%), 5.78%, due 2/25/2045	500,316 (a)(d)
500,000	Series 2025-R02, Class 1B1, (30 day USD SOFR Average + 1.95%), 6.13%, due 2/25/2045	501,255 (a)(d)
1,000,000	Series 2025-R05, Class 2M2, (30 day USD SOFR Average + 1.60%), 5.78%, due 7/25/2045	1,003,363 (a)(d)
2,826,000	Series 2025-R06, Class 1M2, (30 day USD SOFR Average + 1.55%), 5.73%, due 9/25/2045	2,831,968 (a)(d)
Federal National Mortgage Association REMIC
931,400	Series 2024-40, Class FA, (30 day USD SOFR Average + 1.15%), 5.33%, due 3/25/2054	933,245 (d)
1,124,499	Series 2025-33, Class FE, (30 day USD SOFR Average + 1.45%), 5.63%, due 8/25/2054	1,133,744 (d)
3,102,359	Series 2024-102, Class FC, (30 day USD SOFR Average + 1.45%), 5.63%, due 1/25/2055	3,124,516 (d)
961,415	Series 2025-1, Class AF, (30 day USD SOFR Average + 1.85%), 6.00%, due 2/25/2055	971,529 (d)
1,543,301	Series 2025-6, Class FB, (30 day USD SOFR Average + 2.00%), 6.00%, due 2/25/2055	1,561,759 (d)
1,136,440	Series 2025-35, Class HF, (30 day USD SOFR Average + 1.70%), 5.88%, due 5/25/2055	1,144,531 (d)
3,461,784	Series 2025-86, Class FA, (30 day USD SOFR Average + 1.20%), 5.38%, due 10/25/2055	3,475,400 (d)
GCAT Trust
318,030	Series 2021-NQM5, Class A1, 1.26%, due 7/25/2066	270,918 (a)(b)
209,763	Series 2025-NQM2, Class A3, 6.01%, due 4/25/2070	211,759 (a)
116,000	Series 2025-NQM2, Class M1, 6.33%, due 4/25/2070	117,187 (a)(b)
Government National Mortgage Association REMIC
966,959	Series 2024-184, Class FN, (30 day USD SOFR Average + 1.20%), 5.38%, due 11/20/2054	971,109 (d)
956,438	Series 2024-187, Class FB, (30 day USD SOFR Average + 1.20%), 5.38%, due 11/20/2054	959,745 (d)
884,207	Series 2025-4, Class FY, (30 day USD SOFR Average + 1.60%), 5.78%, due 1/20/2055	889,981 (d)
3,345,494	Series 2025-51, Class FB, (30 day USD SOFR Average + 1.15%), 5.33%, due 3/20/2055	3,354,685 (d)
5,000,000	Series 2025-178, Class FM, (30 day USD SOFR Average + 1.26%), 5.57%, due 10/20/2055	5,010,250 (d)
904,009	GS Mortgage-Backed Securities Trust, Series 2025-PJ8, Class A5, 5.50%, due 2/25/2056	909,993 (a)(b)
1,022,676	HOMES Trust, Series 2025-NQM4, Class A1, 5.22%, due 8/25/2070	1,025,667 (a)

See Notes to Financial Statements

Schedule of Investments Short Duration Income ETF^
(cont’d)

Principal Amount		Value
Collateralized Mortgage Obligations – cont'd
JP Morgan Mortgage Trust
$23,370	Series 2024-2, Class A6A, 6.00%, due 8/25/2054	$23,311 (a)(b)
132,501	Series 2024-4, Class A6A, 6.00%, due 10/25/2054	132,789 (a)(b)
333,698	Series 2025-2, Class A4, 6.00%, due 7/25/2055	338,162 (a)(b)
126,583	Series 2024-NQM1, Class A1, 5.59%, due 2/25/2064	127,377 (a)
185,921	Series 2024-NQM1, Class A3, 5.95%, due 2/25/2064	186,984 (a)
193,000	Series 2024-NQM1, Class M1A, 6.41%, due 2/25/2064	194,510 (a)(b)
240,227	Series 2025-NQM3, Class A2, 5.65%, due 11/25/2065	241,407 (a)
230,000	Series 2025-NQM3, Class M1A, 5.97%, due 11/25/2065	231,544 (a)(b)
354,000	LHOME Mortgage Trust, Series 2024-RTL4, Class A1, 5.92%, due 7/25/2039	355,696 (a)
Morgan Stanley Residential Mortgage Loan Trust
491,190	Series 2024-NQM3, Class A3, 5.40%, due 7/25/2069	490,938 (a)
338,902	Series 2024-NQM5, Class A1, 5.65%, due 10/25/2069	340,596 (a)(b)
155,745	Series 2025-NQM2, Class A3, 6.10%, due 1/25/2070	157,162 (a)
851,525	Series 2025-NQM6, Class A3, 5.71%, due 7/25/2070	854,132 (a)
New Residential Mortgage Loan Trust
219,000	Series 2024-RTL2, Class A1, 5.44%, due 9/25/2039	220,279 (a)
161,817	Series 2019-NQM5, Class A1, 2.71%, due 11/25/2059	154,441 (a)(b)
720,476	Series 2025-NQM4, Class A1, 5.35%, due 7/25/2065	724,426 (a)(b)
233,619	NRM FHT1 Excess Owner LLC, Series 2025-FHT1, Class A, 6.55%, due 3/25/2032	235,649 (a)
380,522	NYMT Loan Trust, Series 2024-INV1, Class A3, 5.83%, due 6/25/2069	383,376 (a)
OBX Trust
169,144	Series 2025-NQM7, Class A2, 5.76%, due 5/25/2055	170,404 (a)
188,525	Series 2025-NQM7, Class A3, 5.86%, due 5/25/2055	189,773 (a)
227,407	Series 2024-NQM14, Class A1, 4.94%, due 9/25/2064	226,821 (a)
190,000	Series 2024-NQM14, Class M1, 5.58%, due 9/25/2064	189,066 (a)(b)
385,000	Series 2025-NQM10, Class M1, 6.04%, due 5/25/2065	387,786 (a)(b)
999,591	Series 2025-NQM16, Class A3, 5.21%, due 8/25/2065	997,838 (a)
663,213	Series 2025-NQM17, Class A3, 5.24%, due 8/25/2065	662,628 (a)
1,374,000	Series 2025-NQM20, Class A2, 5.22%, due 10/25/2065	1,373,935 (a)(c)
1,213,805	PRKCM Trust, Series 2025-AFC1, Class A1, 5.10%, due 10/25/2060	1,213,009 (a)(b)
933,966	Provident Funding Mortgage Trust, Series 2025-4, Class A4, 5.50%, due 9/25/2055	938,588 (a)(b)
Sequoia Mortgage Trust
60,280	Series 2024-2, Class A10, 6.00%, due 3/25/2054	60,432 (a)(b)
185,290	Series 2024-4, Class A10, 6.00%, due 5/25/2054	186,127 (a)(b)
348,425	SG Residential Mortgage Trust, Series 2021-2, Class A1, 1.74%, due 12/25/2061	297,118 (a)(b)
636,714	Towd Point Mortgage Trust, Series 2022-4, Class A1, 3.75%, due 9/25/2062	612,715 (a)
Verus Securitization Trust
265,550	Series 2021-3, Class A3, 1.44%, due 6/25/2066	233,718 (a)(b)
280,542	Series 2021-6, Class A3, 1.89%, due 10/25/2066	247,603 (a)(b)
190,000	Series 2024-4, Class M1, 6.70%, due 6/25/2069	192,173 (a)(b)
173,146	Series 2024-7, Class A1, 5.10%, due 9/25/2069	173,192 (a)(b)
511,584	Series 2024-7, Class A3, 5.40%, due 9/25/2069	510,827 (a)
641,567	Series 2025-3, Class A2, 5.78%, due 5/25/2070	646,263 (a)
614,071	Series 2025-3, Class A3, 5.93%, due 5/25/2070	618,446 (a)
490,000	Series 2025-6, Class A3, 5.72%, due 7/25/2070	492,321 (a)
97,029,660
Commercial Mortgage-Backed 8.4%
230,000	1211 Avenue of the Americas Trust, Series 2015-1211, Class A1A2, 3.90%, due 8/10/2035	221,088 (a)
1301 Trust
328,000	Series 2025-1301, Class B, 5.30%, due 8/11/2042	332,388 (a)(b)

See Notes to Financial Statements

Schedule of Investments Short Duration Income ETF^
(cont’d)

Principal Amount		Value
Commercial Mortgage-Backed – cont'd
$405,000	Series 2025-1301, Class C, 5.64%, due 8/11/2042	$410,696 (a)(b)
354,000	Series 2025-1301, Class D, 6.22%, due 8/11/2042	359,178 (a)(b)
397,000	ALA Trust, Series 2025-OANA, Class D, (1 mo. USD Term SOFR + 3.09%), 7.12%, due 6/15/2040	398,489 (a)(d)
470,000	Aventura Mall Trust, Series 2018-AVM, Class D, 4.11%, due 7/5/2040	454,325 (a)(b)
615,000	BAHA Trust, Series 2024-MAR, Class A, 5.97%, due 12/10/2041	636,112 (a)(b)
100,000	BAMLL Trust, Series 2024-BHP, Class B, (1 mo. USD Term SOFR + 2.90%), 6.93%, due 8/15/2039	100,478 (a)(d)
24,537	BANK, Series 2020-BN30, Class A1, 0.45%, due 12/15/2053	24,493
BANK5
200,000	Series 2024-5YR5, Class C, 7.01%, due 2/15/2029	205,155 (b)
110,000	Series 2023-5YR2, Class C, 7.16%, due 7/15/2056	113,484 (b)
275,000	Series 2024-5YR7, Class D, 4.00%, due 6/15/2057	245,315 (a)
127,000	Series 2024-5YR7, Class C, 7.10%, due 6/15/2057	133,084 (b)
163,000	Series 2025-5YR17, Class D, 4.50%, due 11/15/2058	143,743 (a)
197,000	Series 2025-5YR17, Class C, 5.89%, due 11/15/2058	197,367 (b)
278,000	Series 2025-5YR17, Class B, 5.99%, due 11/15/2058	286,822 (b)
BBCMS Mortgage Trust
390,000	Series 2018-TALL, Class A, (1 mo. USD Term SOFR + 0.92%), 4.95%, due 3/15/2037	367,575 (a)(d)
470,000	Series 2018-TALL, Class D, (1 mo. USD Term SOFR + 1.65%), 5.68%, due 3/15/2037	418,300 (a)(d)
4,243,143	Series 2021-C11, Class XA, 1.32%, due 9/15/2054	224,025 (b)(e)
1,870,223	Series 2022-C17, Class XA, 1.15%, due 9/15/2055	117,998 (b)(e)
750,000	Series 2024-C26, Class A5, 5.83%, due 5/15/2057	806,367
635,000	Series 2024-5C27, Class A3, 6.01%, due 7/15/2057	667,659
Benchmark Mortgage Trust
99,352	Series 2019-B12, Class A2, 3.00%, due 8/15/2052	98,160
325,000	Series 2019-B12, Class AS, 3.42%, due 8/15/2052	302,666
7,363,560	Series 2021-B30, Class XA, 0.80%, due 11/15/2054	279,138 (b)(e)
231,000	Series 2023-V2, Class C, 6.77%, due 5/15/2055	235,945 (b)
509,000	Series 2023-V3, Class C, 7.17%, due 7/15/2056	516,690 (b)
88,000	Series 2023-B40, Class C, 7.41%, due 12/15/2056	91,667 (b)
529,000	Series 2024-V5, Class C, 6.97%, due 1/10/2057	544,618 (b)
228,000	Series 2024-V8, Class B, 6.95%, due 7/15/2057	241,795 (b)
BLP Commercial Mortgage Trust
261,000	Series 2025-IND, Class A, (1 mo. USD Term SOFR + 1.20%), 5.23%, due 3/15/2042	260,103 (a)(d)
342,000	Series 2025-IND, Class D, (1 mo. USD Term SOFR + 2.25%), 6.28%, due 3/15/2042	340,298 (a)(d)
BMO Mortgage Trust
550,000	Series 2023-5C2, Class A3, 7.05%, due 11/15/2056	588,714 (b)
199,000	Series 2024-C8, Class C, 6.23%, due 3/15/2057	202,105 (b)
434,000	Series 2025-5C10, Class C, 6.49%, due 5/15/2058	444,936 (b)
248,833	BWAY Mortgage Trust, Series 2013-1515, Class A2, 3.45%, due 3/10/2033	237,057 (a)
BX Commercial Mortgage Trust
129,433	Series 2021-VOLT, Class C, (1 mo. USD Term SOFR + 1.21%), 5.25%, due 9/15/2036	129,354 (a)(d)
96,883	Series 2021-VOLT, Class D, (1 mo. USD Term SOFR + 1.76%), 5.80%, due 9/15/2036	96,792 (a)(d)
290,648	Series 2021-VOLT, Class E, (1 mo. USD Term SOFR + 2.11%), 6.15%, due 9/15/2036	290,376 (a)(d)
186,984	Series 2021-VOLT, Class F, (1 mo. USD Term SOFR + 2.51%), 6.55%, due 9/15/2036	186,809 (a)(d)
316,460	Series 2024-XL4, Class A, (1 mo. USD Term SOFR + 1.44%), 5.47%, due 2/15/2039	316,850 (a)(d)
88,545	Series 2024-MF, Class C, (1 mo. USD Term SOFR + 1.94%), 5.97%, due 2/15/2039	88,629 (a)(d)
171,686	Series 2024-XL4, Class C, (1 mo. USD Term SOFR + 2.19%), 6.22%, due 2/15/2039	172,116 (a)(d)
190,373	Series 2024-MF, Class D, (1 mo. USD Term SOFR + 2.69%), 6.72%, due 2/15/2039	190,789 (a)(d)
429,047	Series 2024-XL5, Class D, (1 mo. USD Term SOFR + 2.69%), 6.72%, due 3/15/2041	429,851 (a)(d)
504,000	Series 2024-GPA2, Class C, (1 mo. USD Term SOFR + 2.19%), 6.22%, due 11/15/2041	504,938 (a)(d)

See Notes to Financial Statements

Schedule of Investments Short Duration Income ETF^
(cont’d)

Principal Amount		Value
Commercial Mortgage-Backed – cont'd
BX Trust
$397,450	Series 2025-ROIC, Class D, (1 mo. USD Term SOFR + 1.99%), 6.02%, due 3/15/2030	$395,959 (a)(d)
376,500	Series 2025-LUNR, Class D, (1 mo. USD Term SOFR + 2.50%), 6.53%, due 6/15/2040	377,559 (a)(d)
200,000	Series 2024-BIO, Class B, (1 mo. USD Term SOFR + 1.94%), 5.97%, due 2/15/2041	199,500 (a)(d)
336,000	Series 2024-BIO, Class C, (1 mo. USD Term SOFR + 2.64%), 6.67%, due 2/15/2041	334,959 (a)(d)
290,000	Series 2024-VLT4, Class B, (1 mo. USD Term SOFR + 1.94%), 5.97%, due 6/15/2041	289,909 (a)(d)
244,000	Series 2024-VLT4, Class E, (1 mo. USD Term SOFR + 2.89%), 6.92%, due 6/15/2041	244,000 (a)(d)
175,000	Series 2019-OC11, Class C, 3.86%, due 12/9/2041	167,003 (a)
196,000	Series 2019-OC11, Class E, 3.94%, due 12/9/2041	180,018 (a)(b)
288,000	Series 2019-OC11, Class D, 3.94%, due 12/9/2041	272,715 (a)(b)
349,000	Series 2025-GW, Class D, (1 mo. USD Term SOFR + 2.75%), 6.78%, due 7/15/2042	350,309 (a)(d)
470,000	Series 2025-VLT7, Class D, (1 mo. USD Term SOFR + 3.25%), 7.28%, due 7/15/2044	472,633 (a)(d)
1,100,000	BXP Trust, Series 2017-GM, Class D, 3.42%, due 6/13/2039	1,059,568 (a)(b)
785,000	CHI Commercial Mortgage Trust, Series 2025-SFT, Class B, 5.87%, due 4/15/2042	804,329 (a)(b)
Citigroup Commercial Mortgage Trust
400,000	Series 2023-PRM3, Class C, 6.36%, due 7/10/2028	410,372 (a)(b)
170,000	Series 2023-SMRT, Class C, 5.85%, due 10/12/2040	172,180 (a)(b)
144,400	Series 2016-P4, Class AAB, 2.78%, due 7/10/2049	143,863
COMM Mortgage Trust
170,000	Series 2018-HOME, Class A, 3.82%, due 4/10/2033	166,671 (a)(b)
501,000	Series 2024-CBM, Class D, 7.93%, due 12/10/2041	513,923 (a)(b)
885,000	Series 2024-277P, Class B, 7.00%, due 8/10/2044	939,693 (a)(b)
CONE Trust
87,000	Series 2024-DFW1, Class A, (1 mo. USD Term SOFR + 1.64%), 5.67%, due 8/15/2041	86,891 (a)(d)
94,000	Series 2024-DFW1, Class D, (1 mo. USD Term SOFR + 3.04%), 7.07%, due 8/15/2041	93,854 (a)(d)
771,319	CSAIL Commercial Mortgage Trust, Series 2016-C5, Class XA, 0.63%, due 11/15/2048	8 (b)(e)
325,000	DC Office Trust, Series 2019-MTC, Class D, 3.07%, due 9/15/2045	276,082 (a)(b)
ELM Trust
200,000	Series 2024-ELM, Class D10, 6.63%, due 6/10/2039	201,174 (a)(b)
215,000	Series 2024-ELM, Class D15, 6.67%, due 6/10/2039	216,225 (a)(b)
EQUS Mortgage Trust
906,114	Series 2021-EQAZ, Class A, (1 mo. USD Term SOFR + 1.02%), 5.05%, due 10/15/2038	905,411 (a)(d)
79,510	Series 2021-EQAZ, Class C, (1 mo. USD Term SOFR + 1.61%), 5.65%, due 10/15/2038	79,411 (a)(d)
Fashion Show Mall LLC
578,000	Series 2024-SHOW, Class B, 5.64%, due 10/10/2041	590,125 (a)(b)
610,000	Series 2024-SHOW, Class C, 6.07%, due 10/10/2041	613,966 (a)(b)
1,535,000	Federal Home Loan Mortgage Corp. Multiclass Certificates, Series 2020-RR02, Class CX, 1.27%, due 3/27/2029	54,627 (b)(e)
265,526	Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk, Series 2024-MN8, Class M1, (30 day USD SOFR Average + 2.85%), 7.03%, due 5/25/2044	269,540 (a)(d)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
4,537,609	Series KW03, Class X1, 0.77%, due 6/25/2027	40,661 (b)(e)
3,277,391	Series K095, Class X1, 0.94%, due 6/25/2029	94,668 (b)(e)
5,040,859	Series K096, Class X1, 1.11%, due 7/25/2029	172,095 (b)(e)
4,100,000	Series K098, Class XAM, 1.39%, due 8/25/2029	193,960 (b)(e)
147,000	FIVE Mortgage Trust, Series 2023-V1, Class C, 6.30%, due 2/10/2056	148,340 (b)
GS Mortgage Securities Trust
1,093,887	Series 2013-GC13, Class XA, 0.00%, due 7/10/2046	11 (b)(e)
306,000	Series 2016-GS2, Class C, 4.69%, due 5/10/2049	297,103 (b)
Hilton USA Trust
401,000	Series 2016-HHV, Class C, 4.19%, due 11/5/2038	397,420 (a)(b)

See Notes to Financial Statements

Schedule of Investments Short Duration Income ETF^
(cont’d)

Principal Amount		Value
Commercial Mortgage-Backed – cont'd
$300,000	Series 2016-HHV, Class E, 4.19%, due 11/5/2038	$295,343 (a)(b)
Hudson Yards Mortgage Trust
390,000	Series 2016-10HY, Class A, 2.84%, due 8/10/2038	383,835 (a)
203,000	Series 2016-10HY, Class C, 2.98%, due 8/10/2038	198,853 (a)(b)
250,000	Series 2025-SPRL, Class C, 5.95%, due 1/13/2040	258,421 (a)(b)
100,000	Series 2025-SPRL, Class D, 6.34%, due 1/13/2040	103,894 (a)(b)
100,000	Series 2025-SPRL, Class E, 6.68%, due 1/13/2040	103,301 (a)(b)
329,000	INTOWN Mortgage Trust, Series 2025-STAY, Class C, (1 mo. USD Term SOFR + 2.25%), 6.28%, due 3/15/2042	329,617 (a)(d)
IP Mortgage Trust
166,000	Series 2025-IP, Class A, 5.25%, due 6/10/2042	168,542 (a)(b)
133,000	Series 2025-IP, Class D, 6.31%, due 6/10/2042	134,653 (a)(b)
97,000	Series 2025-IP, Class E, 6.85%, due 6/10/2042	98,373 (a)(b)
IRV Trust
250,000	Series 2025-200P, Class A, 5.29%, due 3/14/2047	256,513 (a)(b)
256,000	Series 2025-200P, Class C, 5.73%, due 3/14/2047	258,849 (a)(b)
JP Morgan Chase Commercial Mortgage Securities Trust
405,000	Series 2016-NINE, Class A, 2.85%, due 9/6/2038	398,481 (a)(b)
260,000	Series 2022-OPO, Class A, 3.02%, due 1/5/2039	233,681 (a)
181,000	Series 2022-OPO, Class D, 3.45%, due 1/5/2039	146,007 (a)(b)
310,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C18, Class C, 4.50%, due 2/15/2047	297,978 (b)
MAD Commercial Mortgage Trust
340,000	Series 2025-11MD, Class C, 5.63%, due 10/15/2042	342,418 (a)(b)
336,000	Series 2025-11MD, Class D, 6.36%, due 10/15/2042	336,233 (a)(b)
336,000	Series 2025-11MD, Class E, 7.33%, due 10/15/2042	334,589 (a)(b)
Manhattan West Mortgage Trust
862,000	Series 2020-1MW, Class A, 2.13%, due 9/10/2039	823,311 (a)
300,000	Series 2020-1MW, Class D, 2.33%, due 9/10/2039	282,961 (a)(b)
210,000	MED Commercial Mortgage Trust, Series 2024-MOB, Class C, (1 mo. USD Term SOFR + 2.29%), 6.32%, due 5/15/2041	207,415 (a)(d)
Morgan Stanley Bank of America Merrill Lynch Trust
65,000	Series 2017-C33, Class C, 4.56%, due 5/15/2050	60,496 (b)
300,000	Series 2025-C35, Class C, 6.35%, due 8/15/2058	311,129 (b)
87,000	Morgan Stanley Capital I Trust, Series 2018-H4, Class C, 5.05%, due 12/15/2051	80,392 (b)
82,000	MSWF Commercial Mortgage Trust, Series 2023-2, Class C, 7.02%, due 12/15/2056	86,858 (b)
921,000	NXPT Commercial Mortgage Trust, Series 2024-STOR, Class C, 4.98%, due 11/5/2041	918,927 (a)(b)
390,000	NY Commercial Mortgage Trust, Series 2025-299P, Class A, 5.66%, due 2/10/2047	409,733 (a)(b)
NYC Commercial Mortgage Trust
260,000	Series 2025-3BP, Class A, (1 mo. USD Term SOFR + 1.21%), 5.25%, due 2/15/2042	258,375 (a)(d)
210,000	Series 2025-3BP, Class B, (1 mo. USD Term SOFR + 1.69%), 5.72%, due 2/15/2042	209,606 (a)(d)
100,000	Series 2025-3BP, Class D, (1 mo. USD Term SOFR + 2.44%), 6.47%, due 2/15/2042	100,045 (a)(d)
382,000	Series 2025-300P, Class D, 6.16%, due 7/13/2042	384,511 (a)(b)
One Market Plaza Trust
154,855	Series 2017-1MKT, Class A, 3.61%, due 2/10/2032	147,898 (a)
360,000	Series 2017-1MKT, Class B, 3.85%, due 2/10/2032	342,927 (a)
150,000	Series 2017-1MKT, Class C, 4.02%, due 2/10/2032	142,511 (a)
285,000	ONE Mortgage Trust, Series 2021-PARK, Class A, (1 mo. USD Term SOFR + 0.81%), 4.85%, due 3/15/2036	281,166 (a)(d)
ONNI Commercial Mortgage Trust
221,000	Series 2024-APT, Class C, 6.43%, due 7/15/2039	225,929 (a)(b)
253,000	Series 2024-APT, Class D, 7.00%, due 7/15/2039	261,385 (a)(b)

See Notes to Financial Statements

Schedule of Investments Short Duration Income ETF^
(cont’d)

Principal Amount		Value
Commercial Mortgage-Backed – cont'd
ORL Trust
$500,000	Series 2024-GLKS, Class A, (1 mo. USD Term SOFR + 1.49%), 5.52%, due 12/15/2039	$500,469 (a)(d)
150,000	Series 2024-GLKS, Class D, (1 mo. USD Term SOFR + 2.79%), 6.82%, due 12/15/2039	150,234 (a)(d)
440,000	PFP Ltd., Series 2025-12, Class AS, (1 mo. USD Term SOFR + 1.74%), 5.77%, due 12/18/2042	440,201 (a)(d)
147,000	PRM Trust, Series 2025-PRM6, Class D, 5.68%, due 7/5/2033	146,616 (a)(b)
303,000	PRM5 Trust, Series 2025-PRM5, Class D, 5.62%, due 3/10/2033	301,619 (a)(b)
1,205,000	RFR Trust, Series 2025-SGRM, Class A, 5.38%, due 3/11/2041	1,231,450 (a)(b)
304,000	RIDE, Series 2025-SHRE, Class C, 6.12%, due 2/14/2047	309,306 (a)(b)
ROCK Trust
555,000	Series 2024-CNTR, Class B, 5.93%, due 11/13/2041	574,231 (a)
357,000	Series 2024-CNTR, Class D, 7.11%, due 11/13/2041	373,204 (a)
299,000	SDAL Trust, Series 2025-DAL, Class C, (1 mo. USD Term SOFR + 3.94%), 7.97%, due 4/15/2042	301,410 (a)(d)
SFO Commercial Mortgage Trust
112,000	Series 2021-555, Class B, (1 mo. USD Term SOFR + 1.61%), 5.65%, due 5/15/2038	111,090 (a)(d)
419,000	Series 2021-555, Class C, (1 mo. USD Term SOFR + 1.91%), 5.95%, due 5/15/2038	414,810 (a)(d)
311,000	Series 2021-555, Class D, (1 mo. USD Term SOFR + 2.51%), 6.55%, due 5/15/2038	307,113 (a)(d)
1,350,000	Shops at Crystals Trust, Series 2016-CSTL, Class B, 3.53%, due 7/5/2036	1,336,372 (a)
769,560	SMRT Commercial Mortgage Trust, Series 2022-MINI, Class E, (1 mo. USD Term SOFR + 2.70%), 6.73%, due 1/15/2039	764,750 (a)(d)
100,000	TCO Commercial Mortgage Trust, Series 2024-DPM, Class C, (1 mo. USD Term SOFR + 1.99%), 6.02%, due 12/15/2039	100,125 (a)(d)
230,000	TEXAS Commercial Mortgage Trust, Series 2025-TWR, Class A, (1 mo. USD Term SOFR + 1.29%), 5.33%, due 4/15/2042	229,569 (a)(d)
TRTX Issuer Ltd.
364,000	Series 2025-FL7, Class C, (2.20% - 1 mo. USD Term SOFR), 0.00%, due 6/18/2043	364,227 (a)(d)(f)
347,000	Series 2025-FL7, Class D, (2.65% - 1 mo. USD Term SOFR), 0.00%, due 6/18/2043	347,612 (a)(d)(f)
154,000	Series 2025-FL7, Class E, (3.25% - 1 mo. USD Term SOFR), 0.00%, due 6/18/2043	154,380 (a)(d)(f)
244,043	U.S. Bank NA, Series 2025-SUP1, Class C, (30 day USD SOFR Average + 1.90%), 6.08%, due 2/25/2032	242,992 (a)(d)
484,712	UBS Commercial Mortgage Trust, Series 2018-C13, Class ASB, 4.24%, due 10/15/2051	484,387
Wells Fargo Commercial Mortgage Trust
125,000	Series 2024-1CHI, Class C, 6.23%, due 7/15/2035	126,066 (a)(b)
100,000	Series 2024-1CHI, Class D, 6.71%, due 7/15/2035	100,986 (a)(b)
365,000	Series 2016-NXS6, Class B, 3.81%, due 11/15/2049	355,638
3,376,227	Series 2019-C52, Class XA, 1.56%, due 8/15/2052	154,697 (b)(e)
143,000	Series 2025-5C3, Class C, 6.23%, due 1/15/2058	145,599 (b)
515,000	WHARF Commercial Mortgage Trust, Series 2025-DC, Class C, 6.03%, due 7/15/2040	526,178 (a)(b)
46,691,759
Federal Home Loan Mortgage Corp. 2.9%
Pass-Through Certificates
50,272	4.50%, due 11/1/2039	50,737
4,027,720	5.00%, due 1/1/2055 - 4/1/2055	4,009,243
5,197,819	5.50%, due 9/1/2052 - 12/1/2054	5,260,919
6,487,827	6.00%, due 3/1/2053 - 6/1/2055	6,643,868
15,964,767
Federal National Mortgage Association 5.1%
Pass-Through Certificates
72,003	4.50%, due 4/1/2039 - 5/1/2044	72,164
6,830,120	5.00%, due 4/1/2054 - 10/1/2055	6,799,991
18,764,897	5.50%, due 11/1/2052 - 8/1/2055	18,990,559

See Notes to Financial Statements

Schedule of Investments Short Duration Income ETF^
(cont’d)

Principal Amount		Value
Federal National Mortgage Association – cont'd
$2,311,336	6.00%, due 10/1/2053 - 8/1/2054	$2,377,809
28,240,523
Total Mortgage-Backed Securities (Cost $189,231,125)		187,926,709
Asset-Backed Securities 22.2%
Automobiles 3.7%
725,000	Ally Auto Receivables Trust, Series 2025-1, Class A3, 3.96%, due 3/15/2030	724,554
Avis Budget Rental Car Funding AESOP LLC
250,000	Series 2020-2A, Class B, 2.96%, due 2/20/2027	249,297 (a)
225,000	Series 2022-5A, Class C, 6.24%, due 4/20/2027	225,702 (a)
485,000	Series 2021-2A, Class B, 1.90%, due 2/20/2028	471,051 (a)
250,000	Series 2025-1A, Class B, 5.24%, due 8/20/2029	254,151 (a)
265,000	Series 2025-3A, Class C, 4.95%, due 2/20/2030	264,655 (a)
510,000	Series 2024-1A, Class B, 5.85%, due 6/20/2030	528,997 (a)
245,000	Series 2024-1A, Class C, 6.48%, due 6/20/2030	254,240 (a)
384,555	BOF VII AL Funding Trust I, Series 2023-CAR3, Class A2, 6.29%, due 7/26/2032	390,525 (a)
329,000	Bridgecrest Lending Auto Securitization Trust, Series 2025-4, Class C, 4.80%, due 8/15/2031	328,993
608,000	Exeter Automobile Receivables Trust, Series 2025-1A, Class D, 5.49%, due 5/15/2031	612,509
235,000	Exeter Select Automobile Receivables Trust, Series 2025-2, Class C, 4.91%, due 12/15/2031	234,874
420,000	GLS Auto Receivables Issuer Trust, Series 2025-2A, Class D, 5.59%, due 1/15/2031	424,125 (a)
1,131,000	GLS Auto Select Receivables Issuer Trust, Series 2025-4A, Class B, 4.52%, due 12/15/2031	1,127,352 (a)
GLS Auto Select Receivables Trust
1,343,998	Series 2025-1A, Class A2, 4.71%, due 4/15/2030	1,351,538 (a)
1,343,000	Series 2025-3A, Class A2, 4.46%, due 10/15/2030	1,348,293 (a)
57,000	Series 2024-4A, Class C, 4.75%, due 11/15/2030	57,361 (a)
61,000	Series 2025-1A, Class B, 5.04%, due 2/15/2031	61,924 (a)
72,000	Series 2025-1A, Class C, 5.26%, due 3/15/2031	73,090 (a)
149,000	Series 2024-4A, Class D, 5.28%, due 10/15/2031	150,893 (a)
Huntington Bank Auto Credit-Linked Notes
270,810	Series 2024-1, Class B1, 6.15%, due 5/20/2032	274,928 (a)
390,621	Series 2024-2, Class B1, 5.44%, due 10/20/2032	394,572 (a)
291,000	Mercedes-Benz Auto Lease Trust, Series 2025-B, Class A3, 3.88%, due 4/16/2029	289,927
666,000	PenFed Auto Receivables Owner Trust, Series 2025-A, Class A3, 4.03%, due 7/15/2030	664,857 (a)
580,000	Prestige Auto Receivables Trust, Series 2021-1A, Class D, 2.08%, due 2/15/2028	574,334 (a)
Santander Drive Auto Receivables Trust
87,000	Series 2024-1, Class C, 5.45%, due 3/15/2030	87,891
449,000	Series 2025-1, Class D, 5.43%, due 3/17/2031	453,088
445,000	Series 2025-2, Class C, 5.06%, due 5/15/2031	448,880
SCCU Auto Receivables Trust
190,000	Series 2025-1A, Class A4, 4.68%, due 9/15/2031	192,450 (a)
174,000	Series 2025-1A, Class B, 4.78%, due 12/15/2031	175,197 (a)
113,000	Series 2025-1A, Class C, 5.08%, due 2/17/2032	113,719 (a)
SFS Auto Receivables Securitization Trust
1,410,000	Series 2025-3A, Class A3, 4.12%, due 4/21/2031	1,407,068 (a)
1,325,000	Series 2024-3A, Class A4, 4.60%, due 11/20/2031	1,338,301 (a)
421,000	Series 2024-1A, Class C, 5.51%, due 1/20/2032	431,764 (a)
Stellantis Financial Underwritten Enhanced Lease Trust
440,000	Series 2025-BA, Class B, 4.47%, due 7/20/2029	440,623 (a)
440,000	Series 2025-BA, Class C, 4.71%, due 1/22/2030	441,158 (a)
1,453,000	Toyota Auto Receivables Owner Trust, Series 2025-D, Class A3, 3.84%, due 6/17/2030	1,449,811

See Notes to Financial Statements

Schedule of Investments Short Duration Income ETF^
(cont’d)

Principal Amount		Value
Asset-Backed Securities – cont'd
Automobiles – cont'd
$83,408	U.S. Bank NA, Series 2023-1, Class B, 6.79%, due 8/25/2032	$84,309 (a)
Westlake Automobile Receivables Trust
216,240	Series 2024-1A, Class A3, 5.44%, due 5/17/2027	216,503 (a)
224,000	Series 2025-1A, Class D, 5.54%, due 11/15/2030	227,178 (a)
313,000	Series 2025-2A, Class C, 4.85%, due 1/15/2031	314,212 (a)
468,000	Series 2025-2A, Class D, 5.08%, due 5/15/2031	468,953 (a)
725,000	World Omni Auto Receivables Trust, Series 2025-D, Class A3, 3.95%, due 3/17/2031	725,452
20,349,299
Home Equity 0.7%
364,906	COOPR Residential Mortgage Trust, Series 2025-CES1, Class A1A, 5.65%, due 5/25/2060	368,699 (a)
JP Morgan Mortgage Trust
163,217	Series 2023-HE2, Class A1, (30 day USD SOFR Average + 1.70%), 5.88%, due 3/20/2054	163,834 (a)(d)
126,903	Series 2023-HE3, Class M1, (30 day USD SOFR Average + 2.10%), 6.28%, due 5/20/2054	127,604 (a)(d)
347,707	Series 2024-HE1, Class A1, (30 day USD SOFR Average + 1.50%), 5.68%, due 8/25/2054	348,769 (a)(d)
89,000	Series 2024-HE1, Class M1, (30 day USD SOFR Average + 2.00%), 6.18%, due 8/25/2054	89,544 (a)(d)
745,450	OBX Trust, Series 2025-HE1, Class A1, (30 day USD SOFR Average + 1.60%), 5.78%, due 2/25/2055	748,830 (a)(d)
RCKT Mortgage Trust
511,000	Series 2025-CES10, Class A1A, 4.89%, due 11/25/2055	509,209 (a)
775,000	Series 2025-CES10, Class A1B, 5.00%, due 11/25/2055	773,019 (a)
Towd Point Mortgage Trust
330,305	Series 2024-CES1, Class A1A, 5.85%, due 1/25/2064	332,130 (a)
551,526	Series 2024-CES2, Class A1A, 6.13%, due 2/25/2064	556,332 (a)
4,017,970
Other 15.8%
599,055	AASET Trust, Series 2025-1A, Class A, 5.94%, due 2/16/2050	609,621 (a)
361,000	Amur Equipment Finance Receivables XV LLC, Series 2025-1A, Class D, 5.68%, due 8/20/2032	366,867 (a)
Apidos CLO XLVI Ltd.
2,500,000	Series 2023-46A, Class A1R, (1.20% - 3 mo. USD Term SOFR), 0.00%, due 10/24/2038	2,500,683 (a)(d)(f)
2,500,000	Series 2023-46A, Class D1R, (2.60% - 3 mo. USD Term SOFR), 0.00%, due 10/24/2038	2,503,485 (a)(d)(f)
323,789	Aqua Finance Trust, Series 2021-A, Class A, 1.54%, due 7/17/2046	298,417 (a)
Bain Capital Credit CLO Ltd.
2,000,000	Series 2025-4A, Class A1, (3 mo. USD Term SOFR + 1.24%), 5.10%, due 1/17/2039	2,001,000 (a)(d)
1,250,000	Series 2025-4A, Class D1, (3 mo. USD Term SOFR + 2.60%), 6.46%, due 1/17/2039	1,250,033 (a)(d)
Barings Equipment Finance LLC
423,000	Series 2025-A, Class A3, 4.82%, due 8/13/2032	431,488 (a)
1,073,000	Series 2025-B, Class A3, 4.13%, due 10/13/2032	1,073,098 (a)
1,000,000	Benefit Street Partners CLO XX Ltd., Series 2020-20A, Class D1RR, (3 mo. USD Term SOFR + 2.70%), 6.60%, due 10/15/2038	996,695 (a)(d)
1,300,000	Benefit Street Partners CLO XXXVIII Ltd., Series 2024-38A, Class A, (3 mo. USD Term SOFR + 1.31%), 5.17%, due 1/25/2038	1,302,795 (a)(d)
Blue Stream Issuer LLC
300,000	Series 2023-1A, Class A2, 5.40%, due 5/20/2053	301,562 (a)
180,000	Series 2024-1A, Class A2, 5.41%, due 11/20/2054	182,046 (a)
572,822	Business Jet Securities LLC, Series 2024-1A, Class A, 6.20%, due 5/15/2039	587,080 (a)
Castlelake Aircraft Structured Trust
305,151	Series 2025-1A, Class B, 6.50%, due 2/15/2050	308,529 (a)
512,261	Series 2025-2A, Class A, 5.47%, due 8/15/2050	517,687 (a)

See Notes to Financial Statements

Schedule of Investments Short Duration Income ETF^
(cont’d)

Principal Amount		Value
Asset-Backed Securities – cont'd
Other – cont'd
CCG Receivables Trust
$100,000	Series 2024-1, Class C, 5.22%, due 3/15/2032	$101,528 (a)
100,000	Series 2024-1, Class D, 5.80%, due 3/15/2032	101,770 (a)
164,192	Series 2023-2, Class A2, 6.28%, due 4/14/2032	166,036 (a)
441,000	Series 2025-1, Class A2, 4.48%, due 10/14/2032	442,499 (a)
1,182,000	Series 2025-2, Class C, 4.68%, due 8/15/2034	1,180,483 (a)
Cloud Capital Holdco LP
211,000	Series 2024-1A, Class A2, 5.78%, due 11/22/2049	213,594 (a)
136,000	Series 2024-2A, Class A2, 5.92%, due 11/22/2049	138,764 (a)
Compass Datacenters Issuer II LLC
120,000	Series 2024-1A, Class A2, 5.75%, due 2/25/2049	121,253 (a)
630,000	Series 2024-1A, Class B, 7.00%, due 2/25/2049	645,003 (a)
577,000	Series 2024-2A, Class A1, 5.02%, due 8/25/2049	579,523 (a)
Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC
137,000	Series 2025-1A, Class A2, 6.00%, due 5/20/2055	139,970 (a)
1,675,000	Series 2025-1A, Class B, 6.51%, due 5/20/2055	1,720,069 (a)
Crockett Partners Equipment Co. IIA LLC
91,955	Series 2024-1C, Class A, 6.05%, due 1/20/2031	92,431 (a)
77,273	Series 2024-1C, Class B, 6.78%, due 1/20/2031	75,861 (a)
CyrusOne Data Centers Issuer I LLC
678,000	Series 2023-2A, Class A2, 5.56%, due 11/20/2048	684,683 (a)
745,000	Series 2024-2A, Class A2, 4.50%, due 5/20/2049	733,244 (a)
Dell Equipment Finance Trust
640,000	Series 2024-1, Class C, 5.73%, due 3/22/2030	649,683 (a)
170,000	Series 2024-1, Class D, 6.12%, due 9/23/2030	172,771 (a)
1,000,000	Dryden 64 CLO Ltd., Series 2018-64A, Class D, (3 mo. USD Term SOFR + 2.91%), 6.80%, due 4/18/2031	1,003,395 (a)(d)
1,625,000	Eaton Vance CLO Ltd., Series 2013-1A, Class AR4, (3 mo. USD Term SOFR + 1.34%), 5.24%, due 10/15/2038	1,628,833 (a)(d)
208,829	Elara HGV Timeshare Issuer LLC, Series 2023-A, Class A, 6.16%, due 2/25/2038	215,711 (a)
1,500,000	Elmwood CLO 43 Ltd., Series 2025-6A, Class D, (3 mo. USD Term SOFR + 2.80%), 7.12%, due 7/20/2038	1,511,252 (a)(d)
1,300,000	Flatiron CLO 26 Ltd., Series 2024-4A, Class A, (3 mo. USD Term SOFR + 1.33%), 5.23%, due 1/15/2038	1,303,481 (a)(d)
435,000	Fort Washington CLO Ltd., Series 2021-2A, Class A, (3 mo. USD Term SOFR + 1.48%), 5.37%, due 10/20/2034	435,269 (a)(d)
Foundation Finance Trust
292,803	Series 2024-2A, Class A, 4.60%, due 3/15/2050	293,356 (a)
88,388	Series 2024-2A, Class B, 4.93%, due 3/15/2050	88,436 (a)
88,388	Series 2024-2A, Class D, 6.59%, due 3/15/2050	88,967 (a)
438,334	Series 2025-1A, Class A, 4.95%, due 4/15/2050	442,900 (a)
416,469	Series 2025-2A, Class A, 4.67%, due 4/15/2052	417,895 (a)
Frontier Issuer LLC
1,420,709	Series 2023-1, Class A2, 6.60%, due 8/20/2053	1,438,380 (a)
447,000	Series 2024-1, Class B, 7.02%, due 6/20/2054	462,707 (a)
2,000,000	Galaxy 36 CLO Ltd., Series 2025-36A, Class A1, (1.23% - 3 mo. USD Term SOFR), 0.00%, due 10/15/2038	2,000,548 (a)(d)(f)
205,000	Gracie Point International Funding LLC, Series 2024-1A, Class A, (90 day USD SOFR Average + 1.70%), 6.06%, due 3/1/2028	205,316 (a)(d)
318,000	GreatAmerica Leasing Receivables Funding LLC, Series 2025-1, Class A3, 4.49%, due 4/16/2029	320,733 (a)

See Notes to Financial Statements

Schedule of Investments Short Duration Income ETF^
(cont’d)

Principal Amount		Value
Asset-Backed Securities – cont'd
Other – cont'd
GreenSky Home Improvement Issuer Trust
$216,000	Series 2025-1A, Class B, 5.39%, due 3/25/2060	$218,567 (a)
179,000	Series 2025-2A, Class B, 5.07%, due 6/25/2060	180,256 (a)
120,000	Series 2025-2A, Class C, 5.26%, due 6/25/2060	120,850 (a)
100,000	Series 2025-2A, Class D, 5.56%, due 6/25/2060	100,645 (a)
GreenSky Home Improvement Trust
204,849	Series 2024-1, Class A4, 5.67%, due 6/25/2059	209,714 (a)
349,367	Series 2024-1, Class B, 5.87%, due 6/25/2059	355,764 (a)
570,395	Series 2024-1, Class D, 7.33%, due 6/25/2059	589,725 (a)
Hilton Grand Vacations Trust
57,461	Series 2022-2A, Class A, 4.30%, due 1/25/2037	57,154 (a)
183,537	Series 2022-2A, Class B, 4.74%, due 1/25/2037	182,932 (a)
76,507	Series 2023-1A, Class C, 6.94%, due 1/25/2038	78,899 (a)
144,989	Series 2024-2A, Class C, 5.99%, due 3/25/2038	147,019 (a)
99,933	Series 2024-1B, Class A, 5.75%, due 9/15/2039	101,536 (a)
73,952	Series 2024-1B, Class B, 5.99%, due 9/15/2039	75,073 (a)
39,974	Series 2024-1B, Class C, 6.62%, due 9/15/2039	40,912 (a)
229,424	Series 2024-3A, Class A, 4.98%, due 8/27/2040	231,742 (a)
620,546	Series 2025-1A, Class C, 5.52%, due 5/27/2042	626,855 (a)
459,804	Series 2025-2A, Class B, 4.73%, due 5/25/2044	461,401 (a)
216,275	Series 2025-2A, Class C, 5.12%, due 5/25/2044	217,151 (a)
535,000	Island Finance Trust, Series 2025-1A, Class A, 6.54%, due 3/19/2035	541,022 (a)
Kubota Credit Owner Trust
407,000	Series 2024-1A, Class A3, 5.19%, due 7/17/2028	411,896 (a)
436,000	Series 2025-1A, Class A3, 4.67%, due 6/15/2029	441,697 (a)
754,000	Lyra Music Assets Delaware LP, Series 2025-1A, Class A2, 5.60%, due 9/20/2065	762,273 (a)
1,315,000	MetroNet Infrastructure Issuer LLC, Series 2025-2A, Class A2, 5.40%, due 8/20/2055	1,330,571 (a)
MidOcean Credit CLO XXI
2,000,000	Series 2025-21A, Class A1, (3 mo. USD Term SOFR + 1.26%), 5.12%, due 10/20/2038	2,002,076 (a)(d)
3,125,000	Series 2025-21A, Class D1, (3 mo. USD Term SOFR + 2.80%), 6.66%, due 10/20/2038	3,128,150 (a)(d)
MVW LLC
1,134,212	Series 2021-2A, Class A, 1.43%, due 5/20/2039	1,072,170 (a)
103,739	Series 2021-2A, Class B, 1.83%, due 5/20/2039	98,384 (a)
39,143	Series 2021-1WA, Class B, 1.44%, due 1/22/2041	37,552 (a)
170,465	Series 2024-2A, Class B, 4.58%, due 3/20/2042	169,547 (a)
109,691	Series 2024-2A, Class C, 4.92%, due 3/20/2042	108,041 (a)
139,962	Series 2025-1A, Class B, 5.21%, due 9/22/2042	141,947 (a)
113,882	Series 2025-1A, Class C, 5.75%, due 9/22/2042	114,835 (a)
113,402	Series 2024-1A, Class B, 5.51%, due 2/20/2043	114,865 (a)
63,644	Series 2024-1A, Class C, 6.20%, due 2/20/2043	64,786 (a)
182,640	NRM FNT1 Excess LLC, Series 2024-FNT1, Class A, 7.40%, due 11/25/2031	185,780 (a)
1,200,000	Oaktree CLO Ltd., Series 2022-3A, Class A1R, (3 mo. USD Term SOFR + 1.38%), 5.28%, due 10/15/2037	1,203,014 (a)(d)
2,400,000	OCP CLO Ltd., Series 2021-21A, Class D1R, (3 mo. USD Term SOFR + 2.65%), 6.53%, due 1/20/2038	2,414,269 (a)(d)
1,000,000	Octagon Investment Partners 43 Ltd., Series 2019-1A, Class D, (3 mo. USD Term SOFR + 4.16%), 8.02%, due 10/25/2032	1,002,762 (a)(d)
OneMain Financial Issuance Trust
94,435	Series 2022-2A, Class A, 4.89%, due 10/14/2034	94,517 (a)
1,250,000	Series 2023-2A, Class A1, 5.84%, due 9/15/2036	1,275,497 (a)

See Notes to Financial Statements

Schedule of Investments Short Duration Income ETF^
(cont’d)

Principal Amount		Value
Asset-Backed Securities – cont'd
Other – cont'd
$430,517	OWN Equipment Fund I LLC, Series 2024-2M, Class A, 5.70%, due 12/20/2032	$428,482 (a)
1,000,000	Palmer Square CLO Ltd., Series 2024-4A, Class D1, (3 mo. USD Term SOFR + 2.65%), 6.55%, due 1/15/2038	1,004,092 (a)(d)
PFS Financing Corp.
872,000	Series 2024-D, Class A, 5.34%, due 4/15/2029	885,695 (a)
613,000	Series 2025-D, Class A, 4.47%, due 5/15/2030	617,524 (a)
1,600,000	Rad CLO 18 Ltd., Series 2023-18A, Class D1R, (3 mo. USD Term SOFR + 3.30%), 7.20%, due 7/15/2037	1,607,983 (a)(d)
929,000	RCKT Trust, Series 2025-2A, Class A, 4.48%, due 11/27/2034	928,994 (a)
1,200,000	Regatta XXVIII Funding Ltd., Series 2024-2A, Class A1, (3 mo. USD Term SOFR + 1.55%), 5.41%, due 4/25/2037	1,204,051 (a)(d)
Sierra Timeshare Receivables Funding LLC
1,035,014	Series 2022-1A, Class A, 3.05%, due 10/20/2038	1,024,065 (a)
75,787	Series 2022-1A, Class C, 3.94%, due 10/20/2038	74,929 (a)
81,376	Series 2023-1A, Class C, 7.00%, due 1/20/2040	83,591 (a)
80,626	Series 2023-2A, Class C, 7.30%, due 4/20/2040	83,567 (a)
46,192	Series 2022-2A, Class B, 5.04%, due 6/20/2040	46,254 (a)
71,236	Series 2023-3A, Class B, 6.44%, due 9/20/2040	73,530 (a)
423,955	Series 2024-2A, Class A, 5.14%, due 6/20/2041	430,002 (a)
89,973	Series 2024-2A, Class C, 5.83%, due 6/20/2041	91,268 (a)
190,595	Series 2024-3A, Class C, 5.32%, due 8/20/2041	191,439 (a)
267,877	Series 2025-1A, Class A, 4.81%, due 1/21/2042	269,331 (a)
173,531	Series 2024-1A, Class C, 5.94%, due 1/20/2043	176,107 (a)
270,907	Series 2025-2A, Class B, 4.93%, due 4/20/2044	271,391 (a)
176,131	Series 2025-2A, Class C, 5.32%, due 4/20/2044	176,433 (a)
260,000	Series 2025-3A, Class B, 4.64%, due 8/22/2044	258,272 (a)
340,000	Series 2025-3A, Class C, 4.98%, due 8/22/2044	337,728 (a)
1,000,000	Signal Peak CLO 8 Ltd., Series 2020-8A, Class A1R, (3 mo. USD Term SOFR + 1.39%), 5.27%, due 10/20/2037	1,002,500 (a)(d)
634,000	Sotheby's Artfi Master Trust, Series 2024-1A, Class A1, 6.43%, due 12/22/2031	637,358 (a)
Stack Infrastructure Issuer LLC
590,000	Series 2023-2A, Class A2, 5.90%, due 7/25/2048	592,657 (a)
548,000	Series 2023-3A, Class A2, 5.90%, due 10/25/2048	553,373 (a)
190,000	Series 2025-1A, Class A2, 5.00%, due 5/25/2050	189,438 (a)
191,588	Taco Bell Funding LLC, Series 2021-1A, Class A2I, 1.95%, due 8/25/2051	185,060 (a)
240,473	Tesla Sustainable Energy Trust, Series 2024-1A, Class A2, 5.08%, due 6/21/2050	240,901 (a)
1,500,000	Texas Debt Capital CLO Ltd., Series 2023-1A, Class A1R, (3 mo. USD Term SOFR + 1.30%), 5.18%, due 7/20/2038	1,503,017 (a)(d)
500,000	TICP CLO VII Ltd., Series 2017-7A, Class DR, (3 mo. USD Term SOFR + 3.46%), 7.37%, due 4/15/2033	501,394 (a)(d)
T-Mobile U.S. Trust
1,350,000	Series 2024-2A, Class A, 4.25%, due 5/21/2029	1,353,705 (a)
330,000	Series 2025-1A, Class A, 4.74%, due 11/20/2029	333,987 (a)
415,000	Trafigura Securitisation Finance PLC, Series 2024-1A, Class A2, 5.98%, due 11/15/2027	420,487 (a)
1,500,000	Trestles CLO III Ltd., Series 2020-3A, Class D1R, (3 mo. USD Term SOFR + 3.15%), 7.03%, due 10/20/2037	1,506,280 (a)(d)
1,000,000	Trestles CLO IX Ltd., Series 2025-9A, Class D1, (3 mo. USD Term SOFR + 2.65%), 6.52%, due 1/15/2039	1,001,385 (a)(d)
2,400,000	Trestles CLO VI Ltd., Series 2023-6A, Class A1R, (3 mo. USD Term SOFR + 1.18%), 5.04%, due 4/25/2038	2,400,235 (a)(d)

See Notes to Financial Statements

Schedule of Investments Short Duration Income ETF^
(cont’d)

Principal Amount		Value
Asset-Backed Securities – cont'd
Other – cont'd
Uniti Fiber ABS Issuer LLC
$266,000	Series 2025-1A, Class A2, 5.88%, due 4/20/2055	$272,277 (a)
735,000	Series 2025-1A, Class B, 6.37%, due 4/20/2055	753,979 (a)
680,000	Vantage Data Centers Issuer LLC, Series 2021-1A, Class A2, 2.17%, due 10/15/2046	662,939 (a)
1,048,000	Vantage Data Centers LLC, Series 2025-1A, Class A2, 5.13%, due 8/15/2055	1,054,496 (a)
Verizon Master Trust
965,000	Series 2025-7, Class A1A, 3.96%, due 8/20/2031	964,401
1,350,000	Series 2023-6, Class A, 5.35%, due 9/22/2031	1,398,338 (a)
175,289	Volofin Finance DAC, Series 2024-1A, Class A, 5.94%, due 6/15/2037	178,553 (a)
587,000	Volvo Financial Equipment LLC, Series 2025-2A, Class A2, 3.96%, due 6/15/2028	586,012 (a)
Wellington Management CLO 1 Ltd.
1,200,000	Series 2023-1A, Class A, (3 mo. USD Term SOFR + 1.80%), 5.68%, due 10/20/2036	1,200,000 (a)(d)
1,200,000	Series 2023-1A, Class AR, (1.23% - 3 mo. USD Term SOFR), 0.00%, due 10/20/2038	1,200,328 (a)(d)(f)
247,079	Willis Engine Structured Trust VIII, Series 2025-A, Class B, 6.07%, due 6/15/2050	251,061 (a)
Wireless PropCo Funding LLC
150,000	Series 2025-1A, Class A2, 4.07%, due 6/25/2055	145,397 (a)
388,000	Series 2025-1A, Class B, 4.30%, due 6/25/2055	371,135 (a)
87,484,697
Real Estate Investment Trusts 0.1%
432,000	American Tower Trust 1, 5.49%, due 3/15/2053	439,666 (a)
Student Loan 1.9%
Bayview Opportunity Master Fund VII LLC
62,891	Series 2024-EDU1, Class C, (30 day USD SOFR Average + 1.80%), 5.98%, due 6/25/2047	62,365 (a)(d)
26,204	Series 2024-EDU1, Class D, (30 day USD SOFR Average + 2.75%), 6.93%, due 6/25/2047	26,424 (a)(d)
244,680	Series 2025-EDU1, Class A, (30 day USD SOFR Average + 1.30%), 5.48%, due 7/27/2048	243,801 (a)(d)
547,104	Series 2025-EDU1, Class B, (30 day USD SOFR Average + 1.70%), 5.88%, due 7/27/2048	543,109 (a)(d)
422,806	Series 2025-EDU1, Class C, (30 day USD SOFR Average + 1.80%), 5.98%, due 7/27/2048	417,441 (a)(d)
Navient Private Education Refi Loan Trust
2,547,863	Series 2020-HA, Class A, 1.31%, due 1/15/2069	2,401,090 (a)
129,089	Series 2021-A, Class A, 0.84%, due 5/15/2069	118,216 (a)
409,944	Series 2021-BA, Class A, 0.94%, due 7/15/2069	374,851 (a)
218,110	Series 2020-FA, Class A, 1.22%, due 7/15/2069	206,055 (a)
1,519,627	Series 2021-CA, Class A, 1.06%, due 10/15/2069	1,389,223 (a)
2,690,006	Series 2021-EA, Class A, 0.97%, due 12/16/2069	2,419,377 (a)
389,987	Series 2021-FA, Class A, 1.11%, due 2/18/2070	346,824 (a)
1,134,153	Series 2021-GA, Class A, 1.58%, due 4/15/2070	1,030,019 (a)
749,236	Series 2024-A, Class A, 5.66%, due 10/15/2072	769,607 (a)
490,000	SoFi Professional Loan Program LLC, Series 2018-C, Class BFX, 4.13%, due 1/25/2048	475,284 (a)
10,823,686
Total Asset-Backed Securities (Cost $122,675,427)		123,115,318

Corporate Bonds 36.3%
Advertising 0.1%
160,000	Clear Channel Outdoor Holdings, Inc., 7.88%, due 4/1/2030	167,739 (a)
495,000	Neptune Bidco U.S., Inc., 9.29%, due 4/15/2029	488,812 (a)
656,551

See Notes to Financial Statements

Schedule of Investments Short Duration Income ETF^
(cont’d)

Principal Amount		Value

Aerospace & Defense 1.5%
$350,000	ATI, Inc., 5.88%, due 12/1/2027	$350,391
Boeing Co.
2,650,000	2.70%, due 2/1/2027	2,600,199
3,280,000	6.30%, due 5/1/2029	3,479,686
330,000	Bombardier, Inc., 7.50%, due 2/1/2029	343,791 (a)
1,378,000	General Electric Co., (3 mo. USD Term SOFR + 0.64%), 4.96%, due 5/5/2026	1,380,796 (d)
8,154,863
Agriculture 0.3%
1,910,000	Imperial Brands Finance PLC, 4.50%, due 6/30/2028	1,922,983 (a)
Airlines 0.6%
480,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, due 4/20/2029	484,295 (a)
3,015,000	Delta Air Lines, Inc., 4.95%, due 7/10/2028	3,056,377
3,540,672
Auto Manufacturers 0.4%
Ford Motor Credit Co. LLC
45,000	6.95%, due 6/10/2026	45,576
390,000	7.35%, due 11/4/2027	407,276
130,000	6.80%, due 5/12/2028	135,233
320,000	2.90%, due 2/10/2029	298,238
470,000	Jaguar Land Rover Automotive PLC, 5.50%, due 7/15/2029	469,613 (a)
Nissan Motor Acceptance Co. LLC
440,000	5.63%, due 9/29/2028	439,674 (a)
360,000	6.13%, due 9/30/2030	356,891 (a)
2,152,501
Auto Parts & Equipment 0.2%
210,000	Clarios Global LP/Clarios U.S. Finance Co., 6.75%, due 2/15/2030	217,703 (a)
530,000	IHO Verwaltungs GmbH, 6.38% Cash/7.13% PIK, due 5/15/2029	528,057 (a)(g)
440,000	ZF North America Capital, Inc., 6.88%, due 4/14/2028	442,706 (a)
1,188,466
Banks 12.0%
Bank of America Corp.
3,570,000	2.55%, due 2/4/2028	3,500,436 (h)
3,375,000	4.62%, due 5/9/2029	3,415,605 (h)
Barclays PLC
975,000	5.67%, due 3/12/2028	992,921 (h)
1,650,000	4.84%, due 9/10/2028	1,667,378 (h)
Citigroup, Inc.
1,000,000	1.12%, due 1/28/2027	992,550 (h)
4,300,000	4.79%, due 3/4/2029	4,355,841 (h)
1,855,000	4.54%, due 9/19/2030	1,867,129 (h)
1,455,000	Fifth Third Bank NA, (Secured Overnight Financing Rate + 0.81%), 4.89%, due 1/28/2028	1,456,222 (d)
Goldman Sachs Group, Inc.
1,000,000	1.43%, due 3/9/2027	989,682 (h)
1,805,000	1.54%, due 9/10/2027	1,763,663 (h)
5,020,000	1.95%, due 10/21/2027	4,910,234 (h)
6,120,000	JPMorgan Chase & Co., 4.92%, due 1/24/2029	6,228,698 (h)
Lloyds Banking Group PLC
750,000	5.46%, due 1/5/2028	760,392 (h)

See Notes to Financial Statements

Schedule of Investments Short Duration Income ETF^
(cont’d)

Principal Amount		Value

Banks – cont'd
$2,065,000	5.09%, due 11/26/2028	$2,099,291 (h)
1,805,000	M&T Bank Corp., 4.83%, due 1/16/2029	1,827,134 (h)
815,000	Manufacturers & Traders Trust Co., 4.70%, due 1/27/2028	824,789
3,980,000	Mizuho Financial Group, Inc., (Secured Overnight Financing Rate + 1.25%), 5.52%, due 7/8/2031	4,011,243 (d)
Morgan Stanley
2,845,000	1.59%, due 5/4/2027	2,806,485 (h)
1,555,000	5.65%, due 4/13/2028	1,587,163 (h)
1,955,000	Morgan Stanley Bank NA, 5.02%, due 1/12/2029	1,988,469 (h)
350,000	State Street Corp., (Secured Overnight Financing Rate + 0.85%), 4.91%, due 8/3/2026	351,200 (d)
Truist Bank
2,015,000	4.67%, due 5/20/2027	2,019,243 (h)
2,905,000	4.42%, due 7/24/2028	2,916,191 (h)
UBS Group AG
1,350,000	1.36%, due 1/30/2027	1,340,141 (a)(h)
2,100,000	(Secured Overnight Financing Rate + 0.84%), 4.97%, due 12/23/2029	2,097,627 (a)(d)
Wells Fargo & Co.
2,885,000	3.58%, due 5/22/2028	2,860,200 (h)
5,000,000	(Secured Overnight Financing Rate + 1.37%), 5.45%, due 4/23/2029	5,068,200 (d)
1,645,000	5.15%, due 4/23/2031	1,696,494 (h)
66,394,621
Building Materials 0.1%
100,000	Camelot Return Merger Sub, Inc., 8.75%, due 8/1/2028	92,441 (a)
330,000	Standard Industries, Inc., 4.38%, due 7/15/2030	318,271 (a)
410,712
Chemicals 0.1%
20,000	Olympus Water U.S. Holding Corp., 7.13%, due 10/1/2027	20,356 (a)
370,000	SCIH Salt Holdings, Inc., 4.88%, due 5/1/2028	365,957 (a)
245,000	SCIL IV LLC/SCIL USA Holdings LLC, 5.38%, due 11/1/2026	244,572 (a)
231,000	WR Grace Holdings LLC, 4.88%, due 6/15/2027	228,913 (a)
859,798
Commercial Services 0.6%
1,240,000	Albion Financing 1 SARL/Aggreko Holdings, Inc., 7.00%, due 5/21/2030	1,279,782 (a)
190,000	Champions Financing, Inc., 8.75%, due 2/15/2029	184,182 (a)
Herc Holdings, Inc.
290,000	6.63%, due 6/15/2029	299,473 (a)
620,000	7.00%, due 6/15/2030	648,941 (a)
215,000	Veritiv Operating Co., 10.50%, due 11/30/2030	223,746 (a)
170,000	VM Consolidated, Inc., 5.50%, due 4/15/2029	168,113 (a)
360,000	Williams Scotsman, Inc., 6.63%, due 6/15/2029	370,645 (a)
3,174,882
Computers 0.0%‡
65,000	ASGN, Inc., 4.63%, due 5/15/2028	63,838 (a)
Distribution - Wholesale 0.2%
240,000	Gates Corp., 6.88%, due 7/1/2029	249,170 (a)
420,000	Resideo Funding, Inc., 4.00%, due 9/1/2029	400,575 (a)
400,000	Windsor Holdings III LLC, 8.50%, due 6/15/2030	422,270 (a)
1,072,015

See Notes to Financial Statements

Schedule of Investments Short Duration Income ETF^
(cont’d)

Principal Amount		Value

Diversified Financial Services 4.0%
$3,605,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.88%, due 4/1/2028	$3,659,929
2,710,000	Ally Financial, Inc., 5.74%, due 5/15/2029	2,764,570 (h)
5,453,000	American Express Co., (Secured Overnight Financing Rate + 0.81%), 4.90%, due 7/20/2029	5,459,053 (d)
240,000	Azorra Finance Ltd., 7.75%, due 4/15/2030	253,025 (a)
Capital One Financial Corp.
1,565,000	3.75%, due 3/9/2027	1,556,829
4,675,000	6.31%, due 6/8/2029	4,899,921 (h)
825,000	Global Aircraft Leasing Co. Ltd., 8.75%, due 9/1/2027	849,370 (a)
330,000	Navient Corp., 5.50%, due 3/15/2029	324,071
OneMain Finance Corp.
620,000	7.88%, due 3/15/2030	653,443
400,000	6.13%, due 5/15/2030	404,704
825,000	PennyMac Financial Services, Inc., 7.13%, due 11/15/2030	863,757 (a)
270,000	Provident Funding Associates LP/PFG Finance Corp., 9.75%, due 9/15/2029	284,523 (a)
21,973,195
Electric 1.0%
575,000	Alpha Generation LLC, 6.75%, due 10/15/2032	590,862 (a)
1,745,000	Dominion Energy, Inc., 4.60%, due 5/15/2028	1,763,900
890,000	NextEra Energy Capital Holdings, Inc., (Secured Overnight Financing Rate Index + 0.80%), 5.10%, due 2/4/2028	896,326 (d)
160,000	NRG Energy, Inc., 10.25%, due 3/15/2028	175,599 (a)(h)(i)
427,000	NYSEG Storm Funding LLC, 4.71%, due 5/1/2029	430,132
1,180,000	Pacific Gas & Electric Co., 5.00%, due 6/4/2028	1,196,976
430,000	Vistra Corp., 7.00%, due 12/15/2026	434,262 (a)(h)(i)
5,488,057
Electronics 0.1%
790,000	Imola Merger Corp., 4.75%, due 5/15/2029	778,707 (a)
Engineering & Construction 0.1%
260,000	Arcosa, Inc., 4.38%, due 4/15/2029	252,980 (a)
105,000	Artera Services LLC, 8.50%, due 2/15/2031	90,614 (a)
343,594
Entertainment 1.0%
100,000	Caesars Entertainment, Inc., 7.00%, due 2/15/2030	102,892 (a)
200,000	Churchill Downs, Inc., 5.75%, due 4/1/2030	200,615 (a)
2,220,000	Jets Stadium Development LLC, 4.55%, due 4/1/2047	2,220,000 (a)
295,000	Live Nation Entertainment, Inc., 4.75%, due 10/15/2027	294,053 (a)
230,000	Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, due 5/1/2029	223,256 (a)
1,265,000	Penn Entertainment, Inc., 4.13%, due 7/1/2029	1,178,058 (a)
370,000	SeaWorld Parks & Entertainment, Inc., 5.25%, due 8/15/2029	362,902 (a)
810,000	Six Flags Entertainment Corp./Canada's Wonderland Co./Magnum Management Corp., 5.25%, due 7/15/2029	778,515
5,360,291
Food 0.3%
1,640,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 5.50%, due 3/31/2031	1,652,963 (a)(f)
Food Service 0.1%
855,000	TKC Holdings, Inc., 6.88%, due 5/15/2028	862,152 (a)
Healthcare - Products 0.2%
360,000	Bausch & Lomb Corp., 8.38%, due 10/1/2028	376,200 (a)

See Notes to Financial Statements

Schedule of Investments Short Duration Income ETF^
(cont’d)

Principal Amount		Value

Healthcare - Products – cont'd
$570,000	Medline Borrower LP, 5.25%, due 10/1/2029	$567,831 (a)
944,031
Healthcare - Services 0.3%
330,000	Acadia Healthcare Co., Inc., 5.50%, due 7/1/2028	327,844 (a)
400,000	LifePoint Health, Inc., 9.88%, due 8/15/2030	431,845 (a)
570,000	Star Parent, Inc., 9.00%, due 10/1/2030	608,632 (a)
200,000	UnitedHealth Group, Inc., (Secured Overnight Financing Rate + 0.50%), 4.60%, due 7/15/2026	200,182 (d)
1,568,503
Home Builders 0.1%
455,000	Beazer Homes USA, Inc., 7.25%, due 10/15/2029	461,403
370,000	LGI Homes, Inc., 4.00%, due 7/15/2029	332,299 (a)
793,702
Insurance 1.3%
530,000	Acrisure LLC/Acrisure Finance, Inc., 7.50%, due 11/6/2030	548,167 (a)
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
430,000	6.75%, due 10/15/2027	431,631 (a)
500,000	7.00%, due 1/15/2031	517,874 (a)
240,000	AmWINS Group, Inc., 6.38%, due 2/15/2029	244,641 (a)
3,125,000	Athene Global Funding, 4.95%, due 1/7/2027	3,149,188 (a)
390,000	Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.13%, due 5/15/2031	400,204 (a)
160,000	HUB International Ltd., 5.63%, due 12/1/2029	159,523 (a)
1,700,000	Principal Life Global Funding II, (Secured Overnight Financing Rate + 0.81%), 5.07%, due 8/18/2028	1,700,476 (a)(d)
7,151,704
Internet 1.1%
3,840,000	Meta Platforms, Inc., 4.20%, due 11/15/2030	3,836,004
2,300,000	Uber Technologies, Inc., 4.50%, due 8/15/2029	2,294,413 (a)
6,130,417
Leisure Time 0.1%
405,000	Carnival Corp., 6.00%, due 5/1/2029	411,075 (a)
160,000	NCL Corp. Ltd., 6.25%, due 3/1/2030	162,535 (a)
160,000	Viking Cruises Ltd., 7.00%, due 2/15/2029	160,905 (a)
734,515
Machinery - Construction & Mining 0.1%
310,000	Manitowoc Co., Inc., 9.25%, due 10/1/2031	325,795 (a)
Machinery - Diversified 0.2%
1,000,000	ATS Corp., 4.13%, due 12/15/2028	966,507 (a)
Media 0.3%
CCO Holdings LLC/CCO Holdings Capital Corp.
90,000	5.13%, due 5/1/2027	89,481 (a)
220,000	6.38%, due 9/1/2029	221,731 (a)
380,000	CSC Holdings LLC, 5.50%, due 4/15/2027	352,596 (a)
540,000	McGraw-Hill Education, Inc., 5.75%, due 8/1/2028	538,913 (a)
260,000	Sirius XM Radio LLC, 4.00%, due 7/15/2028	252,700 (a)
445,000	TCI Communications, Inc., 7.13%, due 2/15/2028	474,647
1,930,068

See Notes to Financial Statements

Schedule of Investments Short Duration Income ETF^
(cont’d)

Principal Amount		Value

Mining 0.1%
$360,000	Kaiser Aluminum Corp., 4.63%, due 3/1/2028	$359,731 (a)
160,000	Novelis Corp., 6.88%, due 1/30/2030	166,087 (a)
525,818
Oil & Gas 1.2%
530,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 5.88%, due 6/30/2029	528,447 (a)
545,000	Caturus Energy LLC, 8.50%, due 2/15/2030	555,541 (a)
415,000	Civitas Resources, Inc., 8.38%, due 7/1/2028	428,792 (a)
425,000	Comstock Resources, Inc., 6.75%, due 3/1/2029	420,828 (a)
3,485,000	Diamondback Energy, Inc., 5.20%, due 4/18/2027	3,532,696
220,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.25%, due 11/1/2028	220,370 (a)
1,135,000	Permian Resources Operating LLC, 5.88%, due 7/1/2029	1,135,992 (a)
6,822,666
Oil & Gas Services 0.3%
630,000	Kodiak Gas Services LLC, 7.25%, due 2/15/2029	654,212 (a)
420,000	Star Holding LLC, 8.75%, due 8/1/2031	405,948 (a)
530,000	USA Compression Partners LP/USA Compression Finance Corp., 7.13%, due 3/15/2029	547,405 (a)
1,607,565
Packaging & Containers 0.5%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
640,000	6.00%, due 6/15/2027	641,650 (a)
180,000	3.25%, due 9/1/2028	171,726 (a)
580,000	Mauser Packaging Solutions Holding Co., 7.88%, due 4/15/2027	581,524 (a)
320,000	Sealed Air Corp./Sealed Air Corp. U.S., 7.25%, due 2/15/2031	335,911 (a)
820,000	Trivium Packaging Finance BV, 8.25%, due 7/15/2030	849,499 (a)
2,580,310
Pharmaceuticals 0.8%
4,120,000	CVS Health Corp., 4.30%, due 3/25/2028	4,125,553
90,000	Grifols SA, 4.75%, due 10/15/2028	87,025 (a)
4,212,578
Pipelines 1.3%
200,000	Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.38%, due 6/15/2029	199,876 (a)
Enbridge, Inc.
360,000	5.90%, due 11/15/2026	365,996
1,210,000	4.60%, due 6/20/2028	1,221,653
980,000	Energy Transfer LP, 6.05%, due 12/1/2026	996,701
390,000	Excelerate Energy LP, 8.00%, due 5/15/2030	411,757 (a)
485,000	Genesis Energy LP/Genesis Energy Finance Corp., 8.25%, due 1/15/2029	506,726
1,625,000	Kinder Morgan, Inc., 5.00%, due 2/1/2029	1,661,333
Kinetik Holdings LP
210,000	6.63%, due 12/15/2028	215,685 (a)
200,000	5.88%, due 6/15/2030	201,495 (a)
265,000	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 6.00%, due 12/31/2030	262,976 (a)
320,000	Venture Global LNG, Inc., 8.13%, due 6/1/2028	329,640 (a)
695,000	Western Midstream Operating LP, 7.25%, due 4/1/2030	740,347 (a)
7,114,185
Real Estate Investment Trusts 1.2%
845,000	American Tower Corp., 1.45%, due 9/15/2026	825,458
1,255,000	Arbor Realty SR, Inc., 7.88%, due 7/15/2030	1,277,050 (a)

See Notes to Financial Statements

Schedule of Investments Short Duration Income ETF^
(cont’d)

Principal Amount		Value

Real Estate Investment Trusts – cont'd
$230,000	Blackstone Mortgage Trust, Inc., 3.75%, due 1/15/2027	$225,671 (a)
1,180,000	Brandywine Operating Partnership LP, 8.88%, due 4/12/2029	1,281,839
390,000	Global Net Lease, Inc., 4.50%, due 9/30/2028	382,488 (a)
	Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
250,000	5.88%, due 10/1/2028	249,777 (a)
465,000	7.00%, due 2/1/2030	476,193 (a)
855,000	Rithm Capital Corp., 8.00%, due 7/15/2030	866,694 (a)
270,000	RLJ Lodging Trust LP, 4.00%, due 9/15/2029	254,968 (a)
360,000	Starwood Property Trust, Inc., 7.25%, due 4/1/2029	379,157 (a)
130,000	Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 4.75%, due 4/15/2028	127,060 (a)
540,000	XHR LP, 6.63%, due 5/15/2030	551,188 (a)
		6,897,543
Retail 0.2%
640,000	Bath & Body Works, Inc., 6.63%, due 10/1/2030	657,816 (a)
230,000	Nordstrom, Inc., 4.00%, due 3/15/2027	225,312
		883,128
Semiconductors 1.8%
	Broadcom, Inc.
960,000	4.60%, due 7/15/2030	974,172
2,500,000	4.20%, due 10/15/2030	2,495,298
3,735,000	Foundry JV Holdco LLC, 5.90%, due 1/25/2030	3,925,376 (a)
2,760,000	Intel Corp., 3.75%, due 8/5/2027	2,737,429
		10,132,275
Software 1.0%
330,000	AthenaHealth Group, Inc., 6.50%, due 2/15/2030	323,058 (a)
1,050,000	Capstone Borrower, Inc., 8.00%, due 6/15/2030	1,071,254 (a)
170,000	Cloud Software Group, Inc., 6.50%, due 3/31/2029	171,283 (a)
	Oracle Corp.
900,000	1.65%, due 3/25/2026	891,216
3,025,000	4.45%, due 9/26/2030	3,000,016
		5,456,827
Telecommunications 1.4%
	AT&T, Inc.
515,000	1.65%, due 2/1/2028	488,208
2,935,000	4.70%, due 8/15/2030	2,976,813
2,700,000	4.55%, due 11/1/2032	2,680,737
1,040,000	NTT Finance Corp., (Secured Overnight Financing Rate + 1.08%), 5.36%, due 7/16/2028	1,050,691 (a)(d)
645,000	Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, due 10/1/2031	658,639 (a)
241,252	Zayo Group Holdings, Inc., 9.25%, due 3/9/2030	229,392 (a)
		8,084,480
Transportation 0.1%
330,000	XPO, Inc., 7.13%, due 6/1/2031	344,558 (a)
Total Corporate Bonds (Cost $199,728,886)		201,258,036

See Notes to Financial Statements

Schedule of Investments Short Duration Income ETF^
(cont’d)

Principal Amount		Value

Loan Assignments(d) 2.1%
Capital Markets 0.1%
$447,650	Jane Street Group LLC, Term Loan B1, (3 mo. USD Term SOFR + 2.00%), 5.96% – 6.20%, due 12/15/2031	$443,200 (j)
Chemicals 0.1%
329,171	Olympus Water U.S. Holding Corp., Term Loan, (3 mo. USD Term SOFR + 3.00%), 7.00%, due 6/20/2031	325,606
Construction Materials 0.2%
884,445	Quikrete Holdings, Inc., Term Loan B1, (1 mo. USD Term SOFR + 2.25%), 6.21%, due 4/14/2031	885,497
Containers & Packaging 0.1%
848,457	Clydesdale Acquisition Holdings, Inc., Term Loan B, (1 mo. USD Term SOFR + 3.25%), 7.21%, due 4/1/2032	846,175
Health Care Providers & Services 0.2%
437,800	CNT Holdings I Corp., Term Loan, (3 mo. USD Term SOFR + 2.25%), 6.09%, due 11/8/2032	438,373
528,668	LifePoint Health, Inc., First Lien Term Loan B, (1 mo. USD Term SOFR + 3.75%, 3 mo. USD Term SOFR + 3.75%), 7.65% – 7.78%, due 5/19/2031	528,515 (j)
423,550	Star Parent, Inc., Term Loan B, (3 mo. USD Term SOFR + 4.00%), 8.00%, due 9/27/2030	424,118
		1,391,006
Hotels, Restaurants & Leisure 0.1%
447,727	Caesars Entertainment, Inc., Term Loan B1, (1 mo. USD Term SOFR + 2.25%), 6.21%, due 2/6/2031	443,026
Independent Power & Renewable Electricity Producers 0.1%
415,800	Cogentrix Finance Holdco I LLC, Term Loan B, (1 mo. USD Term SOFR + 2.25%), 6.21%, due 2/26/2032	417,879
Insurance 0.2%
447,747	Alliant Holdings Intermediate LLC, Term Loan B, (1 mo. USD Term SOFR + 2.50%), 6.46%, due 9/19/2031	447,161
336,189	HUB International Ltd., Term Loan B, (3 mo. USD Term SOFR + 2.25%), 6.12%, due 6/20/2030	337,227
436,692	USI, Inc., Term Loan C, (3 mo. USD Term SOFR + 2.25%), 6.25%, due 9/29/2030	436,875
		1,221,263
IT Services 0.2%
1,185,000	Sedgwick Claims Management Services, Inc., Term Loan B, (1 mo. USD Term SOFR + 2.50%), 6.46%, due 7/31/2031	1,184,479
Leisure Products 0.1%
436,700	SRAM LLC, Term Loan B, (1 mo. USD Term SOFR + 2.00%, 6 mo. USD Term SOFR + 2.00%), 5.70% – 5.96%, due 2/27/2032	434,700 (j)
Machinery 0.1%
447,747	EMRLD Borrower LP, Term Loan B, (6 mo. USD Term SOFR + 2.50%), 6.12%, due 8/4/2031	445,853
Media 0.1%
437,800	ABG Intermediate Holdings 2 LLC, Term Loan, (1 mo. USD Term SOFR + 2.25%), 6.21%, due 2/13/2032	436,706
169,565	Neptune Bidco U.S., Inc., Term Loan B, (3 mo. USD Term SOFR + 5.00%), 9.03%, due 4/11/2029	163,588
		600,294
Passenger Airlines 0.1%
645,087	American Airlines, Inc., Term Loan, (3 mo. USD Term SOFR + 2.25%), 6.13%, due 4/20/2028	645,603

See Notes to Financial Statements

Schedule of Investments Short Duration Income ETF^
(cont’d)

Principal Amount		Value

Software 0.1%
$379,050	Applied Systems, Inc., First Lien Term Loan, (3 mo. USD Term SOFR + 2.25%), 6.25%, due 2/24/2031	$379,573
Specialty Retail 0.2%
663,329	Great Outdoors Group LLC, Term Loan B, (1 mo. USD Term SOFR + 3.25%), 7.21%, due 1/23/2032	662,639
175,597	Petco Health & Wellness Co., Inc., Term Loan B, (3 mo. USD Term SOFR + 3.25%), 7.51%, due 3/3/2028	172,828
380,000	PetSmart, Inc., Term Loan B, (1 mo. USD Term SOFR + 4.00%), 8.03%, due 8/18/2032	374,300
		1,209,767
Transportation Infrastructure 0.1%
436,700	KKR Apple Bidco LLC, Term Loan, (1 mo. USD Term SOFR + 2.50%), 6.46%, due 9/23/2031	437,713
Total Loan Assignments (Cost $11,301,024)		11,311,634

Municipal Notes 0.9%
New York 0.9%
5,165,069	Mizuho Floater Residual Trust Revenue, (LOC: Mizuho Capital Markets LLC), Series 2023, 4.37%, due 12/1/2052 (Cost $5,165,069)	5,165,069 (a)
Number of Shares
Short-Term Investments 6.4%
Investment Companies 6.4%
35,680,162	State Street Institutional U.S. Government Money Market Fund Premier Class, 4.01%(k) (Cost $35,680,162)	35,680,162
Total Investments 101.8% (Cost $563,781,693)		564,456,928
Liabilities Less Other Assets (1.8)%		(9,824,941)(l)(m)
Net Assets 100.0%		$554,631,987

‡	Represents less than 0.05% of net assets of the Fund.

(a)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At October 31, 2025, these securities amounted to $284,428,357, which represents 51.3% of net assets of the Fund.

(b)
Variable or floating rate security where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of
October 31, 2025.

(c)	All or a portion of this security was purchased on a delayed delivery basis.
(d)	Variable or floating rate security. The interest rate shown was the current rate as of October 31, 2025 and changes periodically.
(e)
Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only"
holding.

See Notes to Financial Statements

Schedule of Investments Short Duration Income ETF^
(cont’d)

(f)	When-issued security. Total value of all such securities at October 31, 2025 amounted to $10,724,226, which represents 1.9% of net assets of the Fund.
(g)	Payment-in-kind (PIK) security.
(h)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(i)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date shown reflects the next call date.
(j)	The stated interest rates represent the range of rates at October 31, 2025 of the underlying contracts within the Loan Assignment.
(k)	Represents 7-day effective yield as of October 31, 2025.
(l)	Includes the impact of the Fund’s open positions in derivatives at October 31, 2025.
(m)	As of October 31, 2025, the value of unfunded loan commitments was $14,378 for the Fund (see Note A of the Notes to Financial Statements).

See Notes to Financial Statements

Schedule of Investments Short Duration Income ETF^
(cont’d)

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets
United States	$456,042,487	82.2%
Cayman Islands	37,270,037	6.7%
Jersey	8,707,977	1.6%
United Kingdom	7,912,578	1.4%
Japan	5,061,934	0.9%
Ireland	4,258,969	0.8%
Switzerland	3,437,768	0.6%
Canada	2,897,947	0.5%
Luxembourg	1,279,782	0.3%
Germany	970,763	0.2%
Netherlands	849,499	0.2%
Other countries, each representing less than 0.05% of net assets of the Fund	87,025	0.0%
Short-Term Investments and Other Liabilities—Net	25,855,221	4.6%
	$554,631,987	100.0%

See Notes to Financial Statements

Schedule of Investments Short Duration Income ETF^
(cont’d)

Derivative Instruments
Futures contracts ("futures")
At October 31, 2025, open positions in futures for the Fund were as follows:
Long Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
12/2025	1,466	U.S. Treasury Note, 2 Year	$305,283,048	$(266,365)
Total Long Positions			$305,283,048	$(266,365)

Short Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
12/2025	7	U.S. Treasury Long Bond	$(821,188)	$(20,918)
12/2025	71	U.S. Treasury Note, 10 Year	(7,999,703)	(31,289)
12/2025	694	U.S. Treasury Note, 5 Year	(75,792,391)	76,710
12/2025	100	U.S. Treasury Note, Ultra 10 Year	(11,548,437)	(88,906)
12/2025	18	U.S. Treasury Ultra Bond	(2,183,063)	(69,336)
Total Short Positions			$(98,344,782)	$(133,739)
Total Futures				$(400,104)
At October 31, 2025, the Fund had $2,393,768 deposited in a segregated account to cover margin requirements on open futures.
For the year ended October 31, 2025, the average notional value for the months where the Fund had futures outstanding was $157,178,354 for long positions and $(45,282,980) for short positions.
Credit default swap contracts ("credit default swaps")
At October 31, 2025, the Fund did not have any outstanding credit default swaps.
For the year ended October 31, 2025, the average notional value for the months where the Fund had credit default swaps outstanding was $3,240,000 for buy protection.

See Notes to Financial Statements

Schedule of Investments Short Duration Income ETF^
(cont’d)

The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of October 31, 2025:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Mortgage-Backed Securities#	$—	$187,926,709	$—	$187,926,709
Asset-Backed Securities#	—	123,115,318	—	123,115,318
Corporate Bonds#	—	201,258,036	—	201,258,036
Loan Assignments#	—	11,311,634	—	11,311,634
Municipal Notes#	—	5,165,069	—	5,165,069
Short-Term Investments	—	35,680,162	—	35,680,162
Total Investments	$—	$564,456,928	$—	$564,456,928

#	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s derivatives as of October 31, 2025:

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures@
Assets	$76,710	$—	$—	$76,710
Liabilities	(476,814)	—	—	(476,814)
Total	$(400,104)	$—	$—	$(400,104)

@	Futures are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

^   A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Financial Statements

Schedule of Investments Total Return Bond ETF^
October 31, 2025

Principal Amount		Value
U.S. Treasury Obligations 3.2%
U.S. Treasury Bonds
$140,000	2.00%, due 8/15/2051	$82,994
50,000	4.63%, due 2/15/2055	49,633
370,000	4.75%, due 8/15/2055	375,030
U.S. Treasury Notes
210,000	4.00%, due 2/29/2028	211,870
510,000	4.63%, due 2/15/2035	531,994
455,000	4.25%, due 5/15/2035 - 8/15/2035	460,734
Total U.S. Treasury Obligations (Cost $1,717,874)		1,712,255
U.S. Government Agency Securities 0.2%
80,000	Tennessee Valley Authority, 5.25%, due 2/1/2055 (Cost $78,825)	80,737

Mortgage-Backed Securities 25.4%
Collateralized Mortgage Obligations 4.8%
Angel Oak Mortgage Trust
124,536	Series 2022-5, Class A1, 4.50%, due 5/25/2067	123,789 (a)
66,000	Series 2025-10, Class A3, 5.37%, due 9/25/2070	65,960 (a)
100,320	Chase Home Lending Mortgage Trust, Series 2025-1, Class A4, 6.00%, due 11/25/2055	101,698 (a)(b)
Federal Home Loan Mortgage Corp. STACR REMIC Trust
108,789	Series 2021-DNA6, Class M2, (30 day USD SOFR Average + 1.50%), 5.68%, due 10/25/2041	109,232 (a)(c)
135,000	Series 2022-DNA6, Class M1B, (30 day USD SOFR Average + 3.70%), 7.88%, due 9/25/2042	141,520 (a)(c)
125,000	Series 2024-DNA3, Class M2, (30 day USD SOFR Average + 1.45%), 5.63%, due 10/25/2044	125,039 (a)(c)
67,000	Series 2025-HQA1, Class M2, (30 day USD SOFR Average + 1.65%), 5.83%, due 2/25/2045	67,126 (a)(c)
Federal National Mortgage Association Connecticut Avenue Securities Trust
120,000	Series 2022-R03, Class 1M2, (30 day USD SOFR Average + 3.50%), 7.68%, due 3/25/2042	123,982 (a)(c)
120,000	Series 2022-R05, Class 2M2, (30 day USD SOFR Average + 3.00%), 7.18%, due 4/25/2042	122,963 (a)(c)
115,000	Series 2022-R06, Class 1M2, (30 day USD SOFR Average + 3.85%), 8.03%, due 5/25/2042	119,758 (a)(c)
115,000	Series 2022-R07, Class 1M2, (30 day USD SOFR Average + 4.65%), 8.83%, due 6/25/2042	121,462 (a)(c)
120,000	Series 2023-R06, Class 1M2, (30 day USD SOFR Average + 2.70%), 6.88%, due 7/25/2043	123,492 (a)(c)
95,000	Series 2025-R02, Class 1M2, (30 day USD SOFR Average + 1.60%), 5.78%, due 2/25/2045	95,060 (a)(c)
167,000	Series 2025-R06, Class 1M2, (30 day USD SOFR Average + 1.55%), 5.73%, due 9/25/2045	167,353 (a)(c)
113,603	GS Mortgage-Backed Securities Trust, Series 2025-PJ8, Class A5, 5.50%, due 2/25/2056	114,355 (a)(b)
55,380	JP Morgan Mortgage Trust, Series 2024-NQM1, Class A1, 5.59%, due 2/25/2064	55,728 (a)
102,903	Morgan Stanley Residential Mortgage Loan Trust, Series 2025-NQM2, Class A1, 5.63%, due 1/25/2070	103,612 (a)(b)
101,436	New Residential Mortgage Loan Trust, Series 2025-NQM3, Class A3, 5.99%, due 5/25/2065	102,545 (a)
OBX Trust
88,096	Series 2025-NQM7, Class A3, 5.86%, due 5/25/2055	88,679 (a)
80,435	Series 2024-NQM6, Class A1, 6.45%, due 2/25/2064	81,722 (a)
Verus Securitization Trust
93,987	Series 2024-4, Class A1, 6.22%, due 6/25/2069	95,260 (a)
98,378	Series 2024-7, Class A1, 5.10%, due 9/25/2069	98,405 (a)(b)
91,652	Series 2025-3, Class A3, 5.93%, due 5/25/2070	92,305 (a)
126,892	Series 2025-6, Class A3, 5.72%, due 7/25/2070	127,493 (a)
2,568,538
Commercial Mortgage-Backed 7.8%
125,000	1211 Avenue of the Americas Trust, Series 2015-1211, Class B, 4.09%, due 8/10/2035	118,125 (a)(b)
55,000	1301 Trust, Series 2025-1301, Class D, 6.22%, due 8/11/2042	55,805 (a)(b)
100,000	BAHA Trust, Series 2024-MAR, Class A, 5.97%, due 12/10/2041	103,433 (a)(b)

See Notes to Financial Statements

Schedule of Investments Total Return Bond ETF^
(cont’d)

Principal Amount		Value

Commercial Mortgage-Backed – cont'd
BANK5
$26,000	Series 2023-5YR2, Class C, 7.16%, due 7/15/2056	$26,823 (b)
85,000	Series 2024-5YR7, Class D, 4.00%, due 6/15/2057	75,825 (a)
32,000	Series 2025-5YR17, Class C, 5.89%, due 11/15/2058	32,060 (b)
46,000	Series 2025-5YR17, Class B, 5.99%, due 11/15/2058	47,460 (b)
BBCMS Mortgage Trust
100,000	Series 2018-TALL, Class C, (1 mo. USD Term SOFR + 1.32%), 5.35%, due 3/15/2037	91,000 (a)(c)
74,000	Series 2024-C24, Class C, 6.00%, due 2/15/2057	74,304
114,000	Series 2025-C32, Class B, 6.13%, due 2/15/2062	119,089
Benchmark Mortgage Trust
55,000	Series 2023-V2, Class C, 6.77%, due 5/15/2055	56,177 (b)
95,000	Series 2024-V7, Class B, 6.85%, due 5/15/2056	99,869 (b)
41,000	Series 2023-V3, Class C, 7.17%, due 7/15/2056	41,619 (b)
71,000	Series 2024-V5, Class C, 6.97%, due 1/10/2057	73,096 (b)
100,000	BLP Commercial Mortgage Trust, Series 2025-IND, Class D, (1 mo. USD Term SOFR + 2.25%), 6.28%, due 3/15/2042	99,502 (a)(c)
BMO Mortgage Trust
72,000	Series 2024-5C3, Class C, 6.86%, due 2/15/2057	73,906 (b)
74,000	Series 2024-C8, Class C, 6.23%, due 3/15/2057	75,154 (b)
26,000	Series 2025-5C10, Class C, 6.49%, due 5/15/2058	26,655 (b)
113,353	BX Commercial Mortgage Trust, Series 2021-VOLT, Class F, (1 mo. USD Term SOFR + 2.51%), 6.55%, due 9/15/2036	113,247 (a)(c)
BX Trust
114,553	Series 2025-ROIC, Class D, (1 mo. USD Term SOFR + 1.99%), 6.02%, due 3/15/2030	114,124 (a)(c)
90,000	Series 2019-OC11, Class C, 3.86%, due 12/9/2041	85,887 (a)
100,000	Series 2025-GW, Class D, (1 mo. USD Term SOFR + 2.75%), 6.78%, due 7/15/2042	100,375 (a)(c)
78,000	Series 2025-VLT7, Class D, (1 mo. USD Term SOFR + 3.25%), 7.28%, due 7/15/2044	78,437 (a)(c)
102,000	Series 2025-LIFE, Class A, 5.88%, due 6/13/2047	105,000 (a)(b)
70,000	COMM Mortgage Trust, Series 2024-277P, Class B, 7.00%, due 8/10/2044	74,326 (a)(b)
100,000	Fashion Show Mall LLC, Series 2024-SHOW, Class C, 6.07%, due 10/10/2041	100,650 (a)(b)
134,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K-171, Class A2, 4.40%, due 6/25/2035	133,843 (b)
25,000	FIVE Mortgage Trust, Series 2023-V1, Class C, 6.30%, due 2/10/2056	25,228 (b)
49,000	GS Mortgage Securities Trust, Series 2019-GSA1, Class C, 3.80%, due 11/10/2052	44,598 (b)
100,000	Hudson Yards Mortgage Trust, Series 2025-SPRL, Class E, 6.68%, due 1/13/2040	103,301 (a)(b)
152,000	INTOWN Mortgage Trust, Series 2025-STAY, Class C, (1 mo. USD Term SOFR + 2.25%), 6.28%, due 3/15/2042	152,285 (a)(c)
IP Mortgage Trust
22,000	Series 2025-IP, Class A, 5.25%, due 6/10/2042	22,337 (a)(b)
36,000	Series 2025-IP, Class D, 6.31%, due 6/10/2042	36,447 (a)(b)
19,000	Series 2025-IP, Class E, 6.85%, due 6/10/2042	19,269 (a)(b)
100,000	IRV Trust, Series 2025-200P, Class C, 5.73%, due 3/14/2047	101,113 (a)(b)
100,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.02%, due 1/5/2039	89,877 (a)
132,000	MAD Commercial Mortgage Trust, Series 2025-11MD, Class D, 6.36%, due 10/15/2042	132,092 (a)(b)
100,000	Manhattan West Mortgage Trust, Series 2020-1MW, Class D, 2.33%, due 9/10/2039	94,320 (a)(b)
25,000	MSWF Commercial Mortgage Trust, Series 2023-2, Class A5, 6.01%, due 12/15/2056	27,063 (b)
100,000	NY Commercial Mortgage Trust, Series 2025-299P, Class C, 6.17%, due 2/10/2047	102,967 (a)(b)
NYC Commercial Mortgage Trust
100,000	Series 2025-3BP, Class D, (1 mo. USD Term SOFR + 2.44%), 6.47%, due 2/15/2042	100,045 (a)(c)
64,000	Series 2025-300P, Class D, 6.16%, due 7/13/2042	64,421 (a)(b)
84,002	One Market Plaza Trust, Series 2017-1MKT, Class A, 3.61%, due 2/10/2032	80,228 (a)

See Notes to Financial Statements

Schedule of Investments Total Return Bond ETF^
(cont’d)

Principal Amount		Value

Commercial Mortgage-Backed – cont'd
$105,000	ONNI Commercial Mortgage Trust, Series 2024-APT, Class D, 7.00%, due 7/15/2039	$108,480 (a)(b)
100,000	ORL Trust, Series 2024-GLKS, Class E, (1 mo. USD Term SOFR + 3.19%), 7.22%, due 12/15/2039	100,188 (a)(c)
100,000	PRM Trust, Series 2025-PRM6, Class D, 5.68%, due 7/5/2033	99,739 (a)(b)
50,000	RFR Trust, Series 2025-SGRM, Class A, 5.38%, due 3/11/2041	51,098 (a)(b)
77,000	SDAL Trust, Series 2025-DAL, Class C, (1 mo. USD Term SOFR + 3.94%), 7.97%, due 4/15/2042	77,621 (a)(c)
41,000	SFO Commercial Mortgage Trust, Series 2021-555, Class D, (1 mo. USD Term SOFR + 2.51%), 6.55%, due 5/15/2038	40,488 (a)(c)
115,000	SMRT Commercial Mortgage Trust, Series 2022-MINI, Class E, (1 mo. USD Term SOFR + 2.70%), 6.73%, due 1/15/2039	114,281 (a)(c)
125,000	TCO Commercial Mortgage Trust, Series 2024-DPM, Class C, (1 mo. USD Term SOFR + 1.99%), 6.02%, due 12/15/2039	125,156 (a)(c)
44,000	Wells Fargo Commercial Mortgage Trust, Series 2025-5C3, Class C, 6.23%, due 1/15/2058	44,800 (b)
		4,153,233
Federal Home Loan Mortgage Corp. 6.5%
	Pass-Through Certificates
367,416	3.50%, due 5/1/2052	339,308
393,609	4.00%, due 12/1/2052	374,978
352,496	4.50%, due 9/1/2052 - 5/1/2053	345,312
335,221	5.00%, due 11/1/2053 - 10/1/2054	334,302
1,295,194	5.50%, due 11/1/2053 - 11/1/2054	1,310,570
747,729	6.00%, due 5/1/2054 - 5/1/2055	766,303
		3,470,773
Federal National Mortgage Association 5.3%
	Pass-Through Certificates
1,533,743	3.00%, due 5/1/2052 - 4/1/2053	1,433,412
1,303,369	5.00%, due 12/1/2052 - 10/1/2054	1,300,617
125,089	6.00%, due 10/1/2054	128,003
		2,862,032
Government National Mortgage Association 1.0%
	Pass-Through Certificates
220,884	4.50%, due 11/20/2054	215,695
100,774	5.00%, due 2/20/2053	100,974
236,140	5.50%, due 12/20/2054 - 8/20/2055	238,407
		555,076
Total Mortgage-Backed Securities (Cost $13,446,581)		13,609,652
Asset-Backed Securities 12.8%
Automobiles 2.0%
100,000	Avis Budget Rental Car Funding AESOP LLC, Series 2025-3A, Class B, 4.46%, due 2/20/2030	99,637 (a)
34,000	Bridgecrest Lending Auto Securitization Trust, Series 2025-4, Class C, 4.80%, due 8/15/2031	33,999
123,000	Exeter Automobile Receivables Trust, Series 2025-1A, Class D, 5.49%, due 5/15/2031	123,912
62,000	GLS Auto Receivables Issuer Trust, Series 2025-2A, Class D, 5.59%, due 1/15/2031	62,609 (a)
	GLS Auto Select Receivables Trust
119,000	Series 2025-1A, Class B, 5.04%, due 2/15/2031	120,802 (a)
22,000	Series 2025-1A, Class C, 5.26%, due 3/15/2031	22,333 (a)
103,000	M&T Bank Auto Receivables Trust, Series 2025-1A, Class A3, 4.73%, due 6/17/2030	104,255 (a)
100,000	PenFed Auto Receivables Owner Trust, Series 2025-A, Class A3, 4.03%, due 7/15/2030	99,829 (a)
136,000	Santander Drive Auto Receivables Trust, Series 2025-1, Class D, 5.43%, due 3/17/2031	137,238
125,000	SFS Auto Receivables Securitization Trust, Series 2024-2A, Class C, 5.54%, due 2/20/2032	128,541 (a)

See Notes to Financial Statements

Schedule of Investments Total Return Bond ETF^
(cont’d)

Principal Amount		Value
Asset-Backed Securities – cont'd
Automobiles – cont'd
Westlake Automobile Receivables Trust
$68,000	Series 2025-1A, Class D, 5.54%, due 11/15/2030	$68,965 (a)
77,000	Series 2025-2A, Class C, 4.85%, due 1/15/2031	77,298 (a)
1,079,418
Home Equity 0.7%
87,303	JP Morgan Mortgage Trust, Series 2024-HE2, Class A1, (30 day USD SOFR Average + 1.20%), 5.38%, due 10/20/2054	87,303 (a)(c)
110,243	OBX Trust, Series 2025-HE1, Class A1, (30 day USD SOFR Average + 1.60%), 5.78%, due 2/25/2055	110,743 (a)(c)
150,000	RCKT Mortgage Trust, Series 2025-CES10, Class A1A, 4.89%, due 11/25/2055	149,474 (a)
347,520
Other 9.4%
500,000	AIMCO CLO, Series 2017-AA, Class AR2, (3 mo. USD Term SOFR + 1.14%), 5.02%, due 1/20/2038	499,658 (a)(c)
100,000	Amur Equipment Finance Receivables XV LLC, Series 2025-1A, Class D, 5.68%, due 8/20/2032	101,625 (a)
128,000	Barings Equipment Finance LLC, Series 2025-A, Class A3, 4.82%, due 8/13/2032	130,568 (a)
85,612	Business Jet Securities LLC, Series 2024-1A, Class A, 6.20%, due 5/15/2039	87,743 (a)
500,000	Canyon Capital CLO Ltd., Series 2022-2A, Class A1R, (3 mo. USD Term SOFR + 1.18%), 5.08%, due 4/15/2038	500,046 (a)(c)
100,000	CCG Receivables Trust, Series 2025-1, Class B, 4.69%, due 10/14/2032	101,125 (a)
120,000	Cloud Capital Holdco LP, Series 2024-1A, Class A2, 5.78%, due 11/22/2049	121,475 (a)
100,000	Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC, Series 2025-1A, Class B, 6.51%, due 5/20/2055	102,691 (a)
CyrusOne Data Centers Issuer I LLC
38,000	Series 2023-1A, Class A2, 4.30%, due 4/20/2048	37,493 (a)
66,000	Series 2023-2A, Class A2, 5.56%, due 11/20/2048	66,651 (a)
78,414	Foundation Finance Trust, Series 2025-1A, Class A, 4.95%, due 4/15/2050	79,231 (a)
125,000	Frontier Issuer LLC, Series 2023-1, Class A2, 6.60%, due 8/20/2053	126,555 (a)
100,000	GreenSky Home Improvement Issuer Trust, Series 2025-1A, Class B, 5.39%, due 3/25/2060	101,188 (a)
71,657	Hilton Grand Vacations Trust, Series 2022-2A, Class A, 4.30%, due 1/25/2037	71,275 (a)
100,000	Island Finance Trust, Series 2025-1A, Class A, 6.54%, due 3/19/2035	101,126 (a)
129,000	Kubota Credit Owner Trust, Series 2025-1A, Class A3, 4.67%, due 6/15/2029	130,686 (a)
129,000	Lyra Music Assets Delaware LP, Series 2025-1A, Class A2, 5.60%, due 9/20/2065	130,415 (a)
107,000	MetroNet Infrastructure Issuer LLC, Series 2025-2A, Class A2, 5.40%, due 8/20/2055	108,267 (a)
MVW LLC
40,014	Series 2023-1A, Class C, 6.54%, due 10/20/2040	41,062 (a)
49,402	Series 2023-2A, Class B, 6.33%, due 11/20/2040	50,477 (a)
92,644	Series 2024-2A, Class B, 4.58%, due 3/20/2042	92,145 (a)
86,933	Series 2025-1A, Class B, 5.21%, due 9/22/2042	88,166 (a)
57,858	Series 2024-1A, Class A, 5.32%, due 2/20/2043	58,579 (a)
125,000	OneMain Financial Issuance Trust, Series 2023-2A, Class A1, 5.84%, due 9/15/2036	127,550 (a)
89,160	OWN Equipment Fund I LLC, Series 2024-2M, Class A, 5.70%, due 12/20/2032	88,739 (a)
250,000	PFS Financing Corp., Series 2024-B, Class A, 4.95%, due 2/15/2029	252,208 (a)
500,000	Sixth Street CLO XVII Ltd., Series 2021-17A, Class A1R, (3 mo. USD Term SOFR + 1.15%), 5.03%, due 4/17/2038	499,733 (a)(c)
100,000	Sotheby's Artfi Master Trust, Series 2024-1A, Class A1, 6.43%, due 12/22/2031	100,530 (a)
115,000	Stack Infrastructure Issuer LLC, Series 2023-2A, Class A2, 5.90%, due 7/25/2048	115,518 (a)
112,988	Taco Bell Funding LLC, Series 2021-1A, Class A2II, 2.29%, due 8/25/2051	104,769 (a)
500,000	Trestles CLO VI Ltd., Series 2023-6A, Class A1R, (3 mo. USD Term SOFR + 1.18%), 5.04%, due 4/25/2038	500,049 (a)(c)
131,000	Uniti Fiber ABS Issuer LLC, Series 2025-1A, Class A2, 5.88%, due 4/20/2055	134,091 (a)

See Notes to Financial Statements

Schedule of Investments Total Return Bond ETF^
(cont’d)

Principal Amount		Value
Asset-Backed Securities – cont'd
Other – cont'd
$153,000	Vantage Data Centers LLC, Series 2025-1A, Class A2, 5.13%, due 8/15/2055	$153,948 (a)
Wireless PropCo Funding LLC
27,000	Series 2025-1A, Class A2, 4.07%, due 6/25/2055	26,171 (a)
26,000	Series 2025-1A, Class B, 4.30%, due 6/25/2055	24,870 (a)
5,056,423
Student Loan 0.7%
244,680	Bayview Opportunity Master Fund VII LLC, Series 2025-EDU1, Class C, (30 day USD SOFR Average + 1.80%), 5.98%, due 7/27/2048	241,575 (a)(c)
Navient Private Education Refi Loan Trust
46,539	Series 2020-CA, Class A2A, 2.15%, due 11/15/2068	44,787 (a)
67,842	Series 2021-BA, Class A, 0.94%, due 7/15/2069	62,034 (a)
45,816	Series 2021-CA, Class A, 1.06%, due 10/15/2069	41,884 (a)
390,280
Total Asset-Backed Securities (Cost $6,835,800)		6,873,641

Corporate Bonds 50.8%
Advertising 0.2%
120,000	Clear Channel Outdoor Holdings, Inc., 7.13%, due 2/15/2031	123,751 (a)
Aerospace & Defense 1.9%
100,000	ATI, Inc., 4.88%, due 10/1/2029	99,481
Boeing Co.
225,000	5.04%, due 5/1/2027	227,194
70,000	3.90%, due 5/1/2049	52,771
190,000	5.81%, due 5/1/2050	188,709
120,000	Bombardier, Inc., 7.00%, due 6/1/2032	125,987 (a)
80,000	Goat Holdco LLC, 6.75%, due 2/1/2032	81,693 (a)
TransDigm, Inc.
250,000	6.88%, due 12/15/2030	259,553 (a)
10,000	7.13%, due 12/1/2031	10,433 (a)
1,045,821
Agriculture 1.2%
Imperial Brands Finance PLC
200,000	5.50%, due 2/1/2030	207,311 (a)
200,000	5.63%, due 7/1/2035	204,128 (a)
200,000	6.38%, due 7/1/2055	207,793 (a)
45,000	JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group, 5.95%, due 4/20/2035	47,095 (a)
666,327
Airlines 0.2%
70,000	American Airlines, Inc., 8.50%, due 5/15/2029	73,030 (a)
52,699	United Airlines Pass-Through Trust, Class B, 4.88%, due 7/15/2027	52,705
125,735
Auto Manufacturers 0.6%
160,000	BMW U.S. Capital LLC, 5.20%, due 8/11/2035	161,603 (a)
130,000	General Motors Co., 6.80%, due 10/1/2027	135,499
297,102

See Notes to Financial Statements

Schedule of Investments Total Return Bond ETF^
(cont’d)

Principal Amount		Value

Auto Parts & Equipment 0.3%
$190,000	Goodyear Tire & Rubber Co., 5.25%, due 4/30/2031	$175,313
Banks 7.3%
200,000	Banco Santander SA, 6.92%, due 8/8/2033	221,828
Bank of America Corp.
75,000	4.38%, due 1/27/2027	73,763 (d)(e)
425,000	5.51%, due 1/24/2036	444,944 (d)
35,000	Bank of New York Mellon Corp., 3.75%, due 12/20/2026	34,296 (d)(e)
Citigroup, Inc.
35,000	3.88%, due 2/18/2026	34,772 (d)(e)
75,000	3.89%, due 1/10/2028	74,711 (d)
35,000	7.00%, due 8/15/2034	37,402 (d)(e)
190,000	6.02%, due 1/24/2036	198,776 (d)
150,000	Deutsche Bank AG, 4.95%, due 8/4/2031	151,409 (d)
Goldman Sachs Group, Inc.
50,000	3.65%, due 8/10/2026	49,009 (d)(e)
25,000	7.50%, due 2/10/2029	26,524 (d)(e)
150,000	4.37%, due 10/21/2031	149,354 (d)
160,000	4.94%, due 10/21/2036	159,219 (d)
35,000	Huntington Bancshares, Inc., 4.45%, due 10/15/2027	34,311 (d)(e)
JPMorgan Chase & Co.
75,000	3.65%, due 6/1/2026	74,080 (d)(e)
50,000	4.26%, due 10/22/2031	49,826 (d)
290,000	5.50%, due 1/24/2036	304,324 (d)
130,000	4.81%, due 10/22/2036	129,585 (d)
80,000	M&T Bank Corp., 3.50%, due 9/1/2026	77,133 (d)(e)
Morgan Stanley
130,000	3.63%, due 1/20/2027	129,510
70,000	5.42%, due 7/21/2034	73,030 (d)
90,000	5.83%, due 4/19/2035	95,961 (d)
75,000	4.89%, due 10/22/2036	74,588 (d)
200,000	NatWest Group PLC, 5.12%, due 5/23/2031	205,354 (d)
PNC Financial Services Group, Inc.
55,000	3.40%, due 9/15/2026	53,406 (d)(e)
105,000	5.58%, due 1/29/2036	109,729 (d)
50,000	5.37%, due 7/21/2036	51,363 (d)
40,000	Santander Holdings USA, Inc., 6.12%, due 5/31/2027	40,341 (d)
215,000	Societe Generale SA, 1.49%, due 12/14/2026	214,231 (a)(d)
80,000	U.S. Bancorp, 3.70%, due 1/15/2027	77,701 (d)(e)
200,000	UBS AG, 5.65%, due 9/11/2028	208,857
Wells Fargo & Co.
50,000	3.90%, due 3/15/2026	49,629 (d)(e)
35,000	7.63%, due 9/15/2028	37,360 (d)(e)
155,000	5.50%, due 1/23/2035	161,805 (d)
3,908,131
Beverages 1.1%
190,000	Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.70%, due 2/1/2036	188,120
45,000	Anheuser-Busch InBev Worldwide, Inc., 4.95%, due 1/15/2042	43,539
Molson Coors Beverage Co.
25,000	5.00%, due 5/1/2042	23,329
70,000	4.20%, due 7/15/2046	57,218

See Notes to Financial Statements

Schedule of Investments Total Return Bond ETF^
(cont’d)

Principal Amount		Value

Beverages – cont'd
	PepsiCo, Inc.
$100,000	4.65%, due 7/23/2032	$102,121
160,000	5.00%, due 7/23/2035	163,758
		578,085
Biotechnology 0.6%
125,000	Gilead Sciences, Inc., 4.75%, due 3/1/2046	115,158
185,000	Royalty Pharma PLC, 5.20%, due 9/25/2035	185,339
		300,497
Building Materials 0.7%
60,000	Builders FirstSource, Inc., 6.38%, due 6/15/2032	62,181 (a)
120,000	Quikrete Holdings, Inc., 6.38%, due 3/1/2032	124,466 (a)
105,000	Standard Building Solutions, Inc., 6.50%, due 8/15/2032	107,940 (a)
90,000	Standard Industries, Inc., 4.75%, due 1/15/2028	89,708 (a)
		384,295
Chemicals 0.8%
	Dow Chemical Co.
30,000	5.65%, due 3/15/2036	30,029
260,000	5.95%, due 3/15/2055	246,094
	WR Grace Holdings LLC
53,000	4.88%, due 6/15/2027	52,521 (a)
90,000	7.38%, due 3/1/2031	90,172 (a)
		418,816
Commercial Services 0.7%
180,000	Block, Inc., 6.50%, due 5/15/2032	186,760
45,000	Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, due 8/15/2032	46,477 (a)
50,000	Veritiv Operating Co., 10.50%, due 11/30/2030	52,034 (a)
70,000	Wand NewCo 3, Inc., 7.63%, due 1/30/2032	73,159 (a)
		358,430
Computers 0.2%
110,000	ASGN, Inc., 4.63%, due 5/15/2028	108,034 (a)
Cosmetics - Personal Care 0.5%
85,000	Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC, 5.60%, due 1/15/2031	85,286 (a)
170,000	Perrigo Finance Unlimited Co., 6.13%, due 9/30/2032	171,435
		256,721
Distribution - Wholesale 0.2%
70,000	Resideo Funding, Inc., 4.00%, due 9/1/2029	66,762 (a)
60,000	Windsor Holdings III LLC, 8.50%, due 6/15/2030	63,341 (a)
		130,103
Diversified Financial Services 2.5%
85,000	Ally Financial, Inc., 4.70%, due 5/15/2028	79,060 (d)(e)
40,000	Brookfield Asset Management Ltd., 6.08%, due 9/15/2055	41,412
	Capital One Financial Corp.
65,000	5.88%, due 7/26/2035	68,064 (d)
85,000	5.20%, due 9/11/2036	84,436 (d)
100,000	Charles Schwab Corp., 4.00%, due 6/1/2026	99,089 (d)(e)
120,000	Jane Street Group/JSG Finance, Inc., 7.13%, due 4/30/2031	125,924 (a)
140,000	OneMain Finance Corp., 3.88%, due 9/15/2028	135,090

See Notes to Financial Statements

Schedule of Investments Total Return Bond ETF^
(cont’d)

Principal Amount		Value

Diversified Financial Services – cont'd
$100,000	PennyMac Financial Services, Inc., 7.13%, due 11/15/2030	$104,698 (a)
160,000	Rocket Cos., Inc., 6.50%, due 8/1/2029	165,957 (a)
	Stellantis Financial Services U.S. Corp.
200,000	4.95%, due 9/15/2028	200,844 (a)
200,000	5.40%, due 9/15/2030	201,348 (a)
50,000	UWM Holdings LLC, 6.63%, due 2/1/2030	50,939 (a)
		1,356,861
Electric 4.1%
85,000	Alpha Generation LLC, 6.75%, due 10/15/2032	87,345 (a)
120,000	Arizona Public Service Co., 5.90%, due 8/15/2055	123,663
50,000	Basin Electric Power Cooperative, 5.85%, due 10/15/2055	50,094 (a)
250,000	Comision Federal de Electricidad, 3.35%, due 2/9/2031	225,556 (a)
60,000	Dominion Energy, Inc., 5.00%, due 6/15/2030	61,549
130,000	Duke Energy Corp., 5.70%, due 9/15/2055	129,695
247,627	FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple, 7.25%, due 1/31/2041	261,895 (a)
90,000	NextEra Energy Capital Holdings, Inc., 4.90%, due 2/28/2028	91,564
	NRG Energy, Inc.
45,000	4.73%, due 10/15/2030	44,885 (a)
140,000	6.00%, due 2/1/2033	142,812 (a)
30,000	5.41%, due 10/15/2035	29,934 (a)
127,000	NYSEG Storm Funding LLC, 4.71%, due 5/1/2029	127,931
	Pacific Gas & Electric Co.
100,000	5.05%, due 10/15/2032	100,176
75,000	6.40%, due 6/15/2033	80,702
55,000	5.70%, due 3/1/2035	56,526
155,000	4.95%, due 7/1/2050	133,415
60,000	6.10%, due 10/15/2055	59,955
	Pinnacle West Capital Corp.
78,000	4.90%, due 5/15/2028	79,199
45,000	5.15%, due 5/15/2030	46,372
40,000	Public Service Enterprise Group, Inc., 4.90%, due 3/15/2030	40,827
35,000	Southern California Edison Co., 2.50%, due 6/1/2031	31,149
190,000	Vistra Operations Co. LLC, 6.88%, due 4/15/2032	199,565 (a)
		2,204,809
Electronics 0.8%
	Amphenol Corp.
140,000	4.40%, due 2/15/2033	138,439 (f)
150,000	4.63%, due 2/15/2036	147,420 (f)
60,000	5.30%, due 11/15/2055	58,388 (f)
70,000	Imola Merger Corp., 4.75%, due 5/15/2029	68,999 (a)
		413,246
Entertainment 0.7%
125,000	Churchill Downs, Inc., 6.75%, due 5/1/2031	127,805 (a)
70,000	Penn Entertainment, Inc., 4.13%, due 7/1/2029	65,189 (a)
80,000	Six Flags Entertainment Corp., 7.25%, due 5/15/2031	80,197 (a)
100,000	Six Flags Entertainment Corp./Canada's Wonderland Co./Magnum Management Corp., 5.25%, due 7/15/2029	96,113
		369,304

See Notes to Financial Statements

Schedule of Investments Total Return Bond ETF^
(cont’d)

Principal Amount		Value

Food 0.6%
$90,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 5.88%, due 2/15/2028	$90,112 (a)
34,000	Campbell's Co., 4.75%, due 3/23/2035	32,986
	Performance Food Group, Inc.
80,000	5.50%, due 10/15/2027	80,017 (a)
20,000	4.25%, due 8/1/2029	19,505 (a)
100,000	Post Holdings, Inc., 6.25%, due 10/15/2034	101,171 (a)
		323,791
Healthcare - Products 0.8%
70,000	Medline Borrower LP, 3.88%, due 4/1/2029	67,991 (a)
	Thermo Fisher Scientific, Inc.
80,000	4.47%, due 10/7/2032	79,963
265,000	4.79%, due 10/7/2035	265,631
		413,585
Healthcare - Services 1.4%
180,000	Cigna Group, 5.25%, due 1/15/2036	182,832
50,000	HCA, Inc., 5.45%, due 4/1/2031	52,040
90,000	Molina Healthcare, Inc., 6.25%, due 1/15/2033	90,588 (a)
	Tenet Healthcare Corp.
110,000	4.63%, due 6/15/2028	109,559
20,000	6.88%, due 11/15/2031	21,725
	UnitedHealth Group, Inc.
80,000	4.40%, due 6/15/2028	80,788
135,000	4.65%, due 1/15/2031	137,125
70,000	5.95%, due 6/15/2055	72,832
		747,489
Home Builders 0.1%
80,000	LGI Homes, Inc., 7.00%, due 11/15/2032	76,771 (a)
Insurance 1.1%
185,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, due 4/15/2028	188,359 (a)
70,000	AmWINS Group, Inc., 4.88%, due 6/30/2029	67,605 (a)
90,000	Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.13%, due 5/15/2031	92,355 (a)
75,000	Equitable Holdings, Inc., 6.70%, due 3/28/2055	78,634 (d)
45,000	Global Atlantic Fin Co., 7.95%, due 10/15/2054	47,047 (a)(d)
100,000	HUB International Ltd., 7.25%, due 6/15/2030	104,400 (a)
		578,400
Internet 2.6%
	Alphabet, Inc.
125,000	5.25%, due 5/15/2055	123,868
35,000	5.30%, due 5/15/2065	34,391
	AppLovin Corp.
165,000	5.13%, due 12/1/2029	168,420
100,000	5.38%, due 12/1/2031	103,212
240,000	Beignet Investor LLC, 6.58%, due 5/30/2049	256,010 (a)
80,000	Gen Digital, Inc., 6.25%, due 4/1/2033	82,355 (a)
	Meta Platforms, Inc.
75,000	4.60%, due 11/15/2032	75,377 (f)
45,000	4.88%, due 11/15/2035	45,199 (f)

See Notes to Financial Statements

Schedule of Investments Total Return Bond ETF^
(cont’d)

Principal Amount		Value

Internet – cont'd
$155,000	5.50%, due 11/15/2045	$153,659 (f)
125,000	5.63%, due 11/15/2055	124,060 (f)
100,000	5.75%, due 11/15/2065	99,163 (f)
	Uber Technologies, Inc.
45,000	4.15%, due 1/15/2031	44,558
70,000	4.80%, due 9/15/2035	69,470
30,000	5.35%, due 9/15/2054	29,023
		1,408,765
Leisure Time 0.6%
155,000	Carnival Corp., 6.13%, due 2/15/2033	159,832 (a)
30,000	NCL Corp. Ltd., 6.75%, due 2/1/2032	30,827 (a)
40,000	Viking Cruises Ltd., 7.00%, due 2/15/2029	40,226 (a)
80,000	Viking Ocean Cruises Ship VII Ltd., 5.63%, due 2/15/2029	79,921 (a)
		310,806
Machinery - Construction & Mining 0.1%
50,000	Terex Corp., 6.25%, due 10/15/2032	50,710 (a)
Media 1.6%
300,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, due 6/1/2033	260,099 (a)
	Charter Communications Operating LLC/Charter Communications Operating Capital
75,000	5.85%, due 12/1/2035	74,797
85,000	3.50%, due 6/1/2041	61,314
270,000	6.70%, due 12/1/2055	266,247
190,000	Sirius XM Radio LLC, 4.13%, due 7/1/2030	178,831 (a)
		841,288
Mining 0.2%
80,000	Novelis Corp., 6.88%, due 1/30/2030	83,043 (a)
Multi-National 0.8%
135,000	Asian Development Bank, 3.75%, due 8/28/2030	134,923
120,000	Corp. Andina de Fomento, 5.00%, due 1/22/2030	124,261
170,000	International Bank for Reconstruction & Development, 3.50%, due 10/28/2030	167,965
		427,149
Office - Business Equipment 0.1%
50,000	CDW LLC/CDW Finance Corp., 2.67%, due 12/1/2026	49,112
Oil & Gas 3.1%
120,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 6.63%, due 10/15/2032	122,376 (a)
190,000	Comstock Resources, Inc., 6.75%, due 3/1/2029	188,354 (a)
140,000	Devon Energy Corp., 5.75%, due 9/15/2054	128,845
	Diamondback Energy, Inc.
50,000	5.20%, due 4/18/2027	50,684
75,000	5.40%, due 4/18/2034	76,458
170,000	5.55%, due 4/1/2035	174,419
100,000	5.75%, due 4/18/2054	96,366
250,000	KazMunayGas National Co. JSC, 5.75%, due 4/19/2047	236,932 (a)
220,000	Occidental Petroleum Corp., 6.05%, due 10/1/2054	214,099
60,000	Permian Resources Operating LLC, 7.00%, due 1/15/2032	62,247 (a)
250,000	Petroleos Mexicanos, 7.69%, due 1/23/2050	226,700

See Notes to Financial Statements

Schedule of Investments Total Return Bond ETF^
(cont’d)

Principal Amount		Value

Oil & Gas – cont'd
$95,000	Phillips 66, 1.30%, due 2/15/2026	$94,220
		1,671,700
Packaging & Containers 0.4%
150,000	Mauser Packaging Solutions Holding Co., 7.88%, due 4/15/2027	150,394 (a)
65,000	Sealed Air Corp., 6.50%, due 7/15/2032	67,262 (a)
		217,656
Pharmaceuticals 1.9%
	AbbVie, Inc.
405,000	2.95%, due 11/21/2026	400,858
95,000	4.95%, due 3/15/2031	98,242
45,000	4.05%, due 11/21/2039	40,340
100,000	Becton Dickinson & Co., 4.67%, due 6/6/2047	88,538
	CVS Health Corp.
115,000	3.00%, due 8/15/2026	113,878
20,000	5.63%, due 2/21/2053	18,949
20,000	6.20%, due 9/15/2055	20,542
	Eli Lilly & Co.
145,000	5.55%, due 10/15/2055	148,511
85,000	5.65%, due 10/15/2065	87,552
		1,017,410
Pipelines 2.0%
	Enbridge, Inc.
15,000	5.30%, due 4/5/2029	15,480
95,000	5.63%, due 4/5/2034	99,150
	Energy Transfer LP
35,000	6.13%, due 12/15/2045	34,871
25,000	5.00%, due 5/15/2050	21,201
120,000	Genesis Energy LP/Genesis Energy Finance Corp., 7.75%, due 2/1/2028	120,747
85,000	Harvest Midstream I LP, 7.50%, due 9/1/2028	85,931 (a)
40,000	Howard Midstream Energy Partners LLC, 7.38%, due 7/15/2032	41,915 (a)
	Kinder Morgan, Inc.
25,000	5.15%, due 6/1/2030	25,779
30,000	5.85%, due 6/1/2035	31,632
85,000	Kinetik Holdings LP, 5.88%, due 6/15/2030	85,635 (a)
90,000	NGL Energy Operating LLC/NGL Energy Finance Corp., 8.13%, due 2/15/2029	92,133 (a)
70,000	ONEOK, Inc., 6.25%, due 10/15/2055	70,087
90,000	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 6.00%, due 12/31/2030	89,313 (a)
180,000	Venture Global LNG, Inc., 8.38%, due 6/1/2031	184,795 (a)
65,000	Western Midstream Operating LP, 7.25%, due 4/1/2030	69,241 (a)
		1,067,910
Real Estate Investment Trusts 1.6%
	Blackstone Mortgage Trust, Inc.
45,000	3.75%, due 1/15/2027	44,153 (a)
40,000	7.75%, due 12/1/2029	42,153 (a)
60,000	Crown Castle, Inc., 1.05%, due 7/15/2026	58,659
70,000	Iron Mountain, Inc., 5.63%, due 7/15/2032	69,975 (a)
90,000	Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 5.88%, due 10/1/2028	89,920 (a)
155,000	Prologis Targeted U.S. Logistics Fund LP, 4.75%, due 1/15/2036	151,738 (a)

See Notes to Financial Statements

Schedule of Investments Total Return Bond ETF^
(cont’d)

Principal Amount		Value

Real Estate Investment Trusts – cont'd
$70,000	RHP Hotel Properties LP/RHP Finance Corp., 4.75%, due 10/15/2027	$69,843
140,000	RLJ Lodging Trust LP, 4.00%, due 9/15/2029	132,205 (a)
120,000	Service Properties Trust, 8.38%, due 6/15/2029	119,204
90,000	Starwood Property Trust, Inc., 6.50%, due 7/1/2030	93,605 (a)
		871,455
Retail 0.3%
80,000	Bath & Body Works, Inc., 6.63%, due 10/1/2030	82,227 (a)
80,000	Cougar JV Subsidiary LLC, 8.00%, due 5/15/2032	85,263 (a)
		167,490
Semiconductors 3.0%
	Applied Materials, Inc.
70,000	4.00%, due 1/15/2031	69,446
40,000	4.60%, due 1/15/2036	39,562
	Broadcom, Inc.
25,000	3.15%, due 11/15/2025	24,984
100,000	5.05%, due 7/12/2029	102,971
80,000	4.60%, due 7/15/2030	81,181
90,000	5.15%, due 11/15/2031	93,566
	Foundry JV Holdco LLC
200,000	5.50%, due 1/25/2031	207,424 (a)
110,000	6.25%, due 1/25/2035	117,061 (a)
200,000	6.10%, due 1/25/2036	211,272 (a)
200,000	6.20%, due 1/25/2037	212,688 (a)
	Intel Corp.
110,000	4.80%, due 10/1/2041	99,118
95,000	4.75%, due 3/25/2050	80,403
145,000	5.60%, due 2/21/2054	138,659
120,000	NXP BV/NXP Funding LLC/NXP USA, Inc., 5.25%, due 8/19/2035	121,088
		1,599,423
Software 3.0%
190,000	Cloud Software Group, Inc., 8.25%, due 6/30/2032	199,655 (a)
140,000	Open Text Holdings, Inc., 4.13%, due 12/1/2031	130,340 (a)
	Oracle Corp.
75,000	5.20%, due 9/26/2035	73,860
85,000	5.38%, due 9/27/2054	74,723
165,000	6.00%, due 8/3/2055	157,825
475,000	5.95%, due 9/26/2055	450,345
	Synopsys, Inc.
380,000	5.15%, due 4/1/2035	386,008
55,000	5.70%, due 4/1/2055	55,564
65,000	UKG, Inc., 6.88%, due 2/1/2031	66,908 (a)
		1,595,228
Telecommunications 0.8%
200,000	NTT Finance Corp., 5.50%, due 7/16/2035	208,480 (a)
160,000	T-Mobile USA, Inc., 3.38%, due 4/15/2029	155,521
45,642	Zayo Group Holdings, Inc., 9.25%, due 3/9/2030	43,398 (a)
		407,399

See Notes to Financial Statements

Schedule of Investments Total Return Bond ETF^
(cont’d)

Principal Amount		Value

Transportation 0.1%
$40,000	XPO, Inc., 7.13%, due 2/1/2032	$42,064 (a)
Total Corporate Bonds (Cost $26,772,265)		27,190,025
Foreign Government Securities 5.3%
250,000	Brazil Government International Bonds, 6.13%, due 3/15/2034	254,625
200,000	Chile Government International Bonds, 5.65%, due 1/13/2037	211,740
250,000	Colombia Government International Bonds, 8.00%, due 11/14/2035	272,500
205,000	Export-Import Bank of Korea, 3.75%, due 9/22/2030	203,129
250,000	Oman Government International Bonds, 6.50%, due 3/8/2047	274,452 (a)
250,000	Panama Government International Bonds, 2.25%, due 9/29/2032	205,025
250,000	Paraguay Government International Bonds, 5.40%, due 3/30/2050	232,265 (a)
85,000	Province of Alberta, 4.30%, due 11/2/2035	84,956 (f)
	Province of British Columbia
115,000	3.90%, due 8/27/2030	115,190
95,000	4.80%, due 6/11/2035	97,562
125,000	Province of Manitoba, 4.90%, due 5/31/2034	129,620
165,000	Province of Ontario, 3.90%, due 9/4/2030	165,272
125,000	Province of Quebec, 4.63%, due 8/28/2035	126,971
250,000	Qatar Government International Bonds, 3.75%, due 4/16/2030	248,624 (a)
250,000	Republic of South Africa Government International Bonds, 5.65%, due 9/27/2047	211,228

Total Foreign Government Securities (Cost $2,702,046)		2,833,159
Number of Shares
Short-Term Investments 3.3%
Investment Companies 3.3%
1,784,231	State Street Institutional U.S. Government Money Market Fund Premier Class, 4.01%(g) (Cost $1,784,231)	1,784,231
Total Investments 101.0% (Cost $53,337,622)		54,083,700
Liabilities Less Other Assets (1.0)%		(529,149)(h)
Net Assets 100.0%		$53,554,551

(a)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At October 31, 2025, these securities amounted to $23,961,367, which represents 44.7% of net assets of the Fund.

(b)
Variable or floating rate security where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of
October 31, 2025.

(c)	Variable or floating rate security. The interest rate shown was the current rate as of October 31, 2025 and changes periodically.
(d)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.

See Notes to Financial Statements

Schedule of Investments Total Return Bond ETF^
(cont’d)

(e)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date shown reflects the next call date.
(f)	When-issued security. Total value of all such securities at October 31, 2025 amounted to $926,661, which represents 1.7% of net assets of the Fund.
(g)	Represents 7-day effective yield as of October 31, 2025.
(h)	Includes the impact of the Fund’s open positions in derivatives at October 31, 2025.

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets
United States	$43,080,274	80.5%
Cayman Islands	1,751,648	3.3%
Canada	1,131,940	2.1%
United Kingdom	824,586	1.5%
Mexico	714,151	1.3%
Jersey	500,046	0.9%
Supranational	427,149	0.8%
Germany	313,012	0.6%
Oman	274,452	0.5%
Colombia	272,500	0.5%
Brazil	254,625	0.5%
Qatar	248,624	0.5%
Kazakhstan	236,932	0.5%
Paraguay	232,265	0.4%
Belgium	231,659	0.4%
Spain	221,828	0.4%
France	214,231	0.4%
Chile	211,740	0.4%
South Africa	211,228	0.4%
Switzerland	208,857	0.4%
Japan	208,480	0.4%
Panama	205,025	0.4%
Korea	203,129	0.4%
Netherlands	121,088	0.2%
Short-Term Investments and Other Liabilities—Net	1,255,082	2.3%
	$53,554,551	100.0%

See Notes to Financial Statements

Schedule of Investments Total Return Bond ETF^
(cont’d)

Derivative Instruments
Futures contracts ("futures")
At October 31, 2025, open positions in futures for the Fund were as follows:
Long Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
12/2025	18	U.S. Treasury Long Bond	$2,111,625	$54,131
12/2025	6	U.S. Treasury Note, 10 Year	676,031	4,008
12/2025	30	U.S. Treasury Note, 5 Year	3,276,328	4,457
12/2025	6	U.S. Treasury Ultra Bond	727,688	(14,975)
Total Long Positions			$6,791,672	$47,621

Short Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
12/2025	6	U.S. Treasury Note, 2 Year	$(1,249,453)	$1,125
12/2025	4	U.S. Treasury Note, Ultra 10 Year	(461,938)	(5,969)
Total Short Positions			$(1,711,391)	$(4,844)
Total Futures				$42,777
At October 31, 2025, the Fund had $109,224 deposited in a segregated account to cover margin requirements on open futures.
For the year ended October 31, 2025, the average notional value for the months where the Fund had futures outstanding was $13,571,373 for long positions and $(3,915,330) for short positions.
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of October 31, 2025:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Obligations	$—	$1,712,255	$—	$1,712,255
U.S. Government Agency Securities	—	80,737	—	80,737
Mortgage-Backed Securities#	—	13,609,652	—	13,609,652
Asset-Backed Securities#	—	6,873,641	—	6,873,641
Corporate Bonds#	—	27,190,025	—	27,190,025
Foreign Government Securities	—	2,833,159	—	2,833,159
Short-Term Investments	—	1,784,231	—	1,784,231
Total Investments	$—	$54,083,700	$—	$54,083,700

#	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.

See Notes to Financial Statements

Schedule of Investments Total Return Bond ETF^
(cont’d)

The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s derivatives as of October 31, 2025:

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures@
Assets	$63,721	$—	$—	$63,721
Liabilities	(20,944)	—	—	(20,944)
Total	$42,777	$—	$—	$42,777

@	Futures are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

^   A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Financial Statements

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Statements of Assets and Liabilities

Neuberger Berman ETF Trust

Emerging Markets Debt Hard Currency ETF
October 31, 2025
Assets
Investments in securities, at value* (Note A)— see Schedule of Investments:
Unaffiliated issuers(a)	$106,414,128
Cash	198,027
Foreign currency(b)	354,502
Cash collateral segregated for futures contracts (Note A)	407,353
Cash collateral segregated for centrally cleared swap contracts (Note A)	64,087
Dividends and interest receivable	1,616,195
Receivable for securities sold	—
Receivable for accumulated variation margin on futures contracts (Note A)	—
Receivable from Management (Note B)	14,601
Receivable for Fund shares sold	—
Receivable for accumulated variation margin on centrally cleared swap contracts(c) (Note A)	56,188
Receivable for forward foreign currency contracts (Note A)	244,483
Prepaid expenses and other assets	1,453
Total Assets	109,371,017
Liabilities
Payable to investment manager (Note B)	44,989
Payable for securities purchased	748,027
Payable for accumulated variation margin on futures contracts (Note A)	36,142
Payable for forward foreign currency contracts (Note A)	36,746
Payable to administrator—net (Note B)	—
Payable to trustees	2,767
Payable for audit fees	51,700
Payable for custodian and accounting fees	42,339
Payable for legal fees	12,497
Payable for unfunded loan commitments (Note A)	—
Other accrued expenses and payables	13,176
Total Liabilities	988,383
Net Assets	$108,382,634

Net Assets consist of:
Paid-in capital	$149,343,632
Total distributable earnings/(losses)	(40,960,998)
Net Assets	$108,382,634
Shares Outstanding ($.001 par value; unlimited shares authorized)	2,090,817
Net Asset Value, offering and redemption price per share	$51.84

*Cost of Investments:
(a) Unaffiliated issuers	$101,460,722
(b) Total cost of foreign currency	$354,991
(c) Unamortized upfront payments on centrally cleared swap contracts	$77,527

See Notes to Financial Statements

Energy Transition & Infrastructure ETF	Flexible Credit Income ETF	Short Duration Income ETF	Total Return Bond ETF
October 31, 2025	October 31, 2025	October 31, 2025	October 31, 2025

$22,189,056	$57,535,086	$564,456,928	$54,083,700
—	—	—	—
—	283,065	—	—
—	172,635	2,393,768	109,224
—	139,215	—	—
91,446	711,683	3,375,292	449,224
12,811	2,494	875,215	—
—	14,303	—	42,777
25,354	16,899	—	3,275
—	—	2,549,670	—
—	109,518	—	—
—	57,862	—	—
1,956	2,342	5,496	2,301
22,320,623	59,045,102	573,656,369	54,690,501

10,170	14,373	72,593	12,596
—	1,047,742	18,425,890	1,030,901
—	—	400,104	—
—	1,091	—	—
—	—	19,392	—
3,548	3,548	3,548	3,548
31,220	63,830	52,020	41,910
10,906	15,279	25,069	17,951
13,664	14,518	13,766	13,829
—	—	21	—
7,473	14,726	11,979	15,215
76,981	1,175,107	19,024,382	1,135,950
$22,243,642	$57,869,995	$554,631,987	$53,554,551

$23,358,312	$56,488,589	$570,682,803	$52,582,625
(1,114,670)	1,381,406	(16,050,816)	971,926
$22,243,642	$57,869,995	$554,631,987	$53,554,551
700,001	1,125,001	10,876,382	1,050,001
$31.78	$51.44	$50.99	$51.00

$21,706,937	$56,522,109	$563,781,693	$53,337,622
$—	$287,238	$—	$—
$—	$106,070	$—	$—

Statements of Operations

Neuberger Berman ETF Trust

Emerging Markets Debt Hard Currency ETF(a)
For the Fiscal Year Ended October 31, 2025
Investment Income:
Income (Note A):
Dividend income—unaffiliated issuers	$—
Interest income—unaffiliated issuers	8,774,183
Other income	—
Foreign taxes withheld	(105,767)
Total income	$8,668,416
Expenses:
Investment management fees (Note B)	656,483
Administration fees (Note B)	169,262
Distribution Fees (Note B)	5,401
Transfer agent fees	4,250
Audit fees	49,130
Organization expenses (Note A)	—
Custodian and accounting fees	167,038
Insurance	3,975
Legal fees	67,640
Registration and filing fees	80,597
Shareholder reports	6,363
Stock exchange listing fees	—
Trustees' fees and expenses	55,151
Interest	—
Miscellaneous and other fees (Note A)	27,638
Total expenses	1,292,928

Expenses reimbursed by Management (Note B)	(380,835)
Fees waived (Note B)	(1,910)
Total net expenses	910,183
Net investment income/(loss)	$7,758,233

Realized and Unrealized Gain/(Loss) on Investments (Note A):
Net realized gain/(loss) on:
Transactions in investment securities of unaffiliated issuers	(1,963,795)*
Redemption in-kind	—
Settlement of forward foreign currency contracts	440,447
Settlement of foreign currency transactions	(64,783)
Expiration or closing of futures contracts	(30,073)
Expiration or closing of swap contracts	33,875
Change in net unrealized appreciation/(depreciation) in value of:
Investment securities of unaffiliated issuers	8,998,293 **
Unfunded commitments	—
Forward foreign currency contracts	(273,681)
Foreign currency translations	(45,821)
Futures contracts	44,710
Swap contracts	377,349
Net gain/(loss) on investments	7,516,521
Net increase/(decrease) in net assets resulting from operations	$15,274,754

*	Net of foreign capital gains tax of $63,029 for Emerging Markets Debt Hard Currency ETF.
**	Change in accrued foreign capital gains tax amounted to $7,368 for Emerging Markets Debt Hard Currency ETF.
(a)
After the close of business on August 8, 2025, Neuberger Berman Emerging Markets Debt Fund (the "Predecessor Fund") was
reorganized into Neuberger Berman Emerging Markets Debt Hard Currency ETF. The amounts disclosed include those of the
Predecessor Fund. Refer to Note A in the Notes to Financial Statements for additional information on the reorganization.

See Notes to Financial Statements

Energy Transition & Infrastructure ETF	Flexible Credit Income ETF	Short Duration Income ETF	Total Return Bond ETF
For the Fiscal Year Ended October 31, 2025	For the Fiscal Year Ended October 31, 2025	For the Fiscal Year Ended October 31, 2025	For the Period from December 17, 2024 (Commencement of Operations) to October 31, 2025

$458,104	$—	$—	$—
6,023	3,836,035	14,178,814	2,470,481
—	63,244	7,646	—
(10,730)	(169)	—	—
$453,397	$3,899,110	$14,186,460	$2,470,481

102,461	213,581	449,586	124,231
16,767	48,056	238,016	39,932
—	—	—	—
12,000	12,199	41,202	10,451
31,220	62,840	51,030	42,910
—	—	—	100,153
35,355	56,897	89,816	63,550
203	808	4,770	813
112,243	91,946	104,536	57,510
—	1,927	—	—
4,181	1,076	8,118	2,805
7,703	9,323	9,286	8,067
59,600	55,017	56,020	44,816
—	338	393	—
9,142	20,166	23,585	21,265
390,875	574,174	1,076,358	516,503

(275,694)	(310,381)	(169,076)	(347,467)
—	(53,395)	—	—
115,181	210,398	907,282	169,036
$338,216	$3,688,712	$13,279,178	$2,301,445

98,657	216,871	437,566	36,135
430,483	—	—	—
—	(5,706)	—	—
(385)	(22,955)	—	—
—	(38,986)	(358,339)	107,254
—	185,607	13,823	—

108,315	619,915	2,440,837	746,078
—	—	(21)	—
—	47,040	—	—
1,092	(4,516)	—	—
—	191,776	(453,627)	42,777
—	(55,635)	—	—
638,162	1,133,411	2,080,239	932,244
$976,378	$4,822,123	$15,359,417	$3,233,689

Statements of Changes in Net Assets

Neuberger Berman ETF Trust

	Emerging Markets Debt Hard Currency ETF(a)
	Fiscal Year Ended	Fiscal Year Ended
	October 31, 2025	October 31, 2024
Increase/(Decrease) in Net Assets:
From Operations (Note A):
Net investment income/(loss)	$7,758,233	$9,920,531
Net realized gain/(loss) on investments	(1,584,329)	(5,577,166)
Change in net unrealized appreciation/(depreciation) of investments	9,100,850	14,961,699
Net increase/(decrease) in net assets resulting from operations	15,274,754	19,305,064
Distributions to Shareholders From (Note A):
Distributable earnings	(6,537,548)(b)	(8,113,602)(b)
Tax return of capital	(1,306,035)(b)	(1,373,455)(b)
Total distributions to shareholders	(7,843,583)	(9,487,057)
From Fund Share Transactions (Note D):
Proceeds from shares sold	15,901,843 (c)	28,897,912 (c)
Proceeds from reinvestment of dividends and distributions	6,180,375 (c)	9,371,062 (c)
Payments for shares redeemed	(69,126,693)(c)	(43,611,572)(c)
Net increase/(decrease) from Fund share transactions	(47,044,475)	(5,342,598)
Net Increase/(Decrease) in Net Assets	(39,613,304)	4,475,409
Net Assets:
Beginning of year	147,995,938	143,520,529
End of year	$108,382,634	$147,995,938

(a)
After the close of business on August 8, 2025, Neuberger Berman Emerging Markets Debt Fund (the "Predecessor Fund") was
reorganized into Neuberger Berman Emerging Markets Debt Hard Currency ETF. The amounts disclosed include those of the
Predecessor Fund. Refer to Note A in the Notes to Financial Statements for additional information on the reorganization.

(b)	Included in these amounts are the distributions to shareholders from Institutional Class shares, Class A shares and Class C shares of the Predecessor Fund:

	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024
Distributable earnings:
Emerging Markets Debt Hard Currency ETF
Institutional Class	$(6,266,293)	$(8,044,753)
Class A	(31,259)	(30,430)
Class C	(24,385)	(38,419)
Tax return of capital:
Emerging Markets Debt Hard Currency ETF
Institutional Class	$(979,670)	$(1,359,643)
Class A	(4,810)	(5,590)
Class C	(3,651)	(8,222)

(c)
The dollar amounts disclosed are the total from fund share transaction of the Institutional Class shares, Class A shares and Class C shares of the Predecessor Fund. See Note D of the Notes to Financial Statements for additional information.

See Notes to Financial Statements

Statements of Changes in Net Assets
(cont’d)

Neuberger Berman ETF Trust

	Energy Transition & Infrastructure ETF*
	Fiscal Year Ended	Period Ended from September 1, 2024 to	Fiscal Year Ended
	October 31, 2025	October 31, 2024	August 31, 2024
Increase/(Decrease) in Net Assets:
From Operations (Note A):
Net investment income/(loss)	$338,216	$11,895	$421,033
Net realized gain/(loss) on investments	528,755	7,307,422	(1,709,780)
Change in net unrealized appreciation/(depreciation) of investments	109,407	(6,086,075)	7,340,477
Net increase/(decrease) in net assets resulting from operations	976,378	1,233,242	6,051,730
Distributions to Shareholders From (Note A):
Distributable earnings	(854,662)	—	(328,735)
From Fund Share Transactions (Note D):
Proceeds from shares sold	11,649,548	11,595,742	1,277,559
Payments for shares redeemed	(4,078,800)	(30,648,450)	—
Net increase/(decrease) from Fund share transactions	7,570,748	(19,052,708)	1,277,559
Net Increase/(Decrease) in Net Assets	7,692,464	(17,819,466)	7,000,554
Net Assets:
Beginning of year	14,551,178	32,370,644	25,370,090
End of period	$22,243,642	$14,551,178	$32,370,644

*	The Fund changed its fiscal year end from August 31 to October 31. See Note G of the Notes to Financial Statements.

See Notes to Financial Statements

Statements of Changes in Net Assets
(cont’d)

Neuberger Berman ETF Trust

	Flexible Credit Income ETF		Short Duration Income ETF(a)		Total Return Bond ETF
	Fiscal Year Ended	Period from June 24, 2024 (Commencement of Operations) to	Fiscal Year Ended	Fiscal Year Ended	Period from December 17, 2024 (Commencement of Operations) to
	October 31, 2025	October 31, 2024	October 31, 2025	October 31, 2024	October 31, 2025
Increase/(Decrease) in Net Assets:
From Operations (Note A):
Net investment income/(loss)	$3,688,712	$1,243,197	$13,279,178	$8,558,683	$2,301,445
Net realized gain/(loss) on investments	334,831	281,155	93,050	(2,078,646)	143,389
Change in net unrealized appreciation/(depreciation) of investments	798,580	284,564	1,987,189	7,041,936	788,855
Net increase/(decrease) in net assets resulting from operations	4,822,123	1,808,916	15,359,417	13,521,973	3,233,689
Distributions to Shareholders From (Note A):
Distributable earnings	(4,310,322)	(939,311)	(14,772,769)	(8,270,051)(b)	(2,265,262)
From Fund Share Transactions (Note D):
Proceeds from shares sold	5,136,366	51,352,223	402,879,314	62,450,966 (c)	52,586,124
Proceeds from reinvestment of dividends and distributions	—	—	—	5,735,181 (c)	—
Payments for shares redeemed	—	—	—	(87,896,382)(c)	—
Net increase/(decrease) from Fund share transactions	5,136,366	51,352,223	402,879,314	(19,710,235)	52,586,124
Net Increase/(Decrease) in Net Assets	5,648,167	52,221,828	403,465,962	(14,458,313)	53,554,551
Net Assets:
Beginning of year	52,221,828	—	151,166,025	165,624,338	—
End of year	$57,869,995	$52,221,828	$554,631,987	$151,166,025	$53,554,551

(a)
After the close of business on June 21, 2024, Neuberger Berman Short Duration Bond Fund (the "Predecessor Fund") was reorganized into Neuberger Berman Short Duration Income ETF. The amounts disclosed include those of the Predecessor Fund. Refer to Note A in the Notes to Financial Statements for additional information on the reorganization.

(b)
Included in these amounts are the distributions to shareholders from Investor Class shares, Trust Class shares, Institutional Class shares,
Class A shares, Class C shares and Class R6 shares of the Predecessor Fund:

For the Year Ended October 31, 2024
Distributable earnings:
Short Duration Income ETF
Investor Class	$(478,332)
Trust Class	(55,616)
Institutional Class	(5,168,215)
Class A	(158,054)
Class C	(22,866)

(c)
The dollar amounts disclosed are the total from fund share transactions of the Investor Class shares, Trust Class shares, Institutional class shares, Class A shares, Class C shares and Class R6 shares of the Predecessor Fund. See Note D of the Notes to Financial
Statements for additional information.

See Notes to Financial Statements

Notes to Financial Statements
Note A—Summary of Significant Accounting Policies:
1
General: Neuberger Berman ETF Trust (the "Trust") is a Delaware statutory trust organized pursuant to an Amended and Restated Trust Instrument dated December 8, 2021. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and its shares are registered under the Securities Act of 1933, as amended. Neuberger Berman Emerging Markets Debt Hard Currency ETF ("Emerging Markets Debt Hard Currency ETF"), Neuberger Berman Energy Transition & Infrastructure ETF ("Energy Transition & Infrastructure ETF"), Neuberger Berman Flexible Credit Income ETF ("Flexible Credit Income ETF"), Neuberger Berman Short Duration Income ETF ("Short Duration Income ETF"), and Neuberger Berman Total Return Bond ETF ("Total Return Bond ETF") (each individually a "Fund," and collectively, the "Funds") are separate operating series of the Trust, each of which is diversified except for Energy Transition & Infrastructure ETF. Effective November 1, 2024, Energy Transition & Infrastructure ETF is non-diversified. Each Fund offers and issues shares of beneficial interest ("Shares"). Shares of a Fund represent an equal proportionate interest in the Fund. Each of Flexible Credit Income ETF and Total Return Bond ETF had no operations until June 24, 2024 and December 17, 2024, respectively, other than matters relating to the Fund's organization and its registration of shares under the 1933 Act. As further described in Note A-2, each of Emerging Markets Debt Hard Currency ETF and Short Duration Income ETF commenced operations as an ETF following its reorganization from a mutual fund.

On June 27, 2024, the Trust's Board of Trustees (the "Board") approved a proposal to change the name of the Neuberger Berman Carbon Transition & Infrastructure ETF (the "Fund") to Neuberger Berman Energy Transition & Infrastructure ETF along with a related change to the Fund’s policy to invest at least 80% of its net assets (plus borrowing for investment purposes) in equity securities of carbon transition companies and infrastructure companies ("80% Policy"). The Fund’s 80% Policy was changed to invest at least 80% of its net assets (plus borrowing for investment purposes) in equity securities of energy transition companies and infrastructure companies. The Board also approved related changes to the principal investment strategies to more closely align them with the new name and 80% Policy of the Fund. In addition, the Fund made changes to its portfolio managers, benchmark, distribution frequency (from annual to quarterly), ticker symbol, and the Fund’s fiscal year end (from 8/31 to 10/31). All of these changes were contingent upon shareholder approval of the following proposals: (1) a proposal to change the Fund from a diversified fund to a non-diversified fund; and (2) a proposal to change the Fund’s current fundamental policy on industry concentration to invest greater than 25% of its total assets in the aggregate in the oil, gas, and consumable fuels industry. In addition to these two proposals, shareholders were asked to approve a proposal to change the Fund’s current management agreement from a unitary fee arrangement to a separate management agreement and administration agreement. As announced in a supplement to the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information dated October 15, 2024, shareholders approved all three proposals at a meeting held on October 14, 2024 and all of the changes described above were effective November 1, 2024, except that the fiscal year end change was effective October 15, 2024.
A balance indicated with a "—", reflects either a zero balance or a balance that rounds to less than 1.
The assets of each Fund belong only to that Fund, and the liabilities of each Fund are borne solely by that Fund and no other series of the Trust.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946 "Financial Services—Investment Companies."
The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires Management to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.
2
Reorganizations: Pursuant to an Agreement and Plan of Reorganization previously approved by the Board of Trustees of the applicable trust, the following funds (each, a "Predecessor Fund" and collectively, the

"Predecessor Funds") were each reorganized into a newly organized series of the Trust (each, a "New Fund" and collectively, the "New Funds") (each, a "Reorganization") as of the close of business on the dates noted below (each, a "Closing Date"). Shares of each New Fund were initially listed on the NYSE Arca, Inc. (the "Exchange") on the dates noted below.
Predecessor Fund	New Fund	Closing Date	Initial Listing Date on the Exchange
Neuberger Berman Short Duration Bond Fund	Short Duration Income ETF	June 21, 2024	June 24, 2024
Neuberger Berman Emerging Markets Debt Fund	Emerging Markets Debt Hard Currency ETF	August 8, 2025	August 11, 2025
Each New Fund was organized solely in connection with its respective Reorganization for the purpose of acquiring the assets and liabilities of its respective Predecessor Fund and continuing the operations of the Predecessor Fund as an ETF. Each New Fund had no investment operations or performance history prior to the Closing Date. Each New Fund is the surviving legal entity, but has adopted the performance, cost basis of securities received and financial history of its respective Predecessor Fund, which is included in these financial statements. Each Reorganization was structured to be a tax-free reorganization under the U.S. Internal Revenue Code. In connection with each Reorganization, shareholders of a Predecessor Fund received shares of the New Fund equal in value to the number of shares of the Predecessor Fund they owned on the Closing Date, including a cash payment in lieu of any fraction of a share of the New Fund, which cash payment may have been taxable. Each New Fund has the same investment adviser, and for Emerging Markets Debt Hard Currency ETF, the same sub-adviser, investment objective and fundamental investment policies as its Predecessor Fund. Short Duration Income ETF has a substantially similar principal investment strategy as its Predecessor Fund. Emerging Markets Debt Hard Currency ETF invests in emerging markets debt securities as the Predecessor Fund did, but the ETF has a different principal investment strategy than the Predecessor Fund as it invests primarily in emerging markets debt securities denominated in hard currencies. Effective as of the close of business on its Closing Date, each Predecessor Fund ceased operations in connection with the consummation of its Reorganization. In addition, after the close of business on June 14, 2024 (for Neuberger Berman Short Duration Bond Fund) and July 25, 2025 (for Neuberger Berman Emerging Markets Debt Fund), the respective Predecessor Funds conducted a reverse stock split pursuant to a stock split ratio of 1:0.1417 (old to new for Neuberger Berman Short Duration Bond Fund) and 1:0.1421 (old to new for Neuberger Berman Emerging Markets Debt Fund).
3
Portfolio valuation: In accordance with ASC 820 "Fair Value Measurement" ("ASC 820"), all investments held by each of the Funds are carried at the value that Management believes a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Funds' investments, some of which are discussed below. At times, Management may need to apply significant judgment to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
•
Level 1 – unadjusted quoted prices in active markets for identical investments

•
Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)

•
Level 3 – unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Funds’ investments in equity securities, master limited partnerships and limited partnerships, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.
The value of the Funds’ investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on bid quotations, or if quotations are not available, by methods that include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Funds:
Corporate Bonds. Inputs used to value corporate debt securities generally include relevant credit information, observed market movements, sector news, U.S. Treasury yield curve or relevant benchmark curve, and other market information, which may include benchmark yield curves, reported trades, broker-dealer quotes, issuer spreads, comparable securities, and reference data, such as market research publications, when available ("Other Market Information").
U.S. Treasury Obligations. Inputs used to value U.S. Treasury securities generally include quotes from several inter-dealer brokers and Other Market Information.
U.S. Government Agency Securities. Inputs used to value U.S. Government Agency securities generally include obtaining benchmark quotes and Other Market Information.
Asset-Backed Securities and Mortgage-Backed Securities. Inputs used to value asset-backed securities and mortgage-backed securities generally include models that consider a number of factors, which may include the following: prepayment speeds, cash flows, spread adjustments and Other Market Information.
Collateralized Loan Obligations (CLOs). The value of collateralized loan obligations is primarily determined by cash flow data, relevant loan pricing data and market color, and research from market participants and trading desks (Level 2 or 3 inputs).
High Yield Securities. Inputs used to value high yield securities generally include a number of observations of equity and credit default swap curves related to the issuer and Other Market Information.
Municipal Debt Securities. Inputs used to value municipal debt securities include current trades, bid-wanted lists (which informs the market that a holder is interested in selling a position and that offers will be considered), offerings, general information on market movement, direction, trends, and specific data on specialty issues.
Emerging Markets Debt and Foreign Government Securities. Inputs used to value emerging markets debt and foreign government securities generally include dealer quotes, bond market activity, discounted cash flow models, and other relevant information such as credit spreads, benchmark curves and Other Market Information.
The value of credit linked notes is determined by obtaining a valuation from a calculation agent and is primarily based on the underlying reference security (Level 2 inputs).

The value of loan assignments is determined by Management primarily by obtaining valuations from independent pricing services based on broker quotes (generally Level 2 or Level 3 inputs depending on the number of quotes available).
The value of futures contracts is determined by Management by obtaining valuations from independent pricing services at the settlement price at the market close (Level 1 inputs).
The value of credit default swaps is determined by Management by obtaining valuations from independent pricing services using a model that considers a number of factors, which may include default probabilities, credit curves, recovery rates and cash flows (Level 2 inputs).
The value of forward foreign currency contracts ("forward FX contracts") is determined by Management by obtaining valuations from independent pricing services based on actual traded currency rates on independent pricing services’ networks, along with other traded and quoted currency rates provided to the pricing services by leading market participants (Level 2 inputs).
Management has developed a process to periodically review information provided by independent pricing services for all types of securities.
Investments in non-exchange traded investment companies are valued using the respective fund’s daily calculated net asset value ("NAV") per share (Level 2 inputs), when available.
If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount a Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not available, the security is valued using methods Management has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Pursuant to Rule 2a-5 under the 1940 Act, the Board designated Management as the Funds' valuation designee. As the Funds' valuation designee, Management is responsible for determining fair value in good faith for all Fund investments. Inputs and assumptions considered in determining fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of security; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers or pricing services; information obtained from the issuer and analysts; an analysis of the company’s or issuer’s financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.
The value of the Funds’ investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are normally translated from the local currency into U.S. dollars using the exchange rates as of 4:00 p.m., Eastern Time, on days the New York Stock Exchange ("NYSE") is open for business. Management has approved the use of ICE Data Services ("ICE") to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that a Fund could expect to receive for those securities or when foreign markets are closed and U.S. markets are open. In each of these events, ICE will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). Management has also approved the use of ICE to evaluate the prices of foreign debt securities as of the time at which a Fund’s share price is calculated. ICE utilizes benchmark spread and yield curves and evaluates available market activity from the local close to the time as of which a Fund’s share price is calculated (Level 2 inputs) to assist in determining prices for certain foreign debt securities. In the case of both foreign equity and foreign debt securities, in the absence of precise information about the market values of these foreign securities as of the time at which a Fund’s share price is calculated, Management has determined based on available data that prices adjusted or evaluated in this way are likely to be closer to the prices a Fund could realize on a current sale than the prices of those securities established at the close of the foreign markets in which the securities primarily trade.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or traded.
4
Foreign currency translations: The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are normally translated into U.S. dollars using the exchange rate as of 4:00 p.m. Eastern Time, on days the NYSE is open for business, to determine the value of investments, other assets and liabilities. Purchase and sale prices of securities, and income and expenses, are translated into U.S. dollars at the prevailing rate of exchange on the respective dates of such transactions. Net unrealized foreign currency gain/(loss), if any, arises from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in exchange rates and is stated separately in the Statements of Operations.

5
Securities transactions and investment income: Securities transactions are recorded on trade date for financial reporting purposes. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as a Fund becomes aware of the dividends. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, including accretion of discount (adjusted for original issue discount, where applicable), and amortization of premium, where applicable, is recorded on the accrual basis. Realized gains and losses from securities transactions and foreign currency transactions, if any, are recorded on the basis of identified cost and stated separately in the Statements of Operations. Included in net realized gain/(loss) on investments are proceeds from the settlement of class action litigation(s) in which certain of the Funds participated as a class member. The amount of such proceeds for the year ended October 31, 2025, was as follows:

Emerging Markets Debt Hard Currency ETF	$42
Short Duration Income ETF	47
6
Income tax information: Each Fund is treated as a separate entity for U.S. federal income tax purposes. It is the policy of each Fund to qualify, or continue  to qualify for, treatment as a regulated investment company ("RIC") by complying with the requirements of the U.S. Internal Revenue Code applicable to RICs and to distribute substantially all of its net investment income and net realized capital gains to its shareholders. To the extent a Fund distributes substantially all of its net investment income and net realized capital gains to shareholders, no federal income or excise tax provision is required.

ASC 740 "Income Taxes" sets forth a minimum threshold for financial statement recognition of a tax position taken, or expected to be taken, in a tax return. The Funds recognize interest and penalties, if any, related to unrecognized tax positions as an income tax expense in the Statements of Operations. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the tax years for which the applicable statutes of limitations have not yet expired. Management has analyzed each Fund's tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Funds' financial statements.
For federal income tax purposes, the estimated cost and unrealized appreciation/(depreciation) in value of investments held at October 31, 2025 were as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Emerging Markets Debt Hard Currency ETF	$102,249,242	$5,782,069	$1,659,087	$4,122,982
Energy Transition & Infrastructure ETF	21,580,553	1,708,841	1,100,338	608,503
Flexible Credit Income ETF	56,572,209	1,211,787	248,910	962,877
Short Duration Income ETF	564,315,129	3,141,634	2,999,856	141,778
Total Return Bond ETF	53,354,910	881,467	152,677	728,790
Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Fund, timing differences and differing characterization of distributions made by each Fund. The Funds may also utilize earnings and profits distributed to shareholders on redemption of their shares as a part of the dividends-paid deduction for income tax purposes.
Any permanent differences resulting from different book and tax treatment are reclassified at year-end and have no impact on net income, NAV or NAV per share of the Funds. For the year ended October 31, 2025, the Funds recorded permanent reclassifications related to one or more of the following: non-deductible excise taxes, prior year true up adjustments, prior year partnership adjustments, gains (losses) & tax adjustments on securities redeemed in kind and taxable overdistribution. For the year ended October 31, 2025, the Funds recorded the following permanent reclassifications:

	Paid-in Capital	Total Distributable Earnings/(Losses)
Emerging Markets Debt Hard Currency ETF	$3,110	$(3,110)
Energy Transition & Infrastructure ETF	59,051	(59,051)
Flexible Credit Income ETF	—	—
Short Duration Income ETF	—	—
Total Return Bond ETF	(3,499)	3,499
The tax character of distributions paid during the years ended October 31, 2025, and October 31, 2024, was as follows:

	Distributions Paid From:
	Ordinary Income		Long-Term Capital Gain		Return of Capital		Total
	2025	2024	2025	2024	2025	2024	2025	2024
Emerging Markets Debt Hard Currency ETF(a)(b)	$6,537,548	$8,113,602	$—	$—	$1,306,035	$1,373,455	$7,843,583	$9,487,057
Energy Transition & Infrastructure ETF	854,662	328,735 (c)(d)(e)	—	— (c)(d)(e)	—	— (c)(d)(e)	854,662	328,735 (c)(d)(e)
Flexible Credit Income ETF	4,252,409	939,311 (f)	57,913	— (f)	—	— (f)	4,310,322	939,311 (f)
Short Duration Income ETF	14,772,769	8,270,051 (b)(g)	—	— (b)(g)	—	— (b)(g)	14,772,769	8,270,051 (b)(g)
Total Return Bond ETF	2,265,262 (h)	—	— (h)	—	— (h)	—	2,265,262 (h)	—

(a)	After the close of business on August 8, 2025, the Predecessor Fund was reorganized into Emerging Markets Debt Hard Currency ETF.
(b)	Amounts disclosed are inclusive of the Predecessor Fund.
(c)	On June 27, 2024, the Board approved a change in fiscal year end from August 31 to October 31. This change was effective beginning with the current fiscal period, September 1, 2024.
(d)	There were no distributions during September 1, 2024 to October 31, 2024.
(e)	Year ended August 31.
(f)	Period from June 24, 2024 (Commencement of Operations) to October 31, 2024.
(g)	After the close of business on June 21, 2024, the Predecessor Fund was reorganized into Short Duration Income ETF.
(h)	Period from December 17, 2024 (Commencement of Operations) to October 31, 2025.

As of October 31, 2025, the components of distributable earnings (accumulated losses) on a U.S. federal income tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Unrealized Appreciation/ (Depreciation)	Loss Carryforwards and Deferrals	Other Temporary Differences	Total
Emerging Markets Debt Hard Currency ETF(a)	$—	$—	$4,125,275	$(45,076,188)	$(10,085)	$(40,960,998)
Energy Transition & Infrastructure ETF	—	—	610,368	(1,725,038)	—	(1,114,670)
Flexible Credit Income ETF	99,153	343,101	958,705	—	(19,553)	1,381,406
Short Duration Income ETF	198,258	—	141,778	(16,390,852)	—	(16,050,816)
Total Return Bond ETF(b)	268,711	—	728,790	(4,417)	(21,158)	971,926

(a)	Amounts disclosed are inclusive of the Predecessor Fund.
(b)	Period from December 17, 2024 (Commencement of Operations) to October 31, 2025.
The temporary differences between book basis and tax basis distributable earnings are primarily related to one or more of the following: losses disallowed and/or recognized on wash sales and straddles, amortization of organizational expenses, amortization of bond premium, defaulted bond adjustments, mark-to-market adjustments on swaps, futures, forward FX contracts and options, tax adjustments related to partnerships, swap contracts and other investments.
To the extent each Fund’s net realized capital gains, if any, can be offset by capital loss carryforwards, it is the policy of each Fund not to distribute such gains. Capital loss carryforward rules allow for RICs to carry forward capital losses indefinitely and to retain the character of capital loss carryforwards as short-term or long-term. As determined at October 31, 2025, the following Funds had unused capital loss carryforwards available for federal income tax purposes to offset future net realized capital gains, if any, as follows:

	Capital Loss Carryforwards
	Long-Term	Short-Term
Emerging Markets Debt Hard Currency ETF	$27,062,689	$18,013,499
Energy Transition & Infrastructure ETF	794,689	930,349
Short Duration Income ETF	11,575,083	4,815,769
During the year ended October 31, 2025, Energy Transition & Infrastructure ETF utilized capital loss carryforwards of $80,379.
7
Foreign taxes: Foreign taxes withheld, if any, represent amounts withheld by foreign tax authorities, net of refunds recoverable.

Foreign capital gains on certain foreign securities may be subject to foreign taxes, which are accrued as applicable. Emerging Markets Debt Hard Currency ETF accrue capital gains tax on unrealized and realized gains for certain securities. Emerging Markets Debt Hard Currency ETF had realized capital gains taxes of $63,029, which is reflected in the Statements of Operations.
As a result of several European Court of Justice ("ECJ") court cases in certain countries across the European Union ("EU"), certain of the Funds that invest in foreign securities may file tax reclaims for previously withheld taxes on dividends earned in those countries ("ECJ tax reclaims"). ECJ tax reclaims are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the EU, as well as a number of related judicial proceedings. When any such ECJ tax reclaims are not "more likely than not" to be sustained after examination by tax authorities, then no amounts are included in the Statements of Assets and Liabilities. Income recognized for ECJ tax reclaims, if any, would be included in "Investment Income" in the Statements of Operations and the cost to file these additional ECJ tax reclaims, if any, would be included in "Miscellaneous and other fees" in the Statements of Operations.

8
Distributions to shareholders: Each Fund may earn income, net of expenses, daily on its investments. Ordinarily, distributions from net investment income are declared on each business day and paid monthly for Emerging Markets Debt Hard Currency ETF, Flexible Credit Income ETF, Short Duration Income ETF and Total Return Bond ETF, and distributions from net realized capital gains, if any, are generally distributed once a year (usually in December). Distributions from net investment income and net realized capital gains, if any, are generally distributed once a year (usually in December) for Energy Transition & Infrastructure ETF through October 31, 2024. Distributions to shareholders were recorded on the ex-date.

In connection with the changes discussed in Note A-1, effective November 1, 2024, Energy Transition & Infrastructure ETF changed the frequency of its distributions so that the Fund distributes net investment income on a quarterly basis.
9
Investments in foreign securities: Investing in foreign securities may involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability, nationalization, expropriation, or confiscatory taxation) and the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States. Foreign securities also may experience greater price volatility, higher rates of inflation, and delays in settlement.

Currency exchange rates may fluctuate significantly over short periods of time and can be affected unpredictably by various factors, including investor perception and changes in interest rates; intervention, or failure to intervene, by U.S. or foreign governments, central banks, or supranational entities; or by currency controls or political developments in the U.S. or abroad.
Additional risks include exposure to less developed or less efficient trading markets; social, political, diplomatic, or economic instability; trade barriers and other protectionist trade policies (including those of the U.S.); imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals; significant government involvement in an economy and/or market structure; fluctuations in foreign currencies or currency redenomination; potential for default on sovereign debt; nationalization or expropriation of assets; settlement, custodial or other operational risks; higher transaction costs; confiscatory withholding or other taxes; and less stringent auditing and accounting, corporate disclosure, governance, and legal standards. To the extent a foreign security is denominated in U.S. dollars, there is also the risk that a foreign government will not let U.S. dollar-denominated assets leave the country.
The governments of emerging market countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, intervene in the financial markets, and/or impose burdensome taxes that could adversely affect security prices.
10
Investment company securities and other exchange-traded funds: The Funds may invest in shares of other registered investment companies, including other exchange-traded funds ("ETFs"), within the limitations prescribed by the 1940 Act, in reliance on rules adopted by the Securities and Exchange Commission ("SEC"), particularly Rule 12d1-4, or any other applicable exemptive relief. Rule 12d1-4 permits investments in other registered investment companies in excess of the limitations of the 1940 Act if a Fund complies with the conditions of the Rule. Shareholders of a Fund will indirectly bear their proportionate share of any management fees and other expenses paid by such other investment companies, in addition to the management fees and expenses of the Fund.

11
When-issued/delayed delivery securities: The Funds may purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time a Fund enters into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the NAV. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to a Fund until payment takes place. When-issued and delayed delivery transactions can have a leverage-like effect on a Fund, which can increase fluctuations in the Fund’s NAV. Certain risks may arise upon entering into when-issued or delayed delivery securities transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.
12
Organization expenses: Costs incurred by Total Return Bond ETF in connection with its organization, which amounted to $100,153, and is reflected in "Organization expenses" in the Statements of Operations, have been expensed as incurred.

13
Derivative instruments: Certain Funds' use of derivatives during the year ended October 31, 2025, is described below. Please see the Schedule of Investments for each Fund's open positions in derivatives, if any, at October 31, 2025. The disclosure requirements of ASC 815 "Derivatives and Hedging" ("ASC 815") distinguish between derivatives that qualify for hedge accounting and those that do not. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statements of Operations, they do not qualify for hedge accounting. Accordingly, even though a Fund’s investments in derivatives may represent economic hedges, they are considered non-hedge transactions for purposes of this disclosure.

Rule 18f-4 under the 1940 Act regulates the use of derivatives for certain funds registered under the 1940 Act ("Rule 18f-4"). Unless a Fund qualifies as a "limited derivatives user" as defined in Rule 18f-4, the Fund is subject to a comprehensive derivatives risk management program, is required to comply with certain value-at-risk based leverage limits and is required to provide additional disclosure both publicly and to the SEC regarding its derivatives positions. If a Fund qualifies as a limited derivatives user, Rule 18f-4 requires the Fund to have policies and procedures to manage its aggregate derivatives risk.
Futures contracts: During the year ended October 31, 2025, Emerging Markets Debt Hard Currency ETF used futures for economic hedging purposes, including as a maturity or duration management device. During the year ended October 31, 2025, Flexible Credit Income ETF used futures to manage or adjust the risk profile and investment exposure of the Fund or individual positions, to obtain or reduce exposure to certain markets, to establish net short or long positions for markets, currencies or securities, to adjust the duration of the Fund’s portfolio and to enhance total return. During the year ended October 31, 2025, Short Duration Income ETF used futures for economic hedging purposes, including as a maturity or duration management device. During the year ended October 31, 2025, Total Return Bond ETF used futures to manage or adjust the risk profile and investment exposure of the Fund, including to adjust the duration and yield curve exposure of the Fund’s portfolio.
Futures contracts may include certain options on exchange-traded futures contracts. At the time a Fund enters into a futures contract, it is required to deposit with the futures commission merchant a specified amount of cash or liquid securities, known as "initial margin," which is a percentage of the value of the futures contract being traded that is set by the exchange upon which the futures contract is traded. Each day, the futures contract is valued at the official settlement price of the board of trade or U.S. commodity exchange on which such futures contract is traded. Subsequent payments, known as "variation margin," to and from the broker are made on a daily basis, or as needed, as the market price of the futures contract fluctuates. Daily variation margin adjustments, arising from this "mark to market," are recorded by a Fund as unrealized gains or losses.
Although some futures by their terms call for actual delivery or acquisition of the underlying securities or currency, in most cases the contracts are closed out prior to delivery by offsetting purchases or sales of matching futures. When the contracts are closed or expire, a Fund recognizes a gain or loss. Risks of entering into futures contracts include the possibility there may be an illiquid market, possibly at a time of rapidly declining prices, and/or a change in the value of the contract may not correlate with changes in the value of the underlying securities. Futures executed on regulated futures exchanges have minimal counterparty risk to a Fund because the exchange’s clearinghouse assumes the position of the counterparty in each transaction. Thus, a Fund is exposed to risk only in connection with the clearinghouse and not in connection with the original counterparty to the transaction.

For U.S. federal income tax purposes, the futures transactions undertaken by a Fund may cause the Fund to recognize gains or losses from marking contracts to market even though its positions have not been sold or terminated, may affect the character of the gains or losses recognized as long-term or short-term, and may affect the timing of some capital gains and losses realized by the Fund. Also, a Fund’s losses on transactions involving futures contracts may be deferred rather than being taken into account currently in calculating such Fund’s taxable income.
Forward foreign currency contracts: During the year ended October 31, 2025, Emerging Markets Debt Hard Currency ETF used forward FX contracts to systematically hedge non-USD exposure back to the Fund’s base currency, USD; whereas its Predecessor Fund used forward FX contracts to manage or adjust views on foreign exchange rate movements and currency exposure, to apply foreign exchange leverage or reduce FX risk, and to gain exposure to markets where the portfolio managers believe these instruments provide better liquidity and value than bonds. During the year ended October 31, 2025, Flexible Credit Income ETF used forward FX contracts to manage or adjust the risk profile for foreign currency exposures in the Fund, to obtain or reduce economic exposure, to establish net short or long positions for markets or securities and to enhance total return.
A forward FX contract is an agreement between two parties to buy or sell a specific currency for another at a set price on a future date, and is individually negotiated and privately traded by currency traders and their customers in the interbank market. The market value of a forward FX contract fluctuates with changes in forward currency exchange rates. Forward FX contracts are marked to market daily, and the change in value is recorded by the Fund as an unrealized gain or loss. At the consummation of a forward FX contract to purchase or sell currency, the Fund may either exchange the currencies specified at the maturity of the forward FX contract or enter into a closing transaction involving the purchase or sale of an offsetting forward FX contract. Closing transactions with respect to forward FX contracts are usually performed with the counterparty to the original forward FX contract. The gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing a contract is included in "Net realized gain/(loss) on settlement of forward foreign currency contracts" in the Statements of Operations. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund’s Statement of Assets and Liabilities. In addition, the Fund could be exposed to risks associated with fluctuations in foreign currency and the risk the counterparty will fail to fulfill its obligation.
Credit default swap contracts: During the year ended October 31, 2025, Emerging Markets Debt Hard Currency ETF used credit default swaps to manage or adjust credit risk of the Fund, to take advantage of the portfolio managers’ views on credit risk and market pricing of credit events and in an effort to leverage or reduce risk exposures by selling or buying protection. During the year ended October 31, 2025, Flexible Credit Income ETF used credit default swaps for economic hedging purposes, to manage or adjust the risk profile and investment exposure of the Fund or individual positions, to obtain or reduce exposure to certain markets, to establish net short or long positions for markets or securities and to enhance total return. During the year ended October 31, 2025, Short Duration Income ETF used credit default swaps for economic hedging purposes, to manage or adjust the risk profile and investment exposure of the Fund or individual positions, to obtain or reduce exposure to certain markets, to establish net short or long positions for markets or securities and to enhance total return. When a Fund is the buyer of a credit default swap contract, it is entitled to receive the notional amount of the swap from the counterparty if a credit event occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would have spent the stream of payments and received no proceeds from the contract. When a Fund is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If a Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make (or the risk of loss) would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation. As the seller, the Fund may add economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The net periodic payments paid or received on the swap contract are accrued daily as a component of unrealized appreciation/(depreciation) and are recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation/(depreciation) in an amount equal to the daily valuation of swaps. For over-the-counter ("OTC") credit default swaps, cash settlement in and out of the swaps may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement, and is generally determined based on limits and thresholds established as part of an agreement between the Fund and the counterparty. For financial reporting purposes, unamortized upfront payments/(receipts), if any, are netted with unrealized appreciation or (depreciation) and net interest receivable or payable on swap contracts to determine the fair value of swaps.
Interest rate/Inflation swap contracts: During the year ended October 31, 2025, Emerging Markets Debt Hard Currency ETF's Predecessor Fund used interest rate swaps to manage or adjust interest rate risk of the Fund, to take advantage of the portfolio managers’ views on interest rates and market pricing of future monetary policy, to obtain exposure on a maturity horizon where bonds are illiquid or are unavailable, and to obtain leveraged or reduced rate positions. Under the terms of interest rate/inflation swaps, the Fund agrees to pay the swap counterparty a fixed-rate payment in exchange for the counterparty’s paying the Fund a variable-rate payment, or the Fund agrees to pay the swap counterparty a variable-rate payment in exchange for the counterparty’s paying the Fund a fixed-rate payment. The fixed-rate and variable-rate payment flows are paid by one party to the other on a periodic basis and netted against each other when applicable. There is no guarantee that these interest rate/inflation swap transactions will be successful in reducing or limiting risk.
Risks may arise if the counterparty to an interest rate/inflation swap contract fails to comply with the terms of its contract. The loss incurred due to the failure of a counterparty is generally limited to the net interest payment to be received by the Fund and/or the termination value at the end of the contract. Additionally, risks may arise if there is no liquid market for these agreements or from movements in interest rates unanticipated by Management.
Periodic expected interim net interest payments or receipts on the swaps are recorded as an adjustment to unrealized gains/losses, along with the fair value of the future periodic payment or receivable streams on the swaps. The unrealized gains/losses associated with the periodic interim net interest payments or receipts are reclassified to realized gains/losses in conjunction with the actual net payment or receipt of such amounts. For OTC interest rate/inflation swaps, cash settlement in and out of the swaps may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement, and is generally determined based on limits and thresholds established as part of an agreement between the Fund and the counterparty. The reclassifications do not impact the Fund’s total net assets or its total net increase (decrease) in net assets resulting from operations.
Centrally cleared swap contracts: Certain clearinghouses currently offer clearing for limited types of derivative transactions. In a cleared derivative transaction, a Fund typically enters into the transaction with a financial institution counterparty that is then cleared through a central clearinghouse. Upon acceptance of a swap by a central clearinghouse, the original swap is extinguished and replaced with a swap with the clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of the original counterparty. A Fund typically will be required to post specified levels of both initial and variation margin with the clearinghouse or at the instruction of the clearinghouse. The daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the central clearing party. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation and net interest receivable or payable on swap contracts to determine the fair value of swaps.
Options: During the year ended October 31, 2025, Emerging Markets Debt Hard Currency ETF’s Predecessor Fund used FX option contracts to manage or adjust views on foreign currency exposure and foreign currency implied volatility structures, to apply foreign exchange leverage, and to gain exposure to markets where the portfolio managers believe these instruments provide better liquidity and value than bonds or Forward foreign currency contracts.
Premiums paid by a Fund upon purchasing a call or put option are recorded in the asset section of the Fund’s Statement of Assets and Liabilities and are subsequently adjusted to the current market value. When an option is exercised, closed, or expired, a Fund realizes a gain or loss and the asset is eliminated. For purchased call options, a Fund’s loss is limited to the amount of the option premium paid.
Premiums received by a Fund upon writing a call option or a put option are recorded in the liability section of the Fund’s Statement of Assets and Liabilities and are subsequently adjusted to the current market value. When an option is exercised, closed, or expired, a Fund realizes a gain or loss and the liability is eliminated.
When writing a covered call option, a Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline. When writing a put option, a Fund, in return for the premium, takes the risk that it must purchase the underlying security at a price that may be higher than the current market price of the security. If a call or put option that a Fund has written expires unexercised a Fund will realize a gain for the amount of the premium. All securities covering outstanding written options are held in escrow by the custodian bank.
At October 31, 2025, the Funds listed below had the following derivatives (which did not qualify as hedging instruments under ASC 815), grouped by primary risk exposure:

	Asset Derivatives		Liability Derivatives
Fund	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Emerging Markets Debt Hard Currency ETF
Futures
Interest rate risk	Receivable/Payable for accumulated variation margin on futures contracts	$42,855	Receivable/Payable for accumulated variation margin on futures contracts	$(78,997)
Forward FX contracts
Currency risk	Receivable for forward foreign currency contracts	244,483	Payable for forward foreign currency contracts	(36,746)
Centrally cleared swaps
Credit risk	Receivable/Payable for accumulated variation margin on centrally cleared swap contracts(a)	56,188	Receivable/Payable for accumulated variation margin on centrally cleared swap contracts(a)	—
Flexible Credit Income ETF
Futures
Interest rate risk	Receivable/Payable for accumulated variation margin on futures contracts	31,130	Receivable/Payable for accumulated variation margin on futures contracts	(16,827)
Forward FX contracts
Currency risk	Receivable for forward foreign currency contracts	57,862	Payable for forward foreign currency contracts	(1,091)
Centrally cleared swaps
Credit risk	Receivable/Payable for accumulated variation margin on centrally cleared swap contracts(a)	109,518	Receivable/Payable for accumulated variation margin on centrally cleared swap contracts(a)	—

	Asset Derivatives		Liability Derivatives
Fund	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Short Duration Income ETF
Futures
Interest rate risk	Receivable/Payable for accumulated variation margin on futures contracts	$76,710	Receivable/Payable for accumulated variation margin on futures contracts	$(476,814)
Total Return Bond ETF
Futures
Interest rate risk	Receivable/Payable for accumulated variation margin on futures contracts	63,721	Receivable/Payable for accumulated variation margin on futures contracts	(20,944)

(a)	"Centrally cleared swaps" reflect the cumulative unrealized appreciation/(depreciation) of the centrally cleared swap contracts plus accrued interest as of October 31, 2025.
The impact of the use of these derivative instruments on the Statements of Operations during the year ended October 31, 2025, was as follows:

Fund	Net Realized Gain/ (Loss) on Derivatives(a)	Change in Net Unrealized Appreciation/ (Depreciation) on Derivatives(b)
Emerging Markets Debt Hard Currency ETF
Futures
Interest rate risk	$(30,073)	$44,710
Forward FX contracts
Currency risk	440,447	(273,681)
Swaps
Interest rate risk	43,038	371,363
Credit risk	(9,163)	5,986
Total swaps	33,875	377,349
Options purchased
Currency risk	(11,782)	(6,211)
Flexible Credit Income ETF
Futures
Interest rate risk	(38,986)	191,776
Forward FX contracts
Currency risk	(5,706)	47,040
Swaps
Credit risk	185,607	(55,635)
Short Duration Income ETF
Futures
Interest rate risk	(358,339)	(453,627)
Swaps
Credit risk	13,823	-

Fund	Net Realized Gain/ (Loss) on Derivatives(a)	Change in Net Unrealized Appreciation/ (Depreciation) on Derivatives(b)
Total Return Bond ETF
Futures
Interest rate risk	$107,254	$42,777

(a)	Net realized gain/(loss) on derivatives is located in the Statements of Operations each under the caption, "Net realized gain/(loss) on:"

Futures	Expiration or closing of futures contracts
Forward FX contracts	Settlement of forward foreign currency contracts
Swaps	Expiration or closing of swap contracts
Options purchased	Transactions in investment securities of unaffiliated issuers

(b)	Change in net unrealized appreciation/(depreciation) is located in the Statements of Operations each under the caption, "Change in net unrealized appreciation/(depreciation) in value of:"

Futures	Futures contracts
Forward FX contracts	Forward foreign currency contracts
Swaps	Swap contracts
Option purchased	Investment securities of unaffiliated issuers
While the Funds may receive rights and warrants in connection with their investments in securities, these rights and warrants are not considered "derivative instruments" under ASC 815.
Management has concluded that Energy Transition & Infrastructure ETF did not hold any derivative instruments during the year ended October 31, 2025 that require additional disclosures pursuant to ASC 815.
14
Securities lending: Each Fund, using State Street Bank and Trust Company ("State Street") as its lending agent, may loan securities to qualified brokers and dealers in exchange for negotiated lender’s fees. These fees, if any, would be disclosed within the Statements of Operations under the caption "Income from securities loaned—net" and are net of expenses retained by State Street as compensation for its services as lending agent.

The initial collateral received by a Fund at the beginning of each transaction shall have a value equal to at least 102% of the prior day’s market value of the loaned securities (105% in the case of international securities). Collateral in the form of cash and/or securities issued or guaranteed by the U.S. government or its agencies, equivalent to at least 100% of the market value of securities, is maintained at all times. Thereafter, the value of the collateral is monitored on a daily basis, and collateral is moved daily between a counterparty and a Fund until the close of the transaction. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of State Street and is included on the Statements of Assets and Liabilities under the caption "Investments in securities at value—Unaffiliated issuers". The total value of securities received as collateral for securities on loan is included in a footnote following the applicable Schedule of Investments, but is not included within the Statements of Assets and Liabilities because the receiving Fund does not have the right to sell or repledge the securities received as collateral. The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities. Any increase or decrease in the fair value of the securities loaned and any interest earned or dividends paid or owed on those securities during the term of the loan would accrue to that Fund.
As of October 31, 2025, the Funds did not participate in securities lending.
15
Offsetting assets and liabilities: The Funds are required to disclose both gross and net information for assets and liabilities related to OTC derivatives, and securities lending and securities borrowing transactions that are eligible for offset or subject to an enforceable master netting or similar agreement. Emerging Markets Debt Hard Currency ETF and Flexible Credit Income ETF held one or more of these investments at October 31, 2025. The Funds' OTC derivative assets and liabilities at fair value by type and securities lending assets are reported gross in the Statements of Assets and Liabilities. The following tables present derivative and securities lending assets and liabilities by counterparty, net of amounts available for offset under a master netting or similar agreement and net of the related collateral received by a Fund for assets and pledged by a Fund for liabilities as of October 31, 2025.
Description	Gross Amounts of Assets Presented in the Statements of Assets and Liabilities	Gross Amounts of Liabilities Presented in the Statements of Assets and Liabilities
Emerging Markets Debt Hard Currency ETF
Forward FX contracts	$244,483	$(36,746)
Total	$244,483	$(36,746)
Flexible Credit Income ETF
Forward FX contracts	$57,862	$(1,091)
Total	$57,862	$(1,091)

Gross Amounts Not Offset in the Statements of Assets and Liabilities:
	Assets				Liabilities
Counterparty	Gross Amounts Presented in the Statements of Assets and Liabilities	Liabilities Available for Offset	Collateral Received(a)	Net Amount(b)	Gross Amounts Presented in the Statements of Assets and Liabilities	Assets Available for Offset	Collateral Pledged(a)	Net Amount(b)
Emerging Markets Debt Hard Currency ETF
BCB	$1,137	$—	$—	$1,137	$—	$—	$—	$—
CITI	243,346	(36,746)	—	206,600	(36,746)	36,746	—	—
Total	$244,483	$(36,746)	$—	$207,737	$(36,746)	$36,746	$—	$—
Flexible Credit Income ETF
DB	$1,975	$—	$—	$1,975	$—	$—	$—	$—
GSI	694	—	—	694	—	—	—	—
RBC	—	—	—	—	(1,091)	—	—	(1,091)
UBS	39,963	—	—	39,963	—	—	—	—
WBC	15,230	—	—	15,230	—	—	—	—
Total	$57,862	$—	$—	$57,862	$(1,091)	$—	$—	$(1,091)

(a)	Collateral received (or pledged) is limited to an amount not to exceed 100% of the net amount of assets (or liabilities) in the tables presented above, for each respective counterparty.
(b)
A net amount greater than zero represents amounts subject to loss as of October 31, 2025, in the event of a counterparty failure. A net amount less than zero represents amounts under-collateralized to each counterparty as of October 31, 2025.

16
Indemnifications: Like many other companies, the Trust’s organizational documents provide that its officers ("Officers") and trustees ("Trustees") are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims against the Trust or a Fund.

17
Segment reporting: In this reporting period, each Fund adopted FASB Accounting Standards Update No. 2023-07, "Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures" ("ASU

2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect each Fund's financial position or the results of its operations. An operating segment is a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker ("CODM") in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. Each Fund's investment manager acts as the Funds' CODM. The CODM has determined that each Fund has a single operating segment because the CODM monitors the operating results of each Fund as a whole and evaluates performance in accordance with each Fund's principal investment strategies as disclosed in its prospectus. The CODM uses these measures to assess Fund performance and allocate resources effectively. Each Fund's total returns, expense ratios, and changes in net assets, which among others are used by the CODM to assess Fund performance and to make resource allocation decisions for each Fund's single segment, are consistent with that presented within each Fund's financial statements.
18
Unfunded loan commitments: The Funds may enter into certain credit agreements all or a portion of which may be unfunded. The Funds are obligated to fund these commitments at the borrower’s discretion. As of October 31, 2025, the value of unfunded loan commitments was $14,378 for Short Duration Income ETF, pursuant to the following loan agreements:

Short Duration Income ETF
Borrower	Principal Amount	Value
Clydesdale Acquisition Holdings Inc., Term Loan DD, (3 mo. USD Term SOFR + 3.25%), 3.25%, due 4/1/2032(a)	$14,417	$14,378

(a)
Position is a delayed draw term loan which may be partially or fully unfunded. In accordance with the underlying credit agreement, the interest rate shown reflects the unfunded rate as of October 31, 2025.

Note B—Investment Management Fees, Administration Fees, Distribution Arrangements, and Other Transactions with Affiliates:
Energy Transition & Infrastructure ETF:
Through October 31, 2024, the Fund retained NBIA as investment manager under a different Management Agreement. Under the prior Management Agreement, Management was responsible for choosing a Fund’s investments and handling its day-to-day business. In addition, Management provided to the Fund certain Fund services and administrative services as specified in the prior Management Agreement. Beginning November 1, 2024, the Fund retains NBIA as investment manager under a new Management Agreement. Under the new Management Agreement, Management is responsible for choosing a Fund's investments and handling its day-to-day business and certain Fund services.
Emerging Markets Debt Hard Currency ETF, Flexible Credit ETF, Short Duration Income ETF and Total Return Bond ETF:
Each Fund retains NBIA as investment manager under a Management Agreement. Under the Management Agreement, Management is responsible for choosing a Fund’s investments and handling its day-to-day business and certain Fund services.

For such investment management services, the Funds pay NBIA monthly an investment management fee as a percentage of average daily net assets according to the following table:

	First $2 billion	Thereafter
Emerging Markets Debt Hard Currency ETF (a)	0.50%	0.50%
Energy Transition & Infrastructure ETF (b)	0.55%	0.55%
Flexible Credit Income ETF (c)	0.40%	0.40%
Short Duration Income ETF	0.17%	0.15%
Total Return Bond ETF (d)	0.28%	0.28%

(a)	The Predecessor Fund paid a management fee of 0.55% of average daily net assets.
(b)	Energy Transition & Infrastructure paid a management fee of 0.65% of average daily net assets through October 31, 2024.
(c)
NBIA contractually agreed to waive its management fee by 0.10% of Flexible Credit Income ETF's average daily net assets. This undertaking lasts until October 31, 2026 for Flexible Credit Income ETF and may not be
terminated during its term without the consent of the Board. Management fees contractually waived are not subject to recovery by NBIA.

(d)	Period from December 17, 2024 (Commencement of Operations) to October 31, 2025.
Management fees waived for the year ended October 31, 2025 were as follows:

Fund	Percentage of Average Daily Net Assets Waived and/or Reimbursed	Effective Date(s)	Management Fees Waived for the Year Ended October 31, 2025
Flexible Credit Income ETF	0.10%	6/24/2024	$53,395
Accordingly, for the year ended October 31, 2025, the investment management fee pursuant to the Management Agreement was equivalent to an annual effective rate of the Fund's average daily net assets, as follows:

Effective Rate
Flexible Credit Income ETF	0.30%
Short Duration Income ETF	0.17%
Investment management fee waivers are included in the Statements of Operations under the caption "Fees waived."
Energy Transition & Infrastructure ETF:
Through October 31, 2024, NBIA had contractually agreed to pay all operating expenses of the Fund, except (i) interest and taxes (including, but not limited to, income, excise, transaction, transfer and withholding taxes); (ii) brokerage expenses, including commissions, and other transaction costs; (iii) acquired fund fees and expenses; (iv) dividend and interest expenses relating to short sales; (v) expenses incurred in connection with any distribution plan adopted by the Trust in compliance with Rule 12b-1 under the 1940 Act, including distribution fees; (vi) the compensation payable to NBIA under this Agreement; (vii) securities lending expenses; (viii) litigation expenses and tax reclaim expenses; (ix) indemnification expenses; and (x) any expenses determined to be extraordinary expenses by the Board. With the Fund's consent, Management may subcontract to third parties some of its responsibilities to the Fund under the Management Agreement and may compensate each such third party that provides such services. Certain expenses that are outside of the investment management fee, as described above, may be applicable to multiple funds within the complex of related investment companies and such allocations are handled as follows: Expenses directly attributable to a Fund are charged to that Fund. Expenses borne by the complex of related investment companies, which includes open-end and closed-end investment companies for which NBIA serves as investment manager, that are not directly attributable to a particular investment company (e.g., a Fund) are allocated among that Fund and the other investment companies or series thereof in the complex on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the investment companies or series thereof in the complex can otherwise be made fairly.
Effective November 1, 2024, NBIA has contractually agreed to waive fees and/or reimburse certain expenses of the Fund so that the total annual operating expenses do not exceed 0.55% until 4/8/2025, and 0.65% from 4/9/2025 to 10/31/2028. These undertakings exclude interest, brokerage commissions, acquired fund fees and expenses, taxes including any expenses relating to tax reclaims, extraordinary expenses, and dividend and interest expenses relating to short sales, if any (commitment fees relating to borrowings are treated as interest for purposes of this exclusion) ("annual operating expenses"); consequently, net expenses may exceed the contractual expense limitations.
Emerging Markets Debt Hard Currency ETF, Flexible Credit Income ETF, Short Duration Income ETF and Total Return Bond ETF:
NBIA has contractually agreed to waive fees and/or reimburse certain expenses of each Fund so that the total annual operating expenses do not exceed the expense limitations as detailed in the following table. These undertakings exclude interest, brokerage commissions, acquired fund fees and expenses, taxes including any expenses relating to tax reclaims, extraordinary expenses, and dividend and interest expenses relating to short sales, if any (commitment fees relating to borrowings are treated as interest for purposes of this exclusion) ("annual operating expenses"); consequently, net expenses may exceed the contractual expense limitations. Prior to each Reorganization, each Predecessor Fund incurred fees and engaged in transactions with affiliates. Expenses, other than management fees, which include balances of the Predecessor Fund and its respective Fund, as shown in the respective Fund's Statement of Operations were expenses incurred by that Predecessor Fund.
At October 31, 2025, the Funds' contingent liabilities to NBIA under the agreements were as follows:

			Expenses Reimbursed in Year Ended October 31,
			2023	2024	2025
			Subject to Repayment until October 31,
Fund	Contractual Expense Limitation(a)	Expiration	2026	2027	2028
Emerging Markets Debt Hard Currency ETF	0.59%(b)	10/31/28	$—	$—	$380,835
Energy Transition & Infrastructure ETF	0.65%(c)	10/31/28	—	—	275,694 (d)
Flexible Credit Income ETF	0.39%(e)	10/31/26	—	263,468 (f)	310,381
Short Duration Income ETF	0.34%(g)	10/31/28	335,300	375,246	169,076
Total Return Bond ETF	0.37%	10/31/28	—	—	347,467 (h)

(a)	Expense limitation per annum of the Fund's average daily net assets.
(b)	Expenses reimbursed prior to the close of business on August 8, 2025, are of the Predecessor Fund which had a contractual expense limitation of 0.78% for its Institutional Class.
(c)	0.55% of average daily net assets from 11/1/2024 to 4/8/2025.
(d)	This amount does not include the reimbursement for the period from 11/1/2024 to 4/8/2025, which amounted to $128,286.
(e)	0.49% of average daily net assets from 11/1/2026 to 10/31/2028.

(f)	Period from June 24, 2024 (Commencement of Operations) to October 31, 2024.
(g)	Expenses reimbursed prior to the close of business on June 21, 2024, are of the Predecessor Fund which had a contractual expense limitation of 0.34% for its Institutional Class.
(h)	Period from December 17, 2024 (Commencement of Operations) to October 31, 2025.
Emerging Markets Debt Hard Currency ETF, Energy Transition & Infrastructure ETF (effective April 9, 2025), Flexible Credit Income ETF, Short Duration Income ETF and Total Return Bond ETF have agreed that they will repay NBIA for fees and expenses waived or reimbursed provided that repayment does not cause the respective Fund's annual operating expenses to exceed its contractual expense limitation in place at the time the fees and expenses were waived or reimbursed, or the expense limitation in place at the time the respective Fund repays NBIA, whichever is lower. Any such repayment must be made within three years after the year in which NBIA incurred the expense.
During the year ended October 31, 2025, there was no repayment to NBIA under these agreements.
Neuberger Berman Europe Limited ("NBEL"), as the sub-adviser to Emerging Markets Debt Hard Currency ETF, is retained by NBIA to choose the Fund’s investments and handle its day-to-day business for the portion of the Fund’s assets allocated to it by NBIA, and receives a monthly fee paid by NBIA. As investment manager, NBIA is responsible for overseeing the investment activities of NBEL. Several individuals who are Officers and/or Trustees of the Trust are also employees of NBEL and/or NBIA.
NBIA retains State Street as its sub-administrator under a Sub-Administration Agreement. NBIA pays State Street a fee for all services received under the Sub-Administration Agreement.
Emerging Markets Debt Hard Currency ETF, Energy Transition & Infrastructure ETF (effective November 1, 2024), Flexible Credit Income ETF, Short Duration Income ETF and Total Return Bond ETF retain NBIA as its administrator under an Administration Agreement. The administration fee was assessed at the class level prior to August 11, 2025 for Emerging Markets Debt Hard Currency ETF and each share class of the Predecessor Fund, as applicable, paid NBIA monthly an annual administration fee equal to the following: 0.27% for each of Class A and Class C; and 0.15% for Institutional Class; each as a percentage of its average daily net assets. The administration fee was assessed at the class level prior to June 24, 2024 for Short Duration Income ETF and each share class of the Predecessor Fund, as applicable, paid NBIA monthly an annual administration fee equal to the following: 0.27% for each of Investor Class, Class A and Class C; 0.50% for Trust Class; 0.15% for Institutional Class; and 0.05% for Class R6, each as a percentage of its average daily net assets. Effective August 11, 2025 and June 24, 2024 for Emerging Markets Debt Hard Currency ETF and Short Duration Income ETF, respectively, after each Reorganization, it pays NBIA monthly a fee at the annual rate of 0.09% of the Fund's average daily net assets. Energy Transition & Infrastructure ETF (effective November 1, 2024), Flexible Credit Income ETF and Total Return Bond ETF each pays NBIA monthly a fee at the annual rate of 0.09% of the Fund's average daily net assets.
Neuberger Berman BD LLC (the "Distributor") serves as the distributor in connection with the continuous offering of each Fund’s shares. Each Fund (except Short Duration Income ETF) also has a distribution agreement that allows the Fund to pay distribution fees to the Distributor and other firms that provide distribution services ("Service Providers"). Under their distribution plans (each a Plan, collectively, the "Plans") if a Service Provider provides distribution services, a Fund would pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act. The Distributor would, in turn, pay the Service Provider out of its fees. The Board currently has determined not to implement any 12b-1 fees pursuant to the Plans. 12b-1 fees may only be imposed after approval by the Board.
The Predecessor Fund of Emerging Markets Debt Hard Currency ETF paid the Distributor fees at the annual rate of 0.25% of Class A's average daily net assets and 1.00% of Class C's average daily net assets. Effective March 27, 2025, Rule 12b-1 fees on all applicable share classes of the Predecessor Fund of Emerging Markets Debt Hard Currency ETF were waived, which amounted to $1,910. These waivers are included in the Statements of Operations under the caption "Fees waived."

Note C—Securities Transactions:
During the year ended October 31, 2025, there were purchase and sale transactions of long-term securities (excluding swaps, forward FX contracts and futures, if any) and in-kind capital share transactions as follows:

	Transactions of Long-Term Securities Excluding U.S. Government and Agency Obligations		Transactions of U.S. Government and Agency Obligations
	Purchases	Sales	Purchases	Sales
Emerging Markets Debt Hard Currency ETF	$124,333,497	$164,157,126	$—	$—
Energy Transition & Infrastructure ETF	14,190,240	6,735,558	—	—
Flexible Credit Income ETF	41,284,218	38,601,116	114,000	191,167
Short Duration Income ETF	411,882,408	115,248,846	98,839,221	9,847,181
Total Return Bond ETF	75,235,850	33,862,057	46,141,839	36,108,857

In-kind Capital Share Transactions
	Purchases	Sales
Emerging Markets Debt Hard Currency ETF	$—	$—
Energy Transition & Infrastructure ETF	11,398,115	3,529,799
Flexible Credit Income ETF	—	—
Short Duration Income ETF	—	—
Total Return Bond ETF	—	—

During the year ended October 31, 2025, no brokerage commissions on securities transactions were paid to affiliated brokers.
Note D—Fund Share Transactions:
The Funds issue or redeem capital shares in aggregation of a specified number of shares (each, a "Creation Unit") to certain institutional investors (typically market makers or other broker-dealers) on a continuous basis through the Distributor. Currently, the number of shares that constitutes a Creation Unit is 25,000 shares. Creation Unit transactions are typically conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities, cash or a combination thereof, consistent with a Fund's investment objective, policies and disclosure.
Share activity for the year ended October 31, 2025, was as follows:
Fund	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total
Emerging Markets Debt Hard Currency ETF(a)(b)(c)	303,577	126,876	(1,375,100)	(944,647)
Energy Transition & Infrastructure ETF	350,000	—	(125,000)	225,000
Flexible Credit Income ETF	100,000	—	—	100,000
Short Duration Income ETF	7,900,000	—	—	7,900,000
Total Return Bond ETF(d)	1,050,001	—	—	1,050,001

(a)	After the close of business on August 8, 2025, the Predecessor Fund was reorganized into Emerging Markets Debt Hard Currency ETF.

(b)
After the close of business on July 25, 2025, the Predecessor Fund's Institutional Class underwent a reverse stock split. The capital share activity presented here has been retroactively adjusted to reflect this split. See
Note A of the Notes to Financial Statements.

(c)
The share activities disclosed include those of the Predecessor Fund's Institutional Class, Class A and Class C
shares sold of 253,576, 144,021, and 4,350, shares issued on reinvestment of dividends and distributions of
126,876, 3,687 and 3,288, and shares redeemed of (1,375,100), (257,904) and (121,617), respectively.

(d)	Period from December 17, 2024 (Commencement of Operations) to October 31, 2025.
Share activity for the year ended October 31, 2024, was as follows:

Fund	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total
Emerging Markets Debt Hard Currency ETF(a)(b)	1,356,766	204,242	(1,646,961)	(85,952)
Energy Transition & Infrastructure ETF(c)	375,000	—	(1,000,000)	(625,000)
Flexible Credit Income ETF(d)	1,025,001	—	—	1,025,001
Short Duration Income ETF(e)(f)(g)	1,222,987	102,768	(1,243,956)	81,799

(a)
After the close of business on July 25, 2025, the Predecessor Fund's Institutional Class underwent a reverse stock split. The capital share activity presented here has been retroactively adjusted to reflect this split. See
Note A of the Notes to Financial Statements.

(b)
The share activities disclosed include those of the Predecessor Fund's Institutional Class, Class A and Class C
shares sold of 479,170, 861,914 and 15,682, shares issued on reinvestment of dividends and distributions of 193,146, 4,416 and 6,680, and shares redeemed of (788,686), (820,814) and (37,461), respectively.

(c)	Period from September 1, 2024 to October 31, 2024.
(d)	Period from June 24, 2024 (Commencement of Operations) to October 31, 2024.
(e)	After the close of business on June 21, 2024, the Predecessor Fund was reorganized into Short Duration Income ETF.
(f)
After the close of business on June 14, 2024, the Predecessor Fund's Institutional Class underwent a reverse stock split. The capital share activity presented here has been retroactively adjusted to reflect this split. See
Note A of the Notes to Financial Statements.

(g)
The share activities disclosed include those of the Predecessor Fund's Investor Class, Trust Class, Institutional
Class, Class A and Class C shares sold of 64,214, 35,147, 1,072,342, 40,943 and 8,185, shares issued on reinvestment of dividends and distributions of 56,308, 7,053, 94,811, 18,750 and 2,899, and shares redeemed of (2,349,051), (325,527), (1,116,637), (853,104) and (143,165), respectively.

Share activity for the year ended August 31, 2024, was as follows:

Fund	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total
Energy Transition & Infrastructure ETF	50,000	—	—	50,000

The dollar amounts disclosed in the Statements of Changes and referenced in footnote (c) following the Statements of Changes are the totals from fund share transactions of the Investor Class shares, Trust Class shares, Institutional Class shares, Class A shares and Class C shares of the Predecessor Fund:

	For the Year Ended October 31, 2025				For the Year Ended October 31, 2024
	Proceeds from Shares Sold	Proceeds from Reinvestment of Dividends and Distributions	Payments for Shares Redeemed	Total	Proceeds from Shares Sold	Proceeds from Reinvestment of Dividends and Distributions	Payments for Shares Redeemed	Total
Emerging Markets Debt Hard Currency ETF
Institutional Class	$14,888,115	$6,132,650	$(66,502,546)	$(45,481,781)	$22,910,273	$9,295,311	$(37,750,452)	$(5,544,868)
Class A	983,728	25,249	(1,779,610)	(770,633)	5,880,639	30,163	(5,603,681)	307,121
Class C	30,000	22,476	(844,537)	(792,061)	107,000	45,588	(257,439)	(104,851)
Short Duration Income ETF
Investor Class	—	—	—	—	452,677	399,424	(16,648,435)	(15,796,334)
Trust Class	—	—	—	—	237,088	47,681	(2,200,909)	(1,916,140)
Institutional Class	—	—	—	—	53,795,063	5,141,728	(59,761,430)	(824,639)
Class A	—	—	—	—	277,058	126,748	(5,766,464)	(5,362,658)
Class C	—	—	—	—	55,152	19,600	(967,524)	(892,772)
A standard creation or redemption transaction fee is imposed to offset transfer and other costs associated with the issuance and redemption of Creation Units and is charged to the Authorized Participant and paid directly to State Street Bank and Trust Company, which serves as the transfer agent. The Authorized Participant may also be required to pay a variable transaction fee to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses with respect to transactions in Creation Units for cash, which are treated as increases in capital. The Manager may adjust and/or waive all or some of the transaction fees from time to time. These variable fees, if any, are reflected in "Proceeds from shares sold" in the Statements of Changes in Net Assets.
Note E—Line of Credit:
At October 31, 2025, each Fund was a participant in a syndicated committed, unsecured $700,000,000 line of credit (the "Credit Facility"), to be used only for temporary or emergency purposes. Series of other investment companies managed by NBIA also participate in this line of credit on substantially the same terms. Interest is charged on borrowings under this Credit Facility at the highest of (a) a federal funds effective rate plus 1.00% per annum, (b) a daily simple SOFR plus 1.10% per annum, or (c) an overnight bank funding rate plus 1.00% per annum. The Credit Facility has an annual commitment fee of 0.15% per annum of the available line of credit, which is paid quarterly. Each Fund that is a participant has agreed to pay its pro rata share of the annual commitment fee, based on the ratio of its individual net assets to the net assets of all participants at the time the fee is due, and interest charged on any borrowing made by such Fund and other costs incurred by such Fund (for Energy Transition& Infrastructure ETF, the pro rata share of the commitment fee and any other Credit Facility cost shared by the participants are covered under the investment management fee described further in Note B). Because several funds participate in the Credit Facility, there is no assurance that an individual fund will have access to all or any part of the $700,000,000 at any particular time. There were no loans outstanding for any Fund under the Credit Facility at October 31, 2025. During the year ended October 31, 2025, none of the Funds utilized the Credit Facility.

Note F—Recent Accounting Pronouncement:
In December 2023, FASB issued Accounting Standards Update No. 2023-09, "Improvements to Income Tax Disclosures" ("ASU 2023-09"). ASU 2023-09 clarifies the guidance in ASC 740 "Income Taxes" to enhance the transparency and decision-usefulness of income tax disclosures, particularly in the rate reconciliation table and disclosures about income taxes paid. The amendments are intended to address investors’ requests for income tax disclosures that provide more information to help them better understand an entity’s exposure to potential changes in tax laws and the ensuing risks and opportunities and to assess income tax information that affects cash flow forecasts and capital allocation decisions. ASU 2023-09 is effective for annual reporting periods beginning after December 15, 2024. ASU 2023-09 is effective for Total Return Bond ETF and Management has determined that there is no material impact of the ASU on that Fund’s financial statements. For the remaining Funds, Management is currently evaluating the impact, if any, of applying ASU 2023-09.
Note G—Change in Fiscal Year End:
On June 27, 2024, the Board approved a change in fiscal year end from August 31 to October 31 for Energy Transition & Infrastructure ETF. This change was effective on October 15, 2024 beginning with the prior fiscal period, September 1, 2024.

Financial Highlights

ETF Trust

The following tables include selected data for a share outstanding throughout each fiscal period and other performance information derived from the financial statements. Amounts that do not round to $0.01 or $(0.01) per share are presented as $0.00 or $(0.00), respectively. Ratios that do not round to 0.01% or (0.01)% are presented as 0.00% or (0.00)%, respectively. Net Assets with a zero balance, if any, may reflect actual amounts rounding to less than $0.1 million. A "—" indicates that the line item was not applicable in the corresponding fiscal period.

	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)[a]	Net Gains or Losses on Securities (both realized and unrealized)	Total Income (Loss) From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Return of Capital
Emerging Markets Debt Hard Currency ETF

10/31/2025[e,f]	$48.28	$3.14	$3.56	$6.70	$(2.62)	$—	$(0.52)
10/31/2024[e,f]	$45.11	$3.17	$3.03	$6.20	$(2.61)	$—	$(0.42)
10/31/2023[e,f]	$42.93	$2.74	$2.18	$4.92	$(2.11)	$—	$(0.63)
10/31/2022[e,f]	$57.35	$2.46	$(14.49)	$(12.03)	$(1.41)	$—	$(0.98)
10/31/2021[e,f]	$57.71	$2.46	$(0.43)	$2.03	$(2.39)	$—	$—

Energy Transition & Infrastructure ETF

10/31/2025	$30.63	$0.59	$2.09	$2.68	$(1.53)	$—	$—
Period from 9/1/2024 to 10/31/2024[h]	$29.43	$0.01	$1.19	$1.20	$—	$—	$—
8/31/2024	$24.16	$0.39	$5.19	$5.58	$(0.31)	$—	$—
8/31/2023	$24.20	$0.41	$(0.25)	$0.16	$(0.20)	$—	$—
Period from 4/6/2022[k] to 8/31/2022	$25.15	$0.14	$(1.09)	$(0.95)	$—	$—	$—

Flexible Credit Income ETF

10/31/2025	$50.95	$3.51	$1.08	$4.59	$(4.04)	$(0.06)	$—
Period from 6/24/2024[k] to 10/31/2024	$50.00	$1.21	$0.66	$1.87	$(0.92)	$—	$—

Short Duration Income ETF

10/31/2025	$50.79	$2.54	$0.54	$3.08	$(2.88)	$—	$—
10/31/2024[m,n]	$49.12	$2.70	$1.57	$4.27	$(2.60)	$—	$—
10/31/2023[m,n]	$49.19	$2.33	$0.07	$2.40	$(2.47)	$—	$—
10/31/2022[m,n]	$54.55	$1.48	$(5.08)	$(3.60)	$(1.69)	$—	$(0.07)
10/31/2021[m,n]	$54.48	$1.41	$0.35	$1.76	$(1.69)	$—	$—

Total Return Bond ETF

Period from 12/17/2024[k] to 10/31/2025	$50.00	$2.27	$0.96	$3.23	$(2.23)	$—	$—

See Notes to Financial Highlights

Total Distributions	Net Asset Value, End of Period	Total Return[b,c]	Net Assets, End of Year (in millions)	Ratio of Gross Expenses to Average Net Assets[d]	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate

$(3.14)	$51.84	14.47%	$108.4	1.07%	0.75%	6.43%	111%
$(3.03)	$48.28	13.92%	$146.5	1.01%	0.78%	6.56%	60%
$(2.74)	$45.11	11.36%	$142.3	1.05%	0.79%	5.94%	66%
$(2.39)	$42.93	(21.48)%	$103.8	1.02%	0.81%	4.91%	55%
$(2.39)	$57.35	3.49%	$222.8	0.96%	0.79%	4.08%	59%

$(1.53)	$31.78	8.83%	$22.2	2.10%	0.62%	1.82%	15%[g]
$—	$30.63	4.10%	$14.6	0.65%[i]	0.55%[i]	0.23%[i]	2%[g,j]
$(0.31)	$29.43	23.31%	$32.4	0.65%	0.55%	1.53%	12%[g]
$(0.20)	$24.16	0.70%	$25.4	0.65%	0.55%	1.68%	10%[g]
$—	$24.20	(3.79)%[j]	$5.4	0.65%[i]	0.55%[i]	1.54%[i]	5%[g,j]

$(4.10)	$51.44	9.44%	$57.9	1.08%	0.39%	6.91%	74%
$(0.92)	$50.95	3.74%[j]	$52.2	1.47%[i,l]	0.39%[i]	6.78%[i]	33%[j]

$(2.88)	$50.99	6.25%	$554.6	0.41%	0.34%	5.02%	49%
$(2.60)	$50.79	8.64%	$151.2	0.57%	0.34%	5.37%	74%
$(2.47)	$49.12	4.98%	$142.1	0.57%	0.34%	4.76%	65%
$(1.76)	$49.19	(6.65)%	$147.6	0.59%	0.34%	2.87%	76%
$(1.69)	$54.55	3.26%	$90.0	0.74%	0.35%	2.53%	91%

$(2.23)	$51.00	6.63%[j]	$53.6	1.14%[i,l]	0.38%[i]	5.19%[i]	139%[j]

Notes to Financial Highlights

a	Calculated based on the average number of shares outstanding during each fiscal period.
b
The class action proceeds listed in Note A of the Notes to Financial Statements, if any, had no impact on the
Funds’ total returns for the year ended October 31, 2025. The class action proceeds received in 2024, 2023,
2022 and 2021 had no impact on the Funds’ total returns for the years ended October 31, 2024, 2023,
2022 and 2021, respectively.

c
Total return based on per share NAV reflects the effects of changes in NAV on the performance of each
Fund during the each fiscal period. Returns assume income dividends and other distributions, if any, were reinvested. Results represent past performance and do not indicate future results. Current returns may be lower or higher than the performance data quoted. Investment returns and principal will fluctuate and shares, when redeemed, may be worth more or less than original cost. Each of Energy Transition &
Infrastructure ETF, Flexible Credit ETF and Total Return Bond ETF, has a limited performance history that should not be relied on. Past performance, particularly for brief periods of time, are not indicative of future returns. Total return would have been lower if Management had not reimbursed and/or waived certain expenses and/or waived a portion of the investment management fee (for certain periods). Total return would have been higher if Management had not recouped previously reimbursed and/or waived expenses.

d	Represents the annualized ratios of net expenses to average daily net assets if Management had not reimbursed certain expenses and/or waived a portion of the investment management fee.
e	Financial highlights prior to the close of business on August 8, 2025 are of the Predecessor Fund.
f
After the close of business on July 25, 2025, the Predecessor Fund's Institutional Class underwent a reverse stock split. The capital share activity presented here has been retroactively adjusted to reflect this split. See
Note A of the Notes to Financial Statements.

g	Portfolio turnover rate excludes securities received or delivered in-kind. Had the Funds listed below included securities received or delivered in-kind the portfolio turnover rate would have been:

	Year Ended October 31,		Year Ended August 31,
	2025	2024	2024	2023	2022
Energy Transition & Infrastructure ETF	36%	45% (1)	12%	12%	8% (2)

(1) Period from September 1, 2024 to October 31, 2024.
(2) Period from April 6, 2022 (Commencement of Operations) to August 31, 2022.

h	The fiscal year end changed from August 31 to October 31. This period represents the two-month period from September 1, 2024 to October 31, 2024.
i	Annualized.
j	Not annualized.
k	The date investment operations commenced.
l	Organization expense, which is a non-recurring expense, is included in these ratios on a non-annualized basis.
m
After the close of business on June 14, 2024, the Predecessor Fund’s Institutional Class underwent a reverse stock split. The per share data presented here has been retroactively adjusted to reflect this split. See Note A of the Notes to Financial Statements.

n	Financial highlights prior to the close of business on June 21, 2024 are of the Predecessor Fund.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of
Neuberger Berman ETF Trust and the Shareholders of:
Neuberger Berman Emerging Markets Debt Hard Currency ETF
Neuberger Berman Energy Transition & Infrastructure ETF
Neuberger Berman Flexible Credit Income ETF
Neuberger Berman Short Duration Income ETF
Neuberger Berman Total Return Bond ETF
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of Neuberger Berman Emerging Markets Debt Hard Currency ETF, Neuberger Berman Energy Transition & Infrastructure ETF, Neuberger Berman Flexible Credit Income ETF, Neuberger Berman Short Duration Income ETF and Neuberger Berman Total Return Bond ETF (collectively referred to as the "Funds"), (five of the series constituting Neuberger Berman ETF Trust (the "Trust")), including the schedules of investments, as of October 31, 2025, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below. In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (five of the series constituting Neuberger Berman ETF Trust) at October 31, 2025, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.
Individual fund constituting Neuberger Berman ETF Trust	Statement of operations	Statements of changes in net assets	Financial highlights
Neuberger Berman Emerging Markets Debt Hard Currency ETF Neuberger Berman Short Duration Income ETF	For the year ended October 31, 2025	For each of the two years in the period ended October 31, 2025	For each of the five years in the period ended October 31, 2025
Neuberger Berman Flexible Credit Income ETF	For the year ended October 31, 2025	For the year ended October 31, 2025 and the period from June 24, 2024 (commencement of operations) to October 31, 2024	For the year ended October 31, 2025 and the period from June 24, 2024 (commencement of operations) to October 31, 2024
Neuberger Berman Energy Transition & Infrastructure ETF	For the year ended October 31, 2025	For the year ended October 31, 2025, the period from September 1, 2024 to October 31, 2024 and the year ended August 31, 2024
For the year ended
October 31, 2025, the
period from September 1,
2024 to October 31,
2024, each of the two
years in the period ended
August 31, 2024 and the
period from April 6, 2022
(commencement of
operations) to August 31,
2022

Neuberger Berman Total Return Bond ETF	For the period from December 17, 2024 (commencement of operations) to October 31, 2025	For the period from December 17, 2024 (commencement of operations) to October 31, 2025	For the period from December 17, 2024 (commencement of operations) to October 31, 2025

Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Neuberger Berman investment companies since 1954.
Boston, Massachusetts
December 23, 2025

Directory

Investment Manager and Administrator
Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, NY 10104-0002
Distributor
Neuberger Berman BD LLC
1290 Avenue of the Americas
New York, NY 10104-0002
Sub-Adviser
Neuberger Berman Europe Limited*
The Zig Zag Building
70 Victoria Street
London, United Kingdom
SW1E 6SQ
Custodian and Transfer Agent
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
For Shareholders, address correspondence to:
Neuberger Berman Funds
1776 Heritage Drive, 3rd Floor
North Quincy, MA 02171
Legal Counsel
K&L Gates LLP
1601 K Street, NW
Washington, DC 20006-1600
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
*Sub-adviser to Emerging Markets Debt Hard Currency ETF.

Changes in and Disagreements with Accountants for Open-end Management Investment Companies
No changes and/or disagreements occurred in the current reporting period.
Proxy Disclosures for Open-end Management Investment Companies
During the period covered by this report, there were no matters submitted to the Funds' shareholders through the solicitation of proxies or otherwise.

Neuberger Berman Emerging Markets Debt Hard Currency ETF: Initial Board Consideration of the Management Agreement and Sub-Advisory Agreement
Prior to approving the management agreement with Neuberger Berman Investment Advisers LLC ("Management") (the "Management Agreement") and the sub-advisory agreement between Management and Neuberger Berman Europe Limited ("NBEL") (the "Sub-Advisory Agreement" and collectively with the Management Agreement, the "Agreements") with respect to Neuberger Berman Emerging Markets Debt Hard Currency ETF (the "Fund"), the Board of Trustees (the "Board") of Neuberger Berman ETF Trust (the "Trust"), including the Trustees who are not “interested persons” of the Trust or of Management (including its affiliates), as such term is defined under the Investment Company Act of 1940, as amended ("1940 Act") ("Independent Fund Trustees"), evaluated the Agreements with respect to the Fund at its March 27, 2025 meeting. Throughout the process, the Independent Fund Trustees were advised by counsel that is experienced in 1940 Act matters and that is independent of Management ("Independent Counsel"). At this meeting, Management explained to the Board its intention to have the Fund acquire the assets of Neuberger Berman Emerging Markets Debt Fund ("Predecessor Fund") in a tax-free reorganization, subject to the Board’s approval and the approval of the Predecessor Fund’s Board of Trustees.
In evaluating the Agreements with respect to the Fund, the Board, including the Independent Fund Trustees, reviewed materials provided by Management and NBEL and met with senior representatives of Management regarding its personnel, operations, and financial condition as they relate to the Fund.
In connection with its deliberations on the Agreements with respect to the Fund, the Board also considered the broad range of information relevant to the Agreements that is provided to the Board (including their various standing committees) at meetings throughout the year and for the annual consideration of continuance of contracts for other funds, including the Predecessor Fund, managed by Management or NBEL (“NB Funds”). The Board established the Contract Review Committee, which is comprised of Independent Fund Trustees, to assist in its evaluation and analysis of materials for contract review. The Board has also established other committees that focus throughout the year on specific areas relevant to contract review, such as performance or compliance matters, and that are charged with specific responsibilities regarding the annual contract review. Those committees provide reports to the full Board, including the members of the Contract Review Committee, which consider that information as part of a contract review process.
The Independent Fund Trustees receive, at least annually, from Independent Counsel a memorandum discussing the legal standards for their consideration of the Agreements. During the course of their deliberations regarding their review of the Agreements, the Independent Fund Trustees met with Independent Counsel separately from representatives of Management and NBEL.
In connection with its approval of the Agreements with respect to the Fund, the Board evaluated the terms of the Agreements, the overall fairness of the Agreements to the Fund and whether the Agreements was in the best interests of the Fund and its shareholders. The Board considered all factors it deemed relevant with respect to the Fund, including the following factors: (1) the nature, extent, and anticipated quality of the services to be provided to the Fund and its shareholders; (2) the expected costs of the services to be provided by Management; (3) the extent to which economies of scale might be realized as the Fund grows; and (4) whether proposed fee levels reflect any such potential economies of scale for the benefit of the Fund’s shareholders. The Board’s determination to approve the Agreements was based on a comprehensive consideration of all information provided to the Board. This description is not intended to include all of the factors considered by the Board. The Board members did not identify any particular factor that was all-important or controlling, and each Trustee may have attributed different weights to the various factors. Additionally, the information and factors considered, and weight placed on any particular information or factor may change over time. The Board focused on the costs and benefits of the Agreements to the Fund and, through the Fund, its shareholders.

With respect to the nature, extent and quality of the services to be provided, the Board considered the investment philosophy and decision-making processes of, and the qualifications, experience, capabilities, and succession plans of, and the resources available to, the portfolio management personnel of Management and NBEL who would perform services for the Fund. The Board also considered the historical performance of the Predecessor Fund, while also considering Management’s representations regarding the differences between the Fund and the Predecessor Fund related to their different principal investment strategies and portfolio management teams, and the historical composite performance of similar accounts managed by the Fund’s portfolio management team. The Board noted that Management also would provide certain administrative services, including fund accounting and compliance services. The Board also considered Management’s and NBEL’s policies and practices regarding trade execution, transaction costs, and allocation of portfolio transactions for the Fund and reviewed the quality of the execution services that Management or NBEL had provided to other NB Funds, including the Predecessor Fund. Moreover, the Board considered Management’s approach to potential conflicts of interest both generally and between a fund’s investments and those of other funds or accounts managed by Management or NBEL. The Board noted the extensive range of services that Management will provide to the Fund beyond the investment management services. The Board noted that Management will also be responsible for monitoring compliance with the Fund’s investment objectives, policies and restrictions, as well as compliance with applicable law, including implementing regulatory initiatives of the U.S. Securities and Exchange Commission and other regulators. The Board considered that Management will assume significant ongoing entrepreneurial and business risks as the investment adviser and sponsor for the Fund, for which it is entitled to reasonable compensation. The Board also considered that Management’s responsibilities will include continual management of investment, operational, cybersecurity, enterprise, legal, regulatory and compliance risks as they relate to the Fund, and the Board considers on a regular basis information regarding Management’s processes for monitoring and managing risk.
The Board also noted that the Fund would use the same service providers as the other series of the Trust and considered its review and evaluation, in its capacity as the Board, of Management’s activities to oversee the various outside service providers, including its renegotiation of certain service providers’ fees and its evaluation of service providers’ infrastructure, cybersecurity programs, compliance programs, and business continuity programs, among other matters. The Board also considered Management’s ongoing development of its own infrastructure and information technology that will support the Fund through, among other things, cybersecurity, business continuity planning, and risk management. In addition, the Board noted the positive compliance history of Management and NBEL, as no significant compliance problems were reported to the Board with respect to either firm. The Board also considered the general structure of the portfolio managers’ compensation for the Fund, and whether this structure provides appropriate incentives for portfolio managers to act in the best interests of the Fund that they manage. The Board also considered the ability of Management and NBEL to attract and retain qualified personnel to service the Fund.
The Board also considered the manner in which Management addressed various matters that have arisen during the year for the NB Funds, some of them a result of developments in the broader fund industry or the regulations governing it.  In addition, the Board considered actions taken by Management, on behalf of the NB Funds, in response to market conditions over the past year and considered the overall performance of Management in this context.
With respect to the overall fairness of the Agreements, the Board considered the Fund’s proposed fee structure and anticipated total expense ratios under the Agreements as compared to a peer group of funds having comparable investment programs.  With respect to the Fund, the Board reviewed a comparison of its proposed management fee to the Predecessor Fund, noting that the Fund’s management fee was lower than the Predecessor Fund’s management fee. It considered the benefits to the Predecessor Fund’s shareholders from the fact that the Fund’s total expense ratio, before and after application of the contractual expense limitation, is expected to be lower than Class A, Class C and Institutional Class of the Predecessor Fund. The Board also reviewed a comparison of the Fund’s proposed management fee and anticipated total expense ratio both before and after the application of the contractual expense limitation against a peer group of comparable funds. The

Board considered that the Fund’s proposed management fee and anticipated total expense ratio, both before and after the application of the contractual expense limitation, were lower than the median management fee rate and total expense ratio of the active funds in the peer group. The Board also considered the Fund’s proposed management fee and anticipated total expense ratio as compared to a broader peer group of exchange-traded funds that included both active and passive exchange-traded funds.
The Board considered that the Fund did not have performance information since it had not commenced operations.  However, the Board considered the performance information of the Predecessor Fund while also considering Management’s representations regarding the differences between the Fund and the Predecessor Fund related to their different principal investment strategies and portfolio management teams. The Board considered that, based on performance data for the periods ended March 31, 2024: (1) as compared to its benchmark, the Predecessor Fund’s performance was higher for the 1-, 3- and 5-year periods and lower for the 10-year period; and (2) as compared to its Performance Universe, the Predecessor Fund’s performance was in the fourth quintile for the 1-, 3- and 10-year periods and the third quintile for the 5-year period.  The Board also considered that for the 7-month period ending July 31, 2024, the Predecessor Fund outperformed its benchmark. In addition, the Board met with the portfolio management team in December 2023.
The Board also considered other funds or separate accounts that were advised or sub-advised by Management or its affiliates with investment objectives, policies, and strategies that were similar to those of the Fund, and compared the fees charged to the Fund to the fees charged to such comparable funds and/or separate accounts. The Board considered the appropriateness and reasonableness of any differences between the fees charged to the Fund and such comparable funds and/or separate accounts, and determined that differences in fees and fee structures were consistent with the differences in the management and other services provided. The Board noted that the rates of fees paid by such accounts were higher or lower than the fee rates paid by the Fund depending on the asset levels of the other accounts.
The Board considered that the Fund’s management fee includes separate advisory and administrative fees paid to Management whereas many exchange-traded funds in the industry utilize a unitary fee structure, under which those funds pay for the advisory, supervisory, and administrative services for one set fee. Accordingly, the Board considered the Fund’s total expense ratio as compared with its peer group as a way of taking account of the differences in fee structure between the Fund and the funds in the peer group.
The Board also considered the proposed contractual expense limitation for the Fund. The Board considered that the Fund’s fee structure does not provide for a reduction of payments resulting from the use of breakpoints, and concluded that the fee structure was reasonable based in part on the nature of the Fund and its investment strategy, in part based on the proposed expense limitation for the Fund, and the observation that the Fund was priced to scale – that is, the projected expense ratios for the Fund were comparable to those of much larger funds. The Board also considered the projected profitability for the Fund provided by Management and any fall-out (i.e., indirect) benefits likely to accrue to Management or its affiliates from their relationship with the Fund. The Board concluded that the benefits expected to accrue to Management and its affiliates, including NBEL, by virtue of their relationship to the Fund were reasonable in light of the reasonably anticipated costs of providing the investment advisory and other services and the benefits expected to accrue to the Fund.
Conclusions
In approving the Agreements, the Board concluded that, in its business judgment, the terms of the Agreements are fair and reasonable to the Fund and that approval of the Agreements is in the best interests of the Fund and its shareholders.  In reaching this determination, the Board considered that Management and NBEL could be expected to provide a high level of service to the Fund; that the Fund’s proposed fee structure appeared to the Board to be reasonable given the nature, extent, and quality of services expected to be provided; and that the benefits expected to accrue to Management and its affiliates by virtue of their relationship with the Fund were reasonable in light of the reasonably anticipated costs of providing the investment advisory and other services and the benefits expected to accrue to the Fund.
Board Consideration of the Management Agreements
On an annual basis, the Board of Trustees (the "Board" or "Trustees") of Neuberger Berman ETF Trust (the "Trust"), including the Trustees who are not "interested persons" of the Trust or of Neuberger Berman Investment Advisers LLC (with its affiliates, "Management"), as such term is defined under the Investment Company Act of 1940, as amended ("1940 Act"), ("Independent Fund Trustees"), considers whether to continue the management agreements with Management (the "Agreements") with respect to Neuberger Berman Flexible Credit ETF and Neuberger Berman Short Duration Income ETF (the "Funds"). Throughout the process, the Independent Fund Trustees are advised by counsel that is experienced in 1940 Act matters and that is independent of Management ("Independent Counsel"). At a meeting held on October 9, 2025, the Board, including the Independent Fund Trustees, approved the continuation of the Agreements for each Fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each Fund and its shareholders; (ii) a comparison of each Fund’s performance, fees and expenses relative to its benchmark, various peers or similar accounts, as applicable; (iii) the costs of the services provided by, and the estimated profit or loss to Management from its relationships with each Fund; (iv) any apparent or anticipated economies of scale in relation to the services Management provides to each Fund and whether any such economies of scale are shared with Fund shareholders; and (v) any "fall-out" benefits likely to accrue to Management and its affiliates from their relationship with each Fund.
In evaluating the Agreements with respect to each Fund, the Board, including the Independent Fund Trustees, reviewed extensive materials provided by Management in response to questions submitted by the Independent Fund Trustees and Independent Counsel, which the Contract Review Committee annually considers and updates. It also met with senior representatives of Management regarding its personnel, operations, and profitability as they relate to the Funds. The annual contract review extends over at least two regular meetings of the Board to allow Management additional time to respond to any questions the Independent Fund Trustees may have on their initial review of the materials and for the Independent Fund Trustees to consider those responses.
In connection with its deliberations, the Board also considered the broad range of information relevant to the annual contract review that is provided to the Board (including its various standing committees) at meetings throughout the year. In addition, the Board established the Contract Review Committee, which is comprised solely of Independent Fund Trustees, to assist in its evaluation and analysis of materials for the annual contract review. Those standing committees provide reports to the full Board, including the members of the Contract Review Committee, which consider that information as part of the annual contract review process.
The Independent Fund Trustees received from Independent Counsel a memorandum discussing the legal standards for their consideration of the proposed continuation of the Agreements. During the course of the year and during their deliberations regarding the annual contract review, the Contract Review Committee and the Independent Fund Trustees met with Independent Counsel separately from representatives of Management.
Provided below is a description of the Board’s contract approval process and material factors that the Board considered at its meetings regarding renewals of the Agreements and the compensation to be paid thereunder. In connection with its approval of the continuation of the Agreements, the Board evaluated the terms of the Agreements, the overall fairness of the Agreements to each Fund, and whether the Agreements were in the best interests of each respective Fund and its shareholders. The Board’s determination to approve the continuation of the Agreements was based on a comprehensive consideration of all information provided to the Board throughout the year and in connection with the annual contract review. The Board considered each Fund’s investment management agreement separately from those of the other Funds.

This description is not intended to include all of the factors considered by the Board. The Board members did not identify any particular information or factor that was all-important or controlling, and each Trustee may have attributed different weights to the various factors. Additionally, the information and factors considered, and weight placed on any particular information or factor may change over time. The Board focused on the costs and benefits of the Agreements to each Fund and, through the Fund, its shareholders.
Nature, Extent, and Quality of Services
With respect to the nature, extent, and quality of the services provided, the Board considered the investment philosophy and decision-making processes of, and the qualifications, experience, capabilities, and succession plans of, and the resources available to, the portfolio management personnel of Management who perform services for the Funds. The Board noted that Management also provides certain administrative services, including fund accounting, and compliance services. The Board also considered Management’s policies and practices regarding trade execution, transaction costs, and allocation of portfolio transactions and reviewed the quality of the execution services that Management had provided. Moreover, the Board considered Management’s approach to potential conflicts of interest both generally and between the Funds’ investments and those of other funds or accounts managed by Management.
The Board recognized the extensive range of services that Management provides to the Funds beyond the investment management services. The Board noted that Management is also responsible for monitoring compliance with the Fund’s investment objectives, policies, and restrictions, as well as compliance with applicable law, including implementing regulatory initiatives of the U.S. Securities and Exchange Commission and other regulators. The Board considered that Management assumes significant ongoing entrepreneurial and business risks as the investment adviser and sponsor to the Funds, for which it is entitled to reasonable compensation. The Trustees also considered that Management’s responsibilities include continual management of investment, operational, cybersecurity, enterprise, valuation, liquidity, legal, regulatory, and compliance risks as they relate to the Funds, and the Board considers on a regular basis information regarding Management’s processes for monitoring and managing risk. In this regard, the Board considered the business risks taken by Management to launch exchange-traded funds and to convert certain mutual funds to exchange-traded funds.
The Board also reviewed and evaluated Management’s activities under its contractual obligation to oversee the Funds’ various outside service providers, including its renegotiation of certain service providers’ fees and its evaluation of service providers’ infrastructure, cybersecurity programs, compliance programs, and business continuity programs, among other matters. The Board also considered Management’s ongoing development of its own infrastructure and information technology to support the Funds through, among other things, cybersecurity, business continuity planning, and risk management. In addition, the Board noted the positive compliance history of Management, as no significant compliance problems were reported to the Board with respect to Management. The Board also considered the general structure of the portfolio managers’ compensation and whether this structure provides appropriate incentives to act in the best interests of the Funds. The Board also considered the ability of Management to attract and retain qualified personnel to service the Funds and the ability to plan for succession.
Fund Performance
The Board requested a report from an outside consulting firm that specializes in the analysis of fund industry data that compared each Fund’s performance, along with its fees and other expenses, to various peers, including a group of industry peers ("Expense Group") and a broader universe of funds pursuing generally similar strategies with the same investment classification and/or objective ("Performance Universe"). The Board considered each Fund’s performance and fees in light of the limitations inherent in the consulting firm’s methodology for constructing such comparative groups and determining which investment companies should be included in the comparative groups, noting differences as compared to certain fund industry ranking and rating systems.

With respect to investment performance, the Board considered information regarding each Fund’s short-, intermediate- and long-term performance, as applicable, net of the Fund’s fees and expenses, on an absolute basis, relative to a benchmark index that does not deduct the fees or expenses of investing, and compared to the net performance of its Performance Universe. The Board also reviewed performance in relation to certain measures of the degree of investment risk undertaken by the portfolio managers.
In the case of underperformance for any of the periods reported, the Board considered the magnitude and duration of that underperformance relative to the Performance Universe and/or the benchmark (e.g., the amount by which a Fund underperformed, including, for example, whether the Fund slightly underperformed or significantly underperformed its benchmark). The Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board further acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance.
In this regard, the Board noted that performance is only one of the factors that it deems relevant to its consideration of the Agreements and that, after considering all relevant factors, it can determine to approve the continuation of the Agreements after its review of a Fund’s relative performance.
Fee Rates, Profitability, and Fall-out Benefits
With respect to the overall fairness of the Agreements, the Board considered the fee structure for each Fund under the Agreements as compared to the Expense Group provided by the consulting firm, as discussed above. The Board reviewed a comparison of each Fund’s management fee to its Expense Group. The Board also reviewed a comparison of a Fund’s total expense ratio against its Expense Group, noting that the comparative total expense ratio analysis includes, in a Fund’s management fee, the separate administrative fees paid to Management.  However, the Board noted the unitary fee structure of many of peer funds in each Fund’s Expense Group under which those funds pay for the advisory, supervisory, and administrative services for one set fee and noted the traditional fee structure of each Fund, consisting of separate management and administrative fees.  Accordingly, the Board considered a Fund’s total expense ratio as compared with its peer group as a way of taking account of the differences in fee structure between the funds.  In addition, the Board considered whether there were other funds or separate accounts that were advised or sub-advised by Management or its affiliates with investment objectives, policies, and strategies that were similar to those of the Fund.
The Board compared each Fund’s contractual and actual management fees to the contractual and actual management fees, respectively, of that Fund’s Expense Group. (The actual management fees are the contractual management fees reduced by any fee waivers or other adjustments.) The Board also compared each Fund’s total expenses to the total expenses of that Fund’s Expense Group.  The Board also noted that for each of the Funds, the overall expense ratio is maintained through a contractual or voluntary fee cap and/or expense reimbursements by Management.
In concluding that the benefits accruing to Management by virtue of its relationship with each Fund were reasonable in light of the costs of providing the investment advisory and other services and the benefits accruing to that Fund, the Board reviewed specific data as to Management’s estimated loss on each Fund for a recent period on a pre-tax basis without regard to distribution expenses. (The Board also reviewed data on Management’s estimated loss on each Fund after distribution expenses and taxes were factored in, as indicators of the health of the business and the extent to which Management is directing its profits into the growth of the business.)  The Board considered the cost allocation methodology that Management used in developing its estimated profitability figures. In addition, the Board engaged an independent accounting firm in prior years to review the profitability methodology utilized by Management when preparing this information and, discussed with the accounting firm its conclusion that Management’s process for calculating and reporting its estimated loss aligned with the accounting firm’s guiding principles and industry practices.

The Board further noted Management’s representation that its estimate of profitability is derived using a methodology that is consistent with the methodology used to assess and/or report measures of profitability elsewhere at the firm. In addition, the Board recognized that Management’s calculations regarding its costs may not reflect all risks, including regulatory, legal, operational, cybersecurity, reputational, and, where appropriate, entrepreneurial risks, associated with offering and managing a fund in the current regulatory and market environment. The Board also considered any fall-out (i.e., indirect) benefits likely to accrue to Management or its affiliates from their relationship with each Fund. The Board recognized that Management should be entitled to earn a reasonable level of profits for services it provides to each Fund and, based on its review, concluded that Management’s reported level of estimated profitability, if any, on each Fund was reasonable.
Economies of Scale
The Board also evaluated apparent or anticipated economies of scale in relation to the services Management provides to each Fund. The Board considered whether each Fund’s fee structure provides for a reduction of payments resulting from the use of breakpoints, the size of any breakpoints in each Fund’s advisory fees, and whether any such breakpoints are set at appropriate asset levels. The Board also compared the breakpoint structure to that of the Expense Group. In addition, the Board considered the expense limitation and/or fee waiver arrangements that reduce each Fund’s expenses at some or all asset levels, which can have an effect similar to breakpoints in sharing economies of scale with shareholders and provide protection from an increase in expenses if a Fund’s assets decline.
The Trustees took into account that certain Funds do not have breakpoints in their fees. For Funds that do not have breakpoints, the Board considered that setting competitive fee rates and pricing a Fund to scale before it has actually experienced an increase in assets are other means of sharing potential economies of scale with shareholders.  The Board also considered that Management has provided, at no added cost to the Funds, certain additional services, including but not limited to, services required by new regulations or regulatory interpretations, services impelled by changes in the securities markets or the business landscape, and/or services requested by the Board. The Board considered that this is a way of sharing economies of scale with the Funds and their shareholders.
Fund-by-Fund Analysis
With regard to the investment performance of each Fund and the fees charged to each Fund, the Board considered the following information. The Performance Universes referenced in this section are those identified by the consulting firm, as discussed above, and the risk/return ratios referenced are the Sharpe ratios provided by the consulting firm. With respect to performance quintile rankings for a Fund compared to its Performance Universe, the first quintile represents the highest (best) performance, and the fifth quintile represents the lowest performance. With respect to the quintile rankings for fees and total expenses (net of waivers or other adjustments, if any) for a Fund compared to its Expense Group, the first quintile represents the lowest (best) fees and/or total expenses and the fifth quintile represents the highest fees and/or total expenses.
Neuberger Berman Flexible Credit Income ETF— The Board considered that the Fund had limited performance history as it was launched in June 2024. The Board also considered that for the 7-month period ending July 31, 2025, the Fund outperformed its benchmark and ranked in the first quintile of both its Morningstar and Lipper peer categories. The Board considered that, as compared to its Expense Group, the Fund’s contractual management fee ranked in the second quintile, and total expenses and actual management fee net of fees waived by Management each ranked in the first quintile.
Short Duration Income ETF—The Board considered that the Fund is the successor to the Neuberger Berman Short Duration Bond Debt Fund (the "Predecessor") following the conversion of the Predecessor, an open-end mutual fund, to the Fund as an exchange-traded fund.  Performance information prior to June 21, 2024 is that of the Predecessor since the Fund had not commenced operations prior to that date.  The Board considered that based on performance data for the periods ended March 31, 2025: (1) as compared to its benchmark, the  Fund and its Predecessor's performance was higher for the 1-, 3-, 5- and 10-year periods; and (2) as compared to its Performance Universe, the Fund and its Predecessor's performance was in the first quintile for the 1-, 3- and 5-year periods and the fourth quintile for the 10-year period.  The Board also considered that for the 7-month period ending July 31, 2025, the Fund outperformed its benchmark and ranked in the second quintile of its Lipper peer category and the third quintile of its Morningstar peer category. The Board considered that, as compared to its Expense Group, the Fund’s contractual management fee ranked in the third quintile, actual management fee net of fees waived by Management ranked in the first quintile, and total expenses ranked in the fourth quintile.
Conclusions
In approving the continuation of the Agreements, the Board concluded that, in its business judgment, the terms of each Agreement are fair and reasonable to each Fund and that approval of the continuation of the Agreements is in the best interests of each Fund and its shareholders. In reaching this determination, the Board considered that Management could be expected to continue to provide a high level of service to each Fund; that the performance of each Fund was satisfactory over time; that each Fund’s fee structure appeared to the Board to be reasonable given the nature, extent, and quality of services provided; and that the benefits accruing to Management and its affiliates by virtue of their relationship with each Fund were reasonable in light of the costs of providing the investment advisory and other services and the benefits accruing to each Fund. The Board’s conclusions are based in part on its consideration of materials prepared in connection with the approval or continuance of the Agreements in prior years and on the Board’s ongoing regular review of Fund performance and operations throughout the year, in addition to material prepared specifically for the most recent annual review of the Agreements.

Notice to Shareholders
In early 2026 you will receive information to be used in filing your 2025 tax returns, which will include a notice of the exact tax status of all distributions paid to you by the Fund during calendar year 2025. Please consult your own tax advisor for details as to how this information should be reflected on your tax returns.
For the fiscal period ended October 31, 2025 for Energy Transition & Infrastructure ETF, $442,698 of the dividends earned qualify for the dividends received deduction for corporate shareholders.
For the fiscal period ended October 31, 2025, each Fund makes the following designation, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as Qualified Dividend Income. Complete information regarding each Fund’s Qualified Dividend Income distributions during the calendar year 2025 will be reported in conjunction with Form 1099-DIV.

Fund	Capital Gains Distributions	Qualified Dividend Income
Emerging Markets Debt Hard Currency ETF	$ —	$—
Energy Transition & Infrastructure ETF	—	507,667
Flexible Credit Income ETF	57,913	—
Short Duration Income ETF	—	—
Total Return Bond ETF	—	—
For shareholders subject to interest expense deduction limitation under Section 163(j), the following amounts of the Funds' income qualify as a Section 163(j) interest dividend and can be treated as interest income for purposes of Section 163(j), subject to holding period requirements and other limitations.

Fund	Section 163(j) Interest Dividend
Emerging Markets Debt Hard Currency ETF	$7,854,644
Energy Transition & Infrastructure ETF	6,682
Flexible Credit Income ETF	3,689,240
Short Duration Income ETF	13,850,324
Total Return Bond ETF	2,030,581

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Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, NY 10104-0002
877.628.2583
www.nb.com/ETF
Statistics and projections in this report are derived from sources deemed to be reliable but cannot be regarded as a representation of future results of the Funds. This report is prepared for the general information of shareholders and is not an offer of shares of the Funds. Shares are sold only through the currently effective prospectus which you can obtain by calling 877.628.2583. An investor should consider carefully a Fund’s investment objectives, risks and fees and expenses, which are described in its prospectus, before investing.

Z0625  12/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

The response to this item is included in the Registrant’s financial statements, which is included in Item 7 of this Form N-CSR.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

The response to this item is included in the Registrant’s financial statements, which is included in Item 7 of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid to trustees, officers, and others for each series is disclosed in the Registrant's financial statements, which is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The statement regarding the basis for the approval of the investment advisory contracts for Neuberger Emerging Markets Debt Hard Currency ETF, Neuberger Flexible Credit Income ETF, and Neuberger Short Duration Income ETF is disclosed in the Registrant’s financial statements, which is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 14.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 15.  Submission of Matters to a Vote of Security Holders.

There were no changes to the procedures by which shareholders may recommend nominees to the Board.

Item 16.  Controls and Procedures.

(a)
Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this report, the Chief Executive Officer and President and the Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)
There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17.  Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable to the Registrant.

Item 19.  Exhibits.

(a)(1)	A copy of the Code of Ethics is incorporated by reference to Neuberger High Yield Strategies Fund Inc.’s Form N-CSR, Investment Company Act file number 811-22396 (filed December 30, 2025).

(a)(2)	Not applicable to the Registrant.
(a)(3)	The certifications required by Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 2002 (“Sarbanes-Oxley Act”) are filed herewith.
(a)(4)	Not applicable to the Registrant.
(a)(5)	Not applicable to the Registrant.
(b)	The certification required by Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act is furnished herewith.
The certification furnished pursuant to Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act will not be deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, as amended (“Exchange Act”), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933, as amended, or the Exchange Act, except to the extent that the Registrant specifically incorporates it by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman ETF Trust

By: /s/ Joseph V. Amato
Joseph V. Amato
Chief Executive Officer and President

Date: January 2, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Joseph V. Amato
Joseph V. Amato
Chief Executive Officer and President

Date: January 2, 2026

By: /s/ John M. McGovern
        John M. McGovern
Treasurer and Principal Financial and Accounting Officer

Date: January 2, 2026